                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act File Number 811-4075

                     RIVERSOURCE INTERNATIONAL SERIES, INC.
               (Exact name of registrant as specified in charter)

         50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
               (Address of principal executive offices) (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 10/31

Date of reporting period: 4/30

Semiannual Report

                                                      (COLUMBIA MANAGEMENT LOGO)

RIVERSOURCE
DISCIPLINED INTERNATIONAL EQUITY FUND

--------------------------------------------------------------------------------

SEMIANNUAL REPORT FOR THE PERIOD ENDED
APRIL 30, 2010

RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND SEEKS TO PROVIDE SHAREHOLDERS WITH LONG-TERM CAPITAL GROWTH.


 NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

TABLE OF CONTENTS --------------------------------------------------------------


Your Fund at a Glance..............    3

Fund Expenses Example..............    8

Portfolio of Investments...........   11

Statement of Assets and
  Liabilities......................   30

Statement of Operations............   32

Statements of Changes in Net
  Assets...........................   34

Financial Highlights...............   36

Notes to Financial Statements......   45

Approval of Investment Management
  Services Agreement...............   60

Proxy Voting.......................   63




--------------------------------------------------------------------------------
2  RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- 2010 SEMIANNUAL REPORT

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

FUND SUMMARY
--------------------------------------------------------------------------------

> RiverSource Disciplined International Equity Fund (the Fund) Class A shares gained 1.26% (excluding sales charge) during the six months ended April 30, 2010.

> The Fund underperformed its benchmark, the Morgan Stanley Capital
  International (MSCI) EAFE Index, which rose 2.68% for the six-month period.

> The Fund also underperformed its peer group, as represented by the Lipper
  International Large-Cap Core Funds Index, which increased 4.01% during the same period.

ANNUALIZED TOTAL RETURNS (for period ended April 30, 2010)
--------------------------------------------------------------------------------



                                                               SINCE
                                                             INCEPTION
                                6 MONTHS*   1 YEAR  3 YEARS   5/18/06
----------------------------------------------------------------------
RiverSource Disciplined
  International Equity Fund
  Class A (excluding sales
  charge)                         +1.26%   +30.11%  -12.87%    -4.74%
----------------------------------------------------------------------
MSCI EAFE Index(1) (unmanaged)    +2.68%   +35.02%   -8.45%    -1.34%
----------------------------------------------------------------------
Lipper International Large-Cap
  Core Funds Index(2)             +4.01%   +34.26%   -8.76%    -2.02%
----------------------------------------------------------------------



* Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting riversource.com/funds or calling 800.221.2450.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in fees and expenses. The Fund's returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.


--------------------------------------------------------------------------------
  RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- 2010 SEMIANNUAL REPORT  3

YOUR FUND AT A GLANCE (continued) ----------------------------------------------

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes. It is not possible to invest directly in an index.

(1) The Morgan Stanley Capital International (MSCI) EAFE Index, an unmanaged index, is compiled from a composite of securities markets of Europe, Australasia and the Far East. The index is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities. The index reflects reinvestment of all distributions and changes in market prices.
(2) The Lipper International Large-Cap Core Funds Index includes the 30 largest large-cap core funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment.

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT APRIL 30, 2010
                                                                SINCE
Without sales charge             6 MONTHS*   1 YEAR  3 YEARS  INCEPTION
Class A (inception 5/18/06)        +1.26%   +30.11%  -12.87%    -4.74%
-----------------------------------------------------------------------
Class B (inception 5/18/06)        +1.08%   +29.27%  -13.60%    -5.54%
-----------------------------------------------------------------------
Class C (inception 5/18/06)        +1.06%   +29.24%  -13.58%    -5.52%
-----------------------------------------------------------------------
Class I (inception 5/18/06)        +1.65%   +30.69%  -12.35%    -4.26%
-----------------------------------------------------------------------
Class R2 (inception 8/1/08)        +1.29%   +29.75%     N/A    -14.10%
-----------------------------------------------------------------------
Class R3 (inception 8/1/08)        +1.50%   +30.21%     N/A    -13.87%
-----------------------------------------------------------------------
Class R4 (inception 5/18/06)       +1.52%   +30.20%  -12.49%    -4.41%
-----------------------------------------------------------------------
Class R5 (inception 8/1/08)        +1.63%   +30.69%     N/A    -13.52%
-----------------------------------------------------------------------
Class W (inception 12/1/06)        +1.47%   +30.20%  -12.79%    -7.99%
-----------------------------------------------------------------------

With sales charge
Class A (inception 5/18/06)        -4.56%   +22.63%  -14.57%    -6.16%
-----------------------------------------------------------------------
Class B (inception 5/18/06)        -3.92%   +24.27%  -14.43%    -6.22%
-----------------------------------------------------------------------
Class C (inception 5/18/06)        +0.06%   +28.24%  -13.58%    -5.52%
-----------------------------------------------------------------------



Class A share performance reflects the maximum initial sales charge of 5.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second year 4%; third and fourth years 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class I, Class R2, Class R3, Class R4, Class R5 and Class W shares. Class I, Class R2, Class R3, Class R4 and Class R5 are available to qualifying institutional investors only. Class W shares are offered through qualifying discretionary accounts.

* Not annualized.


--------------------------------------------------------------------------------
4  RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

MORNINGSTAR STYLE BOX(TM)
--------------------------------------------------------------------------------



      Equity Style
Value    Blend   Growth
   X                      Large
                          Medium   Size
                          Small



The Morningstar Style Box(TM) reveals a fund's investment strategy. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

International investing involves increased risk and volatility due to potential political and economic instability, currency fluctuations, and differences in financial reporting and accounting standards and oversight. Risks are particularly significant in emerging markets.

(C)2010 Morningstar, Inc. All rights reserved. The information contained herein is proprietary to Morningstar and/or its content providers, may not be copied or distributed and is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results.


--------------------------------------------------------------------------------
  RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- 2010 SEMIANNUAL REPORT  5

YOUR FUND AT A GLANCE (continued) ----------------------------------------------

COUNTRY BREAKDOWN(1) (at April 30, 2010)
---------------------------------------------------------------------


Australia                                   8.2%
------------------------------------------------
Austria                                     0.7%
------------------------------------------------
Belgium                                     1.3%
------------------------------------------------
Bermuda                                     0.3%
------------------------------------------------
Brazil                                      1.4%
------------------------------------------------
China                                       0.6%
------------------------------------------------
Denmark                                     0.8%
------------------------------------------------
Finland                                     0.9%
------------------------------------------------
France                                      6.6%
------------------------------------------------
Germany                                     4.6%
------------------------------------------------
Greece                                      0.3%
------------------------------------------------
Hong Kong                                   3.0%
------------------------------------------------
Hungary                                     0.2%
------------------------------------------------
India                                       0.4%
------------------------------------------------
Indonesia                                   0.2%
------------------------------------------------
Ireland                                     0.7%
------------------------------------------------
Israel                                      0.2%
------------------------------------------------
Italy                                       4.7%
------------------------------------------------
Japan                                      11.0%
------------------------------------------------
Luxembourg                                  1.3%
------------------------------------------------
Malaysia                                    0.1%
------------------------------------------------
Mexico                                      0.4%
------------------------------------------------
Netherlands                                10.4%
------------------------------------------------
New Zealand                                 0.1%
------------------------------------------------
Norway                                      1.4%
------------------------------------------------
Poland                                      0.2%
------------------------------------------------
Russia                                      0.5%
------------------------------------------------
Singapore                                   0.9%
------------------------------------------------
South Africa                                0.5%
------------------------------------------------
South Korea                                 1.2%
------------------------------------------------
Spain                                       7.3%
------------------------------------------------
Sweden                                      2.6%
------------------------------------------------
Switzerland                                 4.6%
------------------------------------------------
Taiwan                                      0.9%
------------------------------------------------
Turkey                                      0.2%
------------------------------------------------




--------------------------------------------------------------------------------
6  RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

---------------------------------------------------------------------


United Kingdom                             14.0%
------------------------------------------------
United States                               6.4%
------------------------------------------------
Other(2)                                    0.9%
------------------------------------------------


(1) Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund's composition is subject to change.

(2) Cash & Cash Equivalents.

TOP TEN HOLDINGS(1) (at April 30, 2010)
---------------------------------------------------------------------

Vodafone Group PLC (United Kingdom)         4.5%
------------------------------------------------
Banco Santander SA (Spain)                  4.3%
------------------------------------------------
Royal Dutch Shell PLC, Series A
  (Netherlands)                             3.9%
------------------------------------------------
Vanguard Emerging Markets ETF (United
  States)                                   3.9%
------------------------------------------------
Royal Dutch Shell PLC, Series B
  (Netherlands)                             3.5%
------------------------------------------------
Commonwealth Bank of Australia (Australia)  3.2%
------------------------------------------------
iShares MSCI Emerging Markets Index Fund
  (United States)                           2.6%
------------------------------------------------
Barclays PLC (United Kingdom)               2.0%
------------------------------------------------
Novartis AG (Switzerland)                   1.6%
------------------------------------------------
Telefonica SA (Spain)                       1.4%
------------------------------------------------


(1) Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan and Cash & Cash Equivalents).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holding are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
  RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- 2010 SEMIANNUAL REPORT  7

FUND EXPENSES EXAMPLE ----------------------------------------------------------
(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments; and (ii) ongoing costs, which may include management fees; distribution and service (Rule 12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the ongoing expenses of any funds in which the Fund invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the ongoing expenses charged by acquired funds using the expense ratio of each of the acquired funds as of the acquired fund's most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended April 30, 2010.

ACTUAL EXPENSES
The first line of the table provides information about actual account values and actual expenses for each class. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Direct expenses paid during the period" to estimate the expenses you paid on your account during this period. You can also estimate the direct and indirect expenses you paid over the period by using the number in the first line under the heading "Direct and indirect expenses paid during the period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for each class and an assumed rate of return of 5% per year before expenses, which is not the actual return for the class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


--------------------------------------------------------------------------------
8  RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                                                                DIRECT AND
                                                                   DIRECT        INDIRECT
                                  BEGINNING        ENDING         EXPENSES       EXPENSES
                                ACCOUNT VALUE   ACCOUNT VALUE   PAID DURING    PAID DURING
                                 NOV. 1, 2009  APRIL 30, 2010  THE PERIOD(a)  THE PERIOD(b)
-------------------------------------------------------------------------------------------
Class A
-------------------------------------------------------------------------------------------
  Actual(c)                         $1,000        $1,012.60        $ 7.73         $ 7.93
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,017.25        $ 7.75         $ 7.95
-------------------------------------------------------------------------------------------

Class B
-------------------------------------------------------------------------------------------
  Actual(c)                         $1,000        $1,010.80        $11.63         $11.83
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,013.36        $11.65         $11.85
-------------------------------------------------------------------------------------------

Class C
-------------------------------------------------------------------------------------------
  Actual(c)                         $1,000        $1,010.60        $11.53         $11.73
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,013.46        $11.55         $11.75
-------------------------------------------------------------------------------------------

Class I
-------------------------------------------------------------------------------------------
  Actual(c)                         $1,000        $1,016.50        $ 4.73         $ 4.93
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,020.24        $ 4.73         $ 4.94
-------------------------------------------------------------------------------------------

Class R2
-------------------------------------------------------------------------------------------
  Actual(c)                         $1,000        $1,012.90        $ 8.58         $ 8.78
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,016.40        $ 8.60         $ 8.80
-------------------------------------------------------------------------------------------

Class R3
-------------------------------------------------------------------------------------------
  Actual(c)                         $1,000        $1,015.00        $ 7.28         $ 7.49
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,017.70        $ 7.29         $ 7.50
-------------------------------------------------------------------------------------------

Class R4
-------------------------------------------------------------------------------------------
  Actual(c)                         $1,000        $1,015.20        $ 6.18         $ 6.38
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,018.80        $ 6.19         $ 6.39
-------------------------------------------------------------------------------------------

Class R5
-------------------------------------------------------------------------------------------
  Actual(c)                         $1,000        $1,016.30        $ 4.88         $ 5.08
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,020.09        $ 4.89         $ 5.09
-------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
  RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- 2010 SEMIANNUAL REPORT  9

FUND EXPENSES EXAMPLE (continued) ----------------------------------------------

                                                                                DIRECT AND
                                                                   DIRECT        INDIRECT
                                  BEGINNING        ENDING         EXPENSES       EXPENSES
                                ACCOUNT VALUE   ACCOUNT VALUE   PAID DURING    PAID DURING
                                 NOV. 1, 2009  APRIL 30, 2010  THE PERIOD(a)  THE PERIOD(b)
-------------------------------------------------------------------------------------------
Class W
-------------------------------------------------------------------------------------------
  Actual(c)                         $1,000        $1,014.70        $ 6.98         $ 7.18
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,018.00        $ 6.99         $ 7.19
-------------------------------------------------------------------------------------------


ANNUALIZED EXPENSE RATIOS

                                    FUND'S     ACQUIRED FUND
                                  ANNUALIZED      FEES AND    NET FUND
                                EXPENSE RATIO     EXPENSES    EXPENSES
----------------------------------------------------------------------
Class A                             1.54%           .04%        1.58%
----------------------------------------------------------------------
Class B                             2.32%           .04%        2.36%
----------------------------------------------------------------------
Class C                             2.30%           .04%        2.34%
----------------------------------------------------------------------
Class I                              .94%           .04%         .98%
----------------------------------------------------------------------
Class R2                            1.71%           .04%        1.75%
----------------------------------------------------------------------
Class R3                            1.45%           .04%        1.49%
----------------------------------------------------------------------
Class R4                            1.23%           .04%        1.27%
----------------------------------------------------------------------
Class R5                             .97%           .04%        1.01%
----------------------------------------------------------------------
Class W                             1.39%           .04%        1.43%
----------------------------------------------------------------------


(a) Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(b) Expenses are equal to the annualized expense ratio for each class as indicated above, plus the acquired fund fees and expenses, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(c) Based on the actual return for the six months ended April 30, 2010: +1.26% for Class A, +1.08% for Class B, +1.06% for Class C, +1.65% for Class I, +1.29% for Class R2, +1.50% for Class R3, +1.52% for Class R4, +1.63% for Class R5 and +1.47% for Class W.


--------------------------------------------------------------------------------
10  RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- 2010 SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

APRIL 30, 2010 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


COMMON STOCKS (92.6%)(c)
ISSUER                                                 SHARES                VALUE(a)
AUSTRALIA (8.2%)
AGL Energy Ltd.                                          85,965            $1,190,168
Australia & New Zealand Banking Group Ltd.              150,444             3,331,505
BlueScope Steel Ltd.                                    306,937(b)            736,300
Coca-Cola Amatil Ltd.                                    65,147               672,405
Commonwealth Bank of Australia                          357,587            19,128,384
CSL Ltd.                                                 12,577               375,737
Dexus Property Group                                    756,842               561,216
Fairfax Media Ltd.                                      466,733               736,438
Foster's Group Ltd.                                      99,169               496,848
GPT Group                                               655,215               350,028
Intoll Group                                            405,296               418,152
Leighton Holdings Ltd.                                   26,152               881,001
Macquarie Atlas Roads Group                              81,059(b)             73,488
Macquarie Group Ltd.                                     28,798             1,312,905
MAp Group                                               156,426               448,309
Mirvac Group                                            675,918               867,173
OneSteel Ltd.                                           246,405               792,320
Orica Ltd.                                               34,098               826,731
Origin Energy Ltd.                                       52,680               792,126
OZ Minerals Ltd.                                        509,682(b)            536,368
Qantas Airways Ltd.                                     271,919(b)            703,922
Rio Tinto Ltd.                                           69,450             4,536,891
Stockland                                               302,133             1,101,123
Tatts Group Ltd.                                        239,141               545,581
Telstra Corp., Ltd.                                     509,287             1,491,833
Wesfarmers Ltd.                                          91,201             2,444,324
Wesfarmers Ltd.                                          37,197               999,385
Woolworths Ltd.                                          92,388             2,307,383
WorleyParsons Ltd.                                       23,491               572,744
                                                                      ---------------
Total                                                                      49,230,788
-------------------------------------------------------------------------------------

AUSTRIA (0.7%)
Erste Group Bank AG                                      46,190             2,050,538
OMV AG                                                   28,720             1,026,131
voestalpine AG                                           29,826             1,109,304
                                                                      ---------------
Total                                                                       4,185,973
-------------------------------------------------------------------------------------

BELGIUM (1.3%)
Ageas                                                   339,752(b,d)        1,043,493
Anheuser-Busch InBev NV                                  69,371(d)          3,364,916
Delhaize Group SA                                        14,713             1,216,576
Dexia SA                                                 89,650(b)            484,383
Groupe Bruxelles Lambert SA                              10,330               874,088
KBC Groep NV                                             24,360(b)          1,089,788
                                                                      ---------------
Total                                                                       8,073,244
-------------------------------------------------------------------------------------

BERMUDA (0.3%)
SeaDrill Ltd.                                            68,000             1,713,376
-------------------------------------------------------------------------------------

BRAZIL (1.4%)
B2W Cia Global Do Varejo                                    800                17,653
Banco do Brasil SA                                       14,500               250,193
Banco do Estado do Rio Grande do Sul                     12,600                97,029
BM&FBOVESPA SA                                           24,500               161,453
Bradespar SA                                              6,000               137,681
Brasil Telecom SA                                         1,728                10,980
Brasil Telecom SA, ADR                                    1,500                28,455
Braskem SA, ADR                                           7,200               102,600
Centrais Eletricas Brasileiras SA, ADR                    8,600               122,894
Centrais Eletricas Brasileiras SA, Series B               7,800               136,023
Cia Brasileira de Distribuicao Grupo Pao de
 Acucar, ADR, Class A                                       500                34,255
Cia de Saneamento Basico do Estado de Sao
 Paulo, ADR                                               7,600               299,060


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
 RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- 2010 SEMIANNUAL REPORT  11

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
BRAZIL (CONT.)
Cia Energetica de Minas Gerais, ADR                      15,950              $257,593
Cia Energetica de Sao Paulo, Series B                     4,600                66,981
Cia Paranaense Energia, ADR                               5,700               117,876
Cia Siderurgica Nacional SA, ADR                         34,800               649,020
CPFL Energia SA, ADR                                      1,800               111,942
Cyrela Brazil Realty SA                                  10,600               127,200
EDP Energias do Brasil SA                                 5,400               103,338
Eletrobras, ADR                                           1,600                28,144
Empresa Brasileira de Aeronautica SA, ADR                 8,400               202,272
Gerdau SA                                                12,000               149,042
Gerdau SA, ADR                                           28,200               462,480
Itau Unibanco Holding SA, ADR                            43,000               932,240
JBS SA                                                    7,500                35,741
Lojas Americanas SA                                      11,900                87,118
Metalurgica Gerdau SA                                    21,000               413,473
MRV Engenharia e Participacoes SA                        12,500                87,554
Petroleo Brasileiro SA, ADR                              19,100               724,654
Petroleo Brasileiro SA, ADR                               7,600               322,468
Tele Norte Leste Participacoes SA                         1,000                17,755
Tele Norte Leste Participacoes SA, ADR                   11,200               166,432
Telemar Norte Leste SA, Series A                          1,100                29,122
Tim Participacoes SA, ADR                                   900                23,391
Usinas Siderurgicas de Minas Gerais SA,
 Series A                                                11,500               376,009
Usinas Siderurgicas Minas Gerais SA                       9,300               295,513
Vale SA, ADR                                             30,000               807,300
Vale SA, ADR                                             10,300               315,489
                                                                      ---------------
Total                                                                       8,308,423
-------------------------------------------------------------------------------------

CAYMAN ISLANDS (--%)
Alibaba.com Ltd.                                         28,000                53,340
-------------------------------------------------------------------------------------

CHINA (0.6%)
Air China Ltd., Series H                                 92,000(b)            101,663
Aluminum Corp. of China Ltd., ADR                         5,000(b)            121,300
Angang Steel Co., Ltd., Series H                         28,000                43,191
Anta Sports Products Ltd.                                18,000                32,046
Byd Co., Ltd., Series H                                  27,000               239,738
China Coal Energy Co., Series H                          64,000                96,578
China Construction Bank Corp., Series H                  80,000                64,967
China COSCO Holdings Co., Ltd., Series H                200,000               254,708
China Life Insurance Co., Ltd., ADR                         600                40,554
China National Building Material Co., Ltd.,
 Series H                                                10,000                16,390
China Petroleum & Chemical Corp., ADR                     4,400               353,144
China Shenhua Energy Co., Ltd., Series H                 94,500               405,519
China Shipping Container Lines Co., Ltd.,
 Series H                                               175,000(b)             72,632
China Shipping Development Co., Ltd., Series
 H                                                      116,000               172,586
China Telecom Corp., Ltd., ADR                           11,500               527,850
Country Garden Holdings Co.                              61,000                18,840
Dongfeng Motor Group Co., Ltd., Series H                132,000               187,476
Fosun International                                      32,000                24,856


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
12  RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
CHINA (CONT.)
Guangzhou R&F Properties Co., Ltd., Series H             20,000               $26,127
Harbin Power Equipment Co., Ltd., Series H              240,000               187,792
Industrial & Commercial Bank of China, Series
 H                                                       60,000                43,732
Jiangxi Copper Co., Ltd., Series H                       64,000               134,241
Li Ning Co., Ltd.                                        12,500                47,976
Maanshan Iron & Steel, Series H                          82,000(b)             43,016
Weichai Power Co., Ltd., Series H                        24,000               196,259
Yanzhou Coal Mining Co., Ltd., ADR                        8,400               233,940
Zijin Mining Group Co., Ltd., Series H                   28,000                21,821
                                                                      ---------------
Total                                                                       3,708,942
-------------------------------------------------------------------------------------

DENMARK (0.8%)
A P Moller -- Maersk A/S, Series A                           82               664,288
A P Moller -- Maersk A/S, Series B                          206(d)          1,729,635
Danske Bank A/S                                          82,213(b)          2,146,416
                                                                      ---------------
Total                                                                       4,540,339
-------------------------------------------------------------------------------------

FINLAND (0.9%)
Kesko OYJ, Series B                                      15,107               585,569
Metso OYJ                                                35,667             1,375,710
Outokumpu OYJ                                            11,643               244,834
Stora Enso OYJ, Series R                                149,668             1,249,425
UPM-Kymmene OYJ                                         120,168             1,724,320
                                                                      ---------------
Total                                                                       5,179,858
-------------------------------------------------------------------------------------

FRANCE (6.6%)
Air France-KLM                                           43,656(b)            686,758
AXA SA                                                   20,413               405,610
BNP Paribas                                              37,725             2,590,895
Bouygues SA                                              29,505             1,461,803
Carrefour SA                                             14,400               705,719
Casino Guichard Perrachon SA                              6,550               578,125
Compagnie de St-Gobain                                   73,548             3,630,323
France Telecom SA                                       174,972             3,829,998
GDF Suez                                                 58,521             2,080,976
Klepierre                                                10,737               369,960
Lafarge SA                                               45,297             3,283,765
Lagardere SCA                                            17,948               723,814
Natixis                                                 173,228(b)            885,802
Peugeot SA                                               43,476(b)          1,283,895
Renault SA                                               48,134(b)          2,229,800
Sanofi-Aventis SA                                        83,665(b)          5,706,865
Technip SA                                               12,809             1,024,105
Total SA                                                 29,984             1,631,166
Vallourec SA                                             11,696             2,329,387
Vivendi SA                                              149,113             3,911,160
                                                                      ---------------
Total                                                                      39,349,926
-------------------------------------------------------------------------------------

GERMANY (4.6%)
Bayer AG                                                 72,954             4,676,045
BMW AG                                                   66,097             2,981,906
Commerzbank AG                                           74,903(b)            588,014
Daimler AG                                               20,629(b)          1,055,574
Deutsche Bank AG                                         73,842             5,099,190
Deutsche Lufthansa AG                                    46,554(b)            769,144
E.ON AG                                                  23,392               865,034
HeidelbergCement AG                                      33,502             2,060,065
Henkel AG & Co. KGaA                                     22,541             1,208,439
Henkel AG & Co. KGaA                                     17,540               793,300
MAN SE                                                   12,562             1,179,789
Porsche Automobil Holding SE                             16,203               936,668
Salzgitter AG                                             3,144               254,709
ThyssenKrupp AG                                          70,531             2,293,212
Volkswagen AG                                            28,083             2,685,206
                                                                      ---------------
Total                                                                      27,446,295
-------------------------------------------------------------------------------------

GREECE (0.3%)
Alpha Bank AE                                           101,840(b)            824,746
Coca-Cola Hellenic Bottling Co., SA                      21,395               580,068
Piraeus Bank SA                                          49,332(b)            371,478
                                                                      ---------------
Total                                                                       1,776,292
-------------------------------------------------------------------------------------



                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
 RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- 2010 SEMIANNUAL REPORT  13

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

HONG KONG (3.0%)
Agile Property Holdings Ltd.                             72,000               $83,420
BOC Hong Kong Holdings Ltd.                             322,500               771,847
Chaoda Modern Agriculture Holdings Ltd.                 394,000               450,472
Cheung Kong Holdings Ltd.                               166,000             2,047,128
Cheung Kong Infrastructure Holdings Ltd.                123,000               459,307
China Everbright Ltd.                                    22,000                54,253
China Mobile Ltd., ADR                                   18,800               919,320
China Resources Land Ltd.                                14,000                25,618
Citic Pacific Ltd.                                       37,000                80,664
CLP Holdings Ltd.                                       270,500             1,894,992
COSCO Pacific Ltd.                                      152,000               204,954
Denway Motors Ltd.                                      204,000               121,330
Hong Kong Exchanges and Clearing Ltd.                    89,100             1,456,072
Hutchison Whampoa Ltd.                                  145,000               995,169
Kerry Properties Ltd.                                   203,000(d)            936,443
Kunlun Energy Co., Ltd.                                  56,000                74,222
Lenovo Group Ltd.                                       310,000               228,541
Li & Fung Ltd.                                          266,000             1,282,397
Nine Dragons Paper Holdings Ltd.                         18,000                30,365
Noble Group Ltd.                                        409,000               887,205
Orient Overseas International Ltd.                      119,500               908,868
Shanghai Industrial Holdings Ltd.                        33,000               142,579
Shimao Property Holdings Ltd.                            71,000               108,660
Sun Hung Kai Properties Ltd.                            123,000             1,705,311
Swire Pacific Ltd., Series A                             80,000               894,021
Swire Properties Ltd.                                     8,000(b)             22,488
The Link REIT                                           114,000(d)            279,677
Wharf Holdings Ltd.                                     196,000             1,060,049
                                                                      ---------------
Total                                                                      18,125,372
-------------------------------------------------------------------------------------

HUNGARY (0.2%)
Magyar Telekom Telecommunications PLC                    20,819                74,201
MOL Magyar Olaj-es Gazipari                               4,402(b)            446,485
OTP Bank PLC                                             17,674(b)            622,300
                                                                      ---------------
Total                                                                       1,142,986
-------------------------------------------------------------------------------------

INDIA (0.4%)
Infosys Technologies Ltd., ADR                            6,800               407,184
Reliance Industries Ltd., GDR                             4,840(e,g)          223,870
Satyam Computer Services Ltd., ADR                       45,900(b)            244,188
Sterlite Industries India Ltd., ADR                      14,900               270,286
Tata Motors Ltd., ADR                                    28,800               588,960
Wipro Ltd., ADR                                          17,300               388,558
                                                                      ---------------
Total                                                                       2,123,046
-------------------------------------------------------------------------------------

INDONESIA (0.2%)
Aneka Tambang Tbk PT                                    118,000                31,453
Astra Agro Lestari Tbk PT                                 9,500                23,091
Astra International Tbk PT                               69,500               359,505
Bumi Resources Tbk PT                                   821,000               210,912
Indocement Tunggal Prakarsa Tbk PT                       16,000                27,752
Indofood Sukses Makmur Tbk PT                           574,500               245,353
International Nickel Indonesia Tbk PT                    61,500                33,423
United Tractors Tbk Pt                                   55,500               118,729
                                                                      ---------------
Total                                                                       1,050,218
-------------------------------------------------------------------------------------

IRELAND (0.7%)
CRH PLC                                                 140,272             4,010,905
-------------------------------------------------------------------------------------



See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
14  RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

ISRAEL (0.2%)
Bank Hapoalim BM                                         29,446(b)           $118,640
Bank Leumi Le-Israel BM                                  66,691(b)            285,002
Delek Group Ltd.                                            350                76,124
Discount Investment Corp.                                 2,834                65,211
Israel Discount Bank Ltd., Series A                      38,061(b)             77,699
Teva Pharmaceutical Industries Ltd., ADR                  5,100               299,523
The Israel Corp., Ltd.                                       37(b)             29,175
                                                                      ---------------
Total                                                                         951,374
-------------------------------------------------------------------------------------

ITALY (4.7%)
Enel SpA                                              1,191,153             6,239,653
ENI SpA                                                 308,331             6,890,217
Fiat SpA                                                 45,649               599,094
Intesa Sanpaolo SpA                                     209,889(b)            691,699
Parmalat SpA                                            316,940               834,217
Saipem SpA                                               38,638             1,442,634
Telecom Italia SpA                                    1,066,888(b)          1,491,449
Telecom Italia SpA                                    1,239,669(b)          1,398,826
UniCredit SpA                                         3,193,499             8,368,273
                                                                      ---------------
Total                                                                      27,956,062
-------------------------------------------------------------------------------------

JAPAN (11.0%)
Aeon Co., Ltd.                                           74,400               851,993
Aisin Seiki Co., Ltd.                                    30,500               927,012
Canon, Inc.                                              68,300             3,124,766
Coca-Cola West Co., Ltd.                                 45,000               796,293
Dai Nippon Printing Co., Ltd.                            85,000             1,177,759
Denso Corp.                                              64,100             1,870,942
Fuji Heavy Industries Ltd.                               64,000(b)            358,248
FUJIFILM Holdings Corp.                                  54,600             1,871,522
Honda Motor Co., Ltd.                                   123,800             4,189,758
Inpex Corp.                                                 103               724,939
ITOCHU Corp.                                             96,000               831,844
JFE Holdings, Inc.                                       24,900               888,123
JX Holdings, Inc.                                       177,320(b)            989,307
KDDI Corp.                                                  551             2,657,084
Kuraray Co., Ltd.                                        65,000               851,053
Kyocera Corp.                                            17,100             1,717,222
Marubeni Corp.                                          132,000               778,970
Mazda Motor Corp.                                       216,000               637,965
Mitsubishi Chemical Holdings Corp.                      108,000               576,504
Mitsubishi Corp.                                         39,700               940,560
Mitsubishi Tanabe Pharma Corp.                           31,000               410,223
Mitsui & Co., Ltd.                                       20,800               312,655
Mitsui OSK Lines Ltd.                                    88,000               658,009
Murata Manufacturing Co., Ltd.                           26,600             1,574,404
Nippon Express Co., Ltd.                                189,900               894,821
Nippon Paper Group, Inc.                                 10,700               300,553
Nippon Telegraph & Telephone Corp.                       88,600             3,606,913
Nippon Yusen KK                                         154,000               633,229
Nissan Motor Co., Ltd.                                  245,500(b)          2,136,475
Nisshin Seifun Group, Inc.                               34,500               424,168
NTT DoCoMo, Inc.                                            829             1,289,958
Omron Corp.                                              35,300               820,821
Ono Pharmaceutical Co., Ltd.                             10,400               430,883
Osaka Gas Co., Ltd.                                     125,000               435,053
Panasonic Corp.                                         106,800             1,565,389
Ricoh Co., Ltd.                                          93,000             1,580,102
Rohm Co., Ltd.                                           12,200               904,287
Sekisui House Ltd.                                       61,000               581,549
Sharp Corp.                                              87,000             1,127,005
Shin-Etsu Chemical Co., Ltd.                             31,800             1,833,422
SMC Corp.                                                 6,700               960,468
Sony Corp.                                               13,400               458,876
Sumitomo Corp.                                          250,400             3,015,775
Takeda Pharmaceutical Co., Ltd.                          46,600             2,001,106
TDK Corp.                                                 9,500               608,104
TERUMO Corp.                                             14,200               723,541
Toyo Seikan Kaisha Ltd.                                  43,400               746,838
Toyota Industries Corp.                                  20,600               601,205


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
 RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- 2010 SEMIANNUAL REPORT  15

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
JAPAN (CONT.)
Toyota Motor Corp.                                      176,000            $6,801,368
UNY Co., Ltd.                                            97,000               880,041
Yamaha Motor Co., Ltd.                                   39,000(b)            575,456
                                                                      ---------------
Total                                                                      65,654,561
-------------------------------------------------------------------------------------

LUXEMBOURG (1.3%)
ArcelorMittal                                           205,593             7,999,794
-------------------------------------------------------------------------------------

MALAYSIA (0.1%)
Genting Bhd                                              20,700                44,788
Genting Malaysia Bhd                                    263,100               237,714
IJM Corp., BHD                                           17,600                27,121
Malayan Banking Bhd                                      39,100(d)             93,433
Tanjong PLC                                              21,800               122,135
Telekom Malaysia Bhd                                     43,300                47,034
YTL Power International Bhd                              40,700                27,925
                                                                      ---------------
Total                                                                         600,150
-------------------------------------------------------------------------------------

MALTA (--%)
BGP Holdings PLC                                      2,232,232(b,e)                3
-------------------------------------------------------------------------------------

MEXICO (0.4%)
Alfa SAB de CV, Series A                                 41,300               322,108
America Movil SAB de CV, ADR, Series L                    3,000               154,440
Carso Global Telecom SAB de CV                            5,200(b)             26,657
CEMEX SAB de Cv, ADR                                     55,700(b)            661,716
Desarrolladora Homex SAB de CV, ADR                       2,900(b)             83,955
Grupo Financiero Banorte SAB de CV, Series O             88,100               354,292
Grupo Mexico SAB de CV, Series B                        213,300               563,017
Telefonos de Mexico SAB de CV, ADR, Series L              2,600                39,910
Urbi Desarrollos Urbanos SAB de CV                       38,700(b)             90,078
Wal-Mart de Mexico SAB de CV, Series V                  162,400               379,979
                                                                      ---------------
Total                                                                       2,676,152
-------------------------------------------------------------------------------------

NETHERLANDS (10.4%)
Aegon NV                                                168,438(b)          1,177,923
Akzo Nobel NV                                            10,212(d)            603,814
Corio NV                                                  8,350               483,015
European Aeronautic Defence and Space Co. NV             37,908               703,986
ING Groep NV                                            797,584(b)          7,038,945
Koninklijke Ahold NV                                    143,959             1,973,761
Koninklijke DSM NV                                       41,794             1,866,595
Koninklijke Philips Electronics NV                       84,307             2,830,640
Royal Dutch Shell PLC, Series A                         747,549            23,282,944
Royal Dutch Shell PLC, Series B                         684,211            20,627,223
TNT NV                                                   43,457             1,327,888
VimpelCom Ltd., ADR                                      14,700(b)            256,074
                                                                      ---------------
Total                                                                      62,172,808
-------------------------------------------------------------------------------------

NEW ZEALAND (0.1%)
Fletcher Building Ltd.                                   88,666               538,007
-------------------------------------------------------------------------------------

NORWAY (1.4%)
DNB NOR ASA                                             264,677             3,133,493
Norsk Hydro ASA                                         222,850(b)          1,745,081
Telenor ASA                                             118,400(b)          1,683,724
Yara International ASA                                   46,150             1,601,894
                                                                      ---------------
Total                                                                       8,164,192
-------------------------------------------------------------------------------------

POLAND (0.2%)
Bank Millennium SA                                       23,194(b)             38,025
Bank Pekao SA                                             1,725(b)             98,360
Bank Zachodni WBK SA                                        491(b)             36,085
Getin Holding SA                                         10,068(b)             37,048
Grupa Lotos SA                                            3,255(b)             36,215
KGHM Polska Miedz SA                                     13,807               515,264


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
16  RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
POLAND (CONT.)
Polski Koncern Naftowy Orlen SA                          27,978(b)           $368,775
Powszechna Kasa Oszczednosci Bank Polski SA              13,378               192,773
Telekomunikacja Polska SA                                27,296               148,549
                                                                      ---------------
Total                                                                       1,471,094
-------------------------------------------------------------------------------------

RUSSIA (0.5%)
Gazprom Neft JSC, ADR                                     3,262                87,995
Gazprom OAO, ADR                                         50,505             1,159,404
LUKOIL OAO, ADR                                          13,624               766,338
Mechel, ADR                                              13,800               354,660
MMC Norilsk Nickel, ADR                                   4,486(b)             84,672
Mobile Telesystems OJSC, ADR                              1,200                66,300
Tatneft, ADR                                              6,669               201,086
Wimm-Bill-Dann Foods OJSC, ADR                            2,000                43,500
                                                                      ---------------
Total                                                                       2,763,955
-------------------------------------------------------------------------------------

SINGAPORE (0.9%)
CapitaLand Ltd.                                         141,000               380,928
Genting Singapore PLC                                 1,125,400(b)            779,395
Golden Agri-Resources Ltd.                            1,957,000(b)            826,804
Neptune Orient Lines Ltd.                               305,000               478,495
Singapore Airlines Ltd.                                 107,000             1,174,894
United Overseas Bank Ltd.                                65,000               951,084
Wilmar International Ltd.                               214,000             1,074,660
                                                                      ---------------
Total                                                                       5,666,260
-------------------------------------------------------------------------------------

SOUTH AFRICA (0.5%)
ABSA Group Ltd.                                          21,110               397,866
ArcelorMittal South Africa Ltd.                           2,213(b)             25,292
Aveng Ltd.                                                8,591                43,070
Bidvest Group Ltd.                                        5,033                93,687
FirstRand Ltd.                                          103,637               284,830
Imperial Holdings Ltd.                                    6,271                83,136
Investec Ltd.                                            10,645                89,288
Nedbank Group Ltd.                                        5,896               106,243
Remgro Ltd.                                              35,738               475,242
RMB Holdings Ltd.                                        35,048               158,642
Sanlam Ltd.                                              26,833                87,723
Sappi Ltd.                                               21,643(b)             91,111
Sasol Ltd., ADR                                           7,900               321,135
Standard Bank Group Ltd.                                 12,536               193,271
Steinhoff International Holdings Ltd.                   106,948(b)            291,612
Telkom SA Ltd.                                           17,082                85,080
Tiger Brands Ltd.                                         3,611                92,010
                                                                      ---------------
Total                                                                       2,919,238
-------------------------------------------------------------------------------------

SOUTH KOREA (1.2%)
Busan Bank                                               21,540               229,291
Daegu Bank Ltd.                                          10,950               144,762
Daelim Industrial Co., Ltd.                               1,397                79,364
GS Engineering & Construction Corp.                         744                56,251
Hana Financial Group, Inc.                                5,840               181,687
Hanwha Corp.                                              2,200                81,376
Hynix Semiconductor, Inc.                                 9,210(b)            233,162
Hyosung Corp.                                               580                41,179
Hyundai Development Co.                                   1,760                43,430
Hyundai Heavy Industries Co., Ltd.                          901               203,967
Hyundai Mipo Dockyard                                       629                88,585
Hyundai Mobis                                             1,645               273,092
Hyundai Motor Co.                                         5,390(d)            657,496
Hyundai Steel Co.                                         2,439               198,943
Industrial Bank of Korea                                 15,160               210,864
KB Financial Group, Inc., ADR                            13,100               639,280
Kia Motors Corp.                                          4,850               118,366


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
 RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- 2010 SEMIANNUAL REPORT  17

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
SOUTH KOREA (CONT.)
Korea Electric Power Corp., ADR                           3,500(b)            $52,640
Korea Exchange Bank                                      14,070               171,771
Korea Gas Corp.                                           1,230                49,563
KT Corp., ADR                                            19,081               431,231
KT&G Corp.                                                3,727               188,351
LG Display Co., Ltd., ADR                                 8,200               173,020
LG Telecom Ltd.                                           9,600                72,428
Samsung Electronics Co., Ltd.                               784               370,606
Samsung Electronics Co., Ltd., GDR                        1,746(e)            666,860
Samsung Techwin Co., Ltd.                                   804                63,928
Shinhan Financial Group Co., Ltd., ADR                    8,300               706,662
SK Energy Co., Ltd.                                         554                60,376
SK Holdings Co., Ltd.                                     1,089                85,654
SK Telecom Co. Ltd., ADR                                 25,800               477,558
S-Oil Corp.                                               1,112                56,695
Woori Finance Holdings Co., Ltd.                         15,230               241,677
                                                                      ---------------
Total                                                                       7,350,115
-------------------------------------------------------------------------------------

SPAIN (7.3%)
Banco Bilbao Vizcaya Argentaria SA                      306,820             4,034,900
Banco Santander SA                                    1,996,674            25,385,561
Repsol YPF SA                                           253,246             5,945,484
Telefonica SA                                           377,227             8,537,661
                                                                      ---------------
Total                                                                      43,903,606
-------------------------------------------------------------------------------------

SWEDEN (2.6%)
Atlas Copco AB, Series A                                 97,230             1,564,245
Electrolux AB, Series B                                  54,987             1,414,547
Investor AB, Class B                                     23,844               451,197
Nordea Bank AB                                          229,244             2,237,114
Sandvik AB                                              114,552             1,642,269
Skandinaviska Enskilda Banken AB, Series A              291,819(b)          1,989,750
SSAB AB, Series A                                        35,206               616,613
SSAB AB, Series B                                        28,900(d)            449,194
Svenska Cellulosa AB, Series B                           90,448             1,178,823
Swedbank AB, Series A                                   168,693(b)          1,816,766
TELE2 AB, Series B                                       35,543               600,821
Volvo AB, Series B                                      116,352(b)          1,443,871
                                                                      ---------------
Total                                                                      15,405,210
-------------------------------------------------------------------------------------

SWITZERLAND (4.6%)
Cie Financiere Richemont SA, Series A                   128,791             4,750,541
Novartis AG                                             186,155             9,491,509
Sonova Holding AG                                         6,123               759,064
STMicroelectronics NV                                    98,904               915,718
Swiss Life Holding AG                                     8,028(b)            975,894
Swiss Reinsurance Co., Ltd.                              46,336             2,009,615
The Swatch Group AG                                       5,409             1,584,714
Xstrata PLC                                             420,846             6,903,268
                                                                      ---------------
Total                                                                      27,390,323
-------------------------------------------------------------------------------------

TAIWAN (0.9%)
Asustek Computer, Inc.                                   88,000               169,722
AU Optronics Corp., ADR                                  31,200               361,608
Catcher Technology Co., Ltd.                             88,000               232,217
Chang Hwa Commercial Bank                               477,000               214,231
Chimei Innolux Corp.                                    169,048               246,841
China Steel Corp.                                       379,000               403,381
Chunghwa Picture Tubes Ltd.                             437,000(b)             42,131
Chunghwa Telecom Co., Ltd., ADR                          23,454               457,822
Compal Electronics, Inc.                                 68,000                94,526
Evergreen Marine Corp. Taiwan Ltd.                       33,000(b)             21,101
Far Eastern Department Stores Co., Ltd.                  21,000                18,748
Far EasTone Telecommunications Co., Ltd.                194,000               236,174


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
18  RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
TAIWAN (CONT.)
Formosa Chemicals & Fibre Corp.                          97,000              $244,655
Formosa Taffeta Co., Ltd.                                49,000                39,113
HannStar Display Corp.                                  235,000(b)             48,381
Inventec Co., Ltd.                                      383,000               220,866
Kinsus Interconnect Technology Corp.                      7,000                18,169
Lite-On Technology Corp.                                136,000               180,536
Macronix International                                   40,000                26,604
Mega Financial Holding Co., Ltd.                        270,000               157,719
Mitac International Corp.                                50,000                23,224
Nan Ya Plastics Corp.                                   130,000               272,617
Nan Ya Printed Circuit Board Corp.                       27,000               112,684
Novatek Microelectronics Corp., Ltd.                     18,000                61,713
Pou Chen Corp.                                           54,000                46,228
Powertech Technology, Inc.                               16,000                57,084
Qisda Corp.                                             108,000(b)             63,856
Siliconware Precision Industries Co., ADR                 3,500                21,525
Taishin Financial Holding Co., Ltd.                      41,954(b)             16,192
Taiwan Cooperative Bank                                 362,000               220,605
Taiwan Fertilizer Co., Ltd.                               6,000                19,097
Taiwan Semiconductor Manufacturing Co., Ltd.,
 ADR                                                     20,900               221,331
Tatung Co., Ltd.                                        410,000(b)             84,263
Teco Electric & Machinery Co., Ltd.                      52,000                23,080
Tripod Technology Corp.                                  72,000               247,430
U-Ming Marine Transport Corp.                            80,000               165,259
Unimicron Technology Corp.                               40,000                60,109
United Microelectronics Corp.                           382,000(b)            192,234
Wan Hai Lines Ltd.                                       39,000(b)             24,141
Wistron Corp.                                            50,000                96,092
Yang Ming Marine Transport Corp.                         65,000                26,579
Yulon Motor Co., Ltd.                                    35,000                40,660
                                                                      ---------------
Total                                                                       5,530,548
-------------------------------------------------------------------------------------

TURKEY (0.2%)
Asya Katilim Bankasi AS                                  22,259(b)             58,839
Eregli Demir ve Celik Fabrikalari TAS                    12,088                37,935
Haci Omer Sabanchi Holding AS                            14,932                68,327
Koc Holding AS                                           26,342               102,066
Tupras Turkiye Petrol Rafinerileri                        9,494               211,355
Turk Sise ve Cam Fabrikalari AS                          29,106                39,491
Turkcell Iletisim Hizmet AS, ADR                          2,100                33,957
Turkiye Garanti Bankasi AS                               63,462               307,857
Turkiye Halk Bankasi AS                                   8,695                68,892
Turkiye Is Bankasi, Series C                             10,220                35,542
Turkiye Vakiflar Bankasi Tao, Series D                   90,802(b)            240,706
                                                                      ---------------
Total                                                                       1,204,967
-------------------------------------------------------------------------------------

UNITED KINGDOM (14.0%)
3i Group PLC                                             72,717               299,964
Anglo American PLC                                      150,395(b)          6,387,923
Antofagasta PLC                                          26,685               404,580
Associated British Foods PLC                             23,854               366,449
Barclays PLC                                          2,276,130            11,691,656
BP PLC                                                  481,190             4,196,748
BT Group PLC                                            222,850               428,813
Carnival PLC                                             21,721               940,907


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
 RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- 2010 SEMIANNUAL REPORT  19

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
UNITED KINGDOM (CONT.)
Eurasian Natural Resources Corp., PLC                    60,257            $1,117,137
Home Retail Group PLC                                   205,266               860,634
HSBC Holdings PLC                                       214,464             2,183,687
Kazakhmys PLC                                            99,219             2,101,953
Kingfisher PLC                                           78,720               299,999
Lloyds Banking Group PLC                              7,616,528(b)          7,620,024
Man Group PLC                                           187,990               693,984
Marks & Spencer Group PLC                                46,578               260,456
Old Mutual PLC                                          868,336(b)          1,532,449
Pearson PLC                                              24,314               388,548
Prudential PLC                                          220,056             1,931,893
Rio Tinto PLC                                           157,507             8,142,903
Royal Bank of Scotland Group PLC                        830,523(b)            679,596
SABMiller PLC                                            52,243             1,637,765
Scottish & Southern Energy PLC                           61,140             1,013,903
Vedanta Resources PLC                                    28,998             1,108,447
Vodafone Group PLC                                   12,126,709            26,870,087
Wolseley PLC                                             37,623(b)            939,598
                                                                      ---------------
Total                                                                      84,100,103
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $608,559,859)                                                     $554,437,845
-------------------------------------------------------------------------------------



PREFERRED STOCKS & OTHER (--%)(c)
ISSUER                                                 SHARES                VALUE(a)
BRAZIL (--%)
Eletropaulo Metropolitana Eletricidade de Sao
 Paulo SA, Series B                                       5,900              $130,972
-------------------------------------------------------------------------------------

ITALY (--%)
Unione di Banche Italiane SCPA Warrants                  69,309(b)              2,860
-------------------------------------------------------------------------------------
TOTAL PREFERRED STOCKS & OTHER
(Cost: $133,840)                                                             $133,832
-------------------------------------------------------------------------------------



EXCHANGE-TRADED FUNDS (6.4%)
                                                       SHARES                VALUE(a)
UNITED STATES
iShares MSCI Emerging Markets Index Fund                365,840           $15,383,572
Vanguard Emerging Markets ETF                           549,445            23,109,657
-------------------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUNDS
(Cost: $34,889,901)                                                       $38,493,229
-------------------------------------------------------------------------------------



MONEY MARKET FUND (0.9%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.21%               5,623,575(f)         $5,623,575
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $5,623,575)                                                         $5,623,575
-------------------------------------------------------------------------------------





INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN (1.7%)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)
REPURCHASE AGREEMENTS(h)
Cantor Fitzgerald
 dated 04-30-10, matures 05-03-10,
 repurchase price
 $5,000,092                          0.22%           $5,000,000            $5,000,000
Goldman Sachs
 dated 04-30-10, matures 05-03-10,
 repurchase price
 $304,878                            0.19               304,874               304,874
Mizuho Securities USA
 dated 04-30-10, matures 05-03-10,
 repurchase price
 $5,000,092                          0.22             5,000,000             5,000,000
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN
(Cost: $10,304,874)                                                       $10,304,874
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $659,512,049)(i)                                                  $608,993,355
=====================================================================================





See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
20  RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

SUMMARY OF INVESTMENTS IN SECURITIES BY INDUSTRY

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of net assets at April 30, 2010:

                                          PERCENTAGE OF
INDUSTRY                                    NET ASSETS       VALUE(a)
-----------------------------------------------------------------------
Aerospace & Defense                             0.2%           $906,258
Air Freight & Logistics                         0.2           1,327,888
Airlines                                        0.6           3,436,381
Auto Components                                 0.6           3,672,251
Automobiles                                     4.7          27,956,246
Beverages                                       1.3           7,548,295
Biotechnology                                   0.1             375,737
Building Products                               0.6           3,630,323
Capital Markets                                 1.3           7,495,331
Chemicals                                       1.5           8,950,712
Commercial Banks                               18.8         112,936,034
Commercial Services & Supplies                  0.2           1,177,759
Computers & Peripherals                         0.3           1,556,421
Construction & Engineering                      0.4           2,592,040
Construction Materials                          1.8          10,598,600
Containers & Packaging                          0.1             746,838
Distributors                                    0.3           1,621,607
Diversified Financial Services                  8.2          49,516,278
Diversified Telecommunication Services          4.2          25,233,544
Electric Utilities                              1.9          11,534,311
Electrical Equipment                             --             210,872
Electronic Equipment, Instruments &
  Components                                    1.3           7,877,174
Energy Equipment & Services                     0.8           4,752,859
Food & Staples Retailing                        2.2          12,957,110
Food Products                                   0.7           4,416,465
Gas Utilities                                   0.1             484,616
Health Care Equipment & Supplies                0.2           1,482,605
Hotels, Restaurants & Leisure                   0.4           2,548,385
Household Durables                              1.0           5,951,519
Household Products                              0.3           2,001,739
Independent Power Producers & Energy
  Traders                                        --             189,116
Industrial Conglomerates                        0.8           4,857,830
Insurance                                       1.5           9,205,154
Internet & Catalog Retail                       0.1             878,287
Internet Software & Services                     --              53,340
IT Services                                     0.2           1,039,930
Machinery                                       2.0          11,692,239
Marine                                          1.0           5,809,530
Media                                           1.0           5,759,960
Metals & Mining                                 9.2          54,881,712
Multiline Retail                                0.1             366,322
Multi-Utilities                                 0.5           3,271,144


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
 RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- 2010 SEMIANNUAL REPORT  21

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

SUMMARY OF INVESTMENTS IN SECURITIES
BY INDUSTRY (CONTINUED)


                                          PERCENTAGE OF
INDUSTRY                                    NET ASSETS       VALUE(a)
-----------------------------------------------------------------------
Office Electronics                              0.8%         $4,704,868
Oil, Gas & Consumable Fuels                    12.1          72,467,451
Paper & Forest Products                         0.8           4,574,597
Pharmaceuticals                                 3.8          23,016,154
Real Estate                                      --                   3
Real Estate Investment Trusts (REITs)           0.7           4,012,192
Real Estate Management & Development            1.2           7,309,033
Road & Rail                                     0.1             894,821
Semiconductors & Semiconductor
  Equipment                                     0.6           3,689,293
Specialty Retail                                0.1             299,999
Textiles, Apparel & Luxury Goods                1.1           6,500,618
Tobacco                                          --             188,351
Trading Companies & Distributors                1.3           7,706,607
Transportation Infrastructure                   0.2           1,144,903
Water Utilities                                 0.1             326,985
Wireless Telecommunication Services             5.5          32,728,269
Other(1)                                        2.7          15,928,449
-----------------------------------------------------------------------
Total                                                      $608,993,355
-----------------------------------------------------------------------


(1) Cash & Cash Equivalents.

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

INVESTMENTS IN DERIVATIVES

At April 30, 2010, $223,302 was held in a margin deposit account as collateral to cover initial margin requirements on open stock index futures contracts.

FUTURES CONTRACTS OUTSTANDING AT APRIL 30, 2010



                              NUMBER OF                                  UNREALIZED
                              CONTRACTS      NOTIONAL     EXPIRATION    APPRECIATION
CONTRACT DESCRIPTION        LONG (SHORT)   MARKET VALUE      DATE      (DEPRECIATION)
-------------------------------------------------------------------------------------
Dow Jones Euro STOXX 50          68          $2,487,722    June 2010        $(115,612)
Financial Times Stock
  Exchange 100 Index              5             421,324    June 2010           (6,979)
-------------------------------------------------------------------------------------
Total                                                                       $(122,591)
-------------------------------------------------------------------------------------





See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
22  RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

NOTES TO PORTFOLIO OF INVESTMENTS



     ADR  -- American Depositary Receipt
     GDR  -- Global Depositary Receipt


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b)  Non-income producing.

(c)  Foreign security values are stated in U.S. dollars.

(d) At April 30, 2010, security was partially or fully on loan. See Note 7 to the financial statements.

(e)  Identifies issues considered to be illiquid as to their marketability (see
     Note 2 to the financial statements). The aggregate value of such securities at April 30, 2010 was $890,733, representing 0.15% of net assets. Information concerning such security holdings at April 30, 2010 was as follows:

                                             ACQUISITION
     SECURITY                                   DATES                COST
     ---------------------------------------------------------------------
     BGP Holdings PLC                  02-04-09 thru 05-14-09          $--
     Reliance Industries Ltd., GDR     11-03-09 thru 12-03-09      199,314
     Samsung Electronics Co., Ltd.,
       GDR                             11-03-09 thru 02-03-10      548,867


(f) Affiliated Money Market Fund -- See Note 8 to the financial statements. The rate shown is the seven-day current annualized yield at April 30, 2010.

(g) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Directors. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2010, the value of these securities amounted to $223,870 or 0.04% of net assets.

(h) The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The market value of securities held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

CANTOR FITZGERALD (0.22%)

SECURITY DESCRIPTION                               VALUE(a)
------------------------------------------------------------
Fannie Mae Discount Notes                             $6,362
Fannie Mae Interest Strip                             27,412
Fannie Mae Pool                                    3,386,704
Fannie Mae Principal Strip                               639
Fannie Mae REMICS                                    100,189
Federal Farm Credit Bank                              87,812
Federal Home Loan Banks                               81,413
Federal Home Loan Mortgage Corp                      113,973
Federal National Mortgage Association                 82,036


--------------------------------------------------------------------------------
 RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- 2010 SEMIANNUAL REPORT  23

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

NOTES TO PORTFOLIO OF
INVESTMENTS (CONTINUED)



CANTOR FITZGERALD (0.22%) (CONTINUED)

SECURITY DESCRIPTION                               VALUE(a)
------------------------------------------------------------
Freddie Mac Non Gold Pool                           $379,138
Freddie Mac Reference REMIC                            5,396
Freddie Mac REMICS                                   117,694
Freddie Mac Strips                                    68,463
Ginnie Mae I Pool                                    168,045
Ginnie Mae II Pool                                   124,749
Government National Mortgage Association              28,257
United States Treasury Inflation Indexed Bonds        23,011
United States Treasury Note/Bond                      40,106
United States Treasury Strip Coupon                  256,013
United States Treasury Strip Principal                 2,588
------------------------------------------------------------
Total market value of collateral securities       $5,100,000
------------------------------------------------------------


GOLDMAN SACHS (0.19%)

SECURITY DESCRIPTION                               VALUE(a)
------------------------------------------------------------
Fannie Mae Pool                                     $223,587
Freddie Mac Gold Pool                                 75,348
Freddie Mac Non Gold Pool                             12,036
------------------------------------------------------------
Total market value of collateral securities         $310,971
------------------------------------------------------------


MIZUHO SECURITIES USA (0.22%)

SECURITY DESCRIPTION                               VALUE(a)
------------------------------------------------------------
United States Cash Management Bill                   $95,613
United States Treasury Bill                          666,810
United States Treasury Note/Bond                   3,179,446
United States Treasury Strip Coupon                  378,089
United States Treasury Strip Principal               780,042
------------------------------------------------------------
Total market value of collateral securities       $5,100,000
------------------------------------------------------------


(i) At April 30, 2010, the cost of securities for federal income tax purposes was approximately $659,512,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                          $37,773,000
     Unrealized depreciation                          (88,292,000)
     ------------------------------------------------------------
     Net unrealized depreciation                     $(50,519,000)
     ------------------------------------------------------------





--------------------------------------------------------------------------------
24  RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements -- Valuation of securities.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as

--------------------------------------------------------------------------------
 RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- 2010 SEMIANNUAL REPORT  25

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of April 30, 2010:


                                               FAIR VALUE AT APRIL 30, 2010
                            ------------------------------------------------------------------
                                 LEVEL 1           LEVEL 2
                              QUOTED PRICES         OTHER           LEVEL 3
                                IN ACTIVE        SIGNIFICANT      SIGNIFICANT
                               MARKETS FOR        OBSERVABLE     UNOBSERVABLE
DESCRIPTION(a)              IDENTICAL ASSETS        INPUTS          INPUTS           TOTAL
----------------------------------------------------------------------------------------------
Equity Securities
  Common Stocks(b)
    Aerospace & Defense     $      202,272      $     703,986    $     --        $     906,258
    Air Freight &
     Logistics                          --          1,327,888          --            1,327,888
    Airlines                            --          3,436,381          --            3,436,381
    Auto Components                     --          3,672,251          --            3,672,251
    Automobiles                         --         27,956,246          --           27,956,246
    Beverages                           --          7,548,295          --            7,548,295
    Biotechnology                       --            375,737          --              375,737
    Building Products                   --          3,630,323          --            3,630,323
    Capital Markets                     --          7,495,331          --            7,495,331
    Chemicals                      102,600          8,848,112          --            8,950,712
    Commercial Banks             2,278,181        110,654,993          --          112,933,174
    Commercial Services
     & Supplies                         --          1,177,759          --            1,177,759
    Computers &
     Peripherals                        --          1,556,421          --            1,556,421
    Construction &
     Engineering                        --          2,592,040          --            2,592,040
    Construction
     Materials                     661,716          9,936,884          --           10,598,600
    Containers &
     Packaging                          --            746,838          --              746,838
    Distributors                   256,074          1,365,533          --            1,621,607
    Diversified
     Financial Services                 --         11,023,049          --           11,023,049
    Diversified
     Telecommunication
     Services                    1,651,700         23,581,844          --           25,233,544
    Electric Utilities             691,089         10,712,250          --           11,403,339
    Electrical Equipment                --            210,872          --              210,872
    Electronic
     Equipment,
     Instruments &
     Components                    534,628          7,342,546          --            7,877,174


--------------------------------------------------------------------------------
26  RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                               FAIR VALUE AT APRIL 30, 2010
                            ------------------------------------------------------------------
                                 LEVEL 1           LEVEL 2
                              QUOTED PRICES         OTHER           LEVEL 3
                                IN ACTIVE        SIGNIFICANT      SIGNIFICANT
                               MARKETS FOR        OBSERVABLE     UNOBSERVABLE
DESCRIPTION(a)              IDENTICAL ASSETS        INPUTS          INPUTS           TOTAL
----------------------------------------------------------------------------------------------
    Energy Equipment &
     Services               $           --      $   4,752,859    $     --        $   4,752,859
    Food & Staples
     Retailing                      34,255         12,922,855          --           12,957,110
    Food Products                   43,500          4,372,965          --            4,416,465
    Gas Utilities                       --            484,616          --              484,616
    Health Care
     Equipment &
     Supplies                           --          1,482,605          --            1,482,605
    Hotels, Restaurants
     & Leisure                          --          2,548,385          --            2,548,385
    Household Durables              83,955          5,867,564          --            5,951,519
    Household Products                  --          2,001,739          --            2,001,739
    Independent Power
     Producers & Energy
     Traders                            --            189,116          --              189,116
    Industrial
     Conglomerates                      --          4,857,830          --            4,857,830
    Insurance                       40,554          9,164,600          --            9,205,154
    Internet & Catalog
     Retail                             --            878,287          --              878,287
    Internet Software &
     Services                           --             53,340          --               53,340
    IT Services                  1,039,930                 --          --            1,039,930
    Machinery                      588,960         11,103,279          --           11,692,239
    Marine                              --          5,809,530          --            5,809,530
    Media                               --          5,759,960          --            5,759,960
    Metals & Mining              2,980,535         51,901,177          --           54,881,712
    Multiline Retail                    --            366,322          --              366,322
    Multi-Utilities                     --          3,271,144          --            3,271,144
    Office Electronics                  --          4,704,868          --            4,704,868
    Oil, Gas &
     Consumable Fuels            1,955,340         70,512,111          --           72,467,451
    Paper & Forest
     Products                           --          4,574,597          --            4,574,597
    Pharmaceuticals                299,523         22,716,631          --           23,016,154
    Real Estate                         --                 --           3                    3
    Real Estate
     Investment Trusts
     (REITs)                            --          4,012,192          --            4,012,192
    Real Estate
     Management &
     Development                        --          7,309,033          --            7,309,033
    Road & Rail                         --            894,821          --              894,821
    Semiconductors &
     Semiconductor
     Equipment                     242,856          3,446,437          --            3,689,293
    Specialty Retail                    --            299,999          --              299,999
    Textiles, Apparel &
     Luxury Goods                       --          6,500,618          --            6,500,618
    Tobacco                             --            188,351          --              188,351


--------------------------------------------------------------------------------
 RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- 2010 SEMIANNUAL REPORT  27

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

                                               FAIR VALUE AT APRIL 30, 2010
                            ------------------------------------------------------------------
                                 LEVEL 1           LEVEL 2
                              QUOTED PRICES         OTHER           LEVEL 3
                                IN ACTIVE        SIGNIFICANT      SIGNIFICANT
                               MARKETS FOR        OBSERVABLE     UNOBSERVABLE
DESCRIPTION(a)              IDENTICAL ASSETS        INPUTS          INPUTS           TOTAL
----------------------------------------------------------------------------------------------
    Trading Companies &
     Distributors           $           --      $   7,706,607    $     --        $   7,706,607
    Transportation
     Infrastructure                     --          1,144,903          --            1,144,903
    Water Utilities                     --            326,985          --              326,985
    Wireless
     Telecommunication
     Services                    1,674,966         31,053,303          --           32,728,269
  Preferred Stocks &
    Other
    Commercial Banks                    --              2,860          --                2,860
    Electric Utilities                  --            130,972          --              130,972
----------------------------------------------------------------------------------------------
Total Equity Securities         15,362,634        539,209,040           3          554,571,677
----------------------------------------------------------------------------------------------
Other
    Exchange-Traded
     Funds                      38,493,229                 --          --           38,493,229
    Affiliated Money
     Market Fund(c)              5,623,575                 --          --            5,623,575
    Investments of Cash
     Collateral
     Received for
     Securities on Loan                 --         10,304,874          --           10,304,874
----------------------------------------------------------------------------------------------

Total Other                     44,116,804         10,304,874          --           54,421,678
----------------------------------------------------------------------------------------------

Investments in
  Securities                    59,479,438        549,513,914           3          608,993,355
Other Financial
  Instruments(d)                  (122,592)                --          --             (122,592)
----------------------------------------------------------------------------------------------

Total                          $59,356,846       $549,513,914          $3         $608,870,763
----------------------------------------------------------------------------------------------


(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading. Therefore, these investment securities were classified as Level 2 instead of Level 1.

(c) Money market fund that is a sweep investment for cash balances in the Fund at April 30, 2010.

(d) Other Financial Instruments are derivative instruments, which are valued at the unrealized appreciation (depreciation) on the instrument. Derivative descriptions are located in the Investments in Derivatives section of the Portfolio of Investments.


--------------------------------------------------------------------------------
28  RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

                                                       COMMON
                                                       STOCKS
-------------------------------------------------------------
Balance as of Oct. 31, 2009                              $3
  Accrued discounts/premiums                             --
  Realized gain (loss)                                   --
  Change in unrealized appreciation (depreciation)*      --
  Net purchases (sales)                                  --
  Transfers in and/or out of Level 3                     --
-------------------------------------------------------------
Balance as of April 30, 2010                             $3
-------------------------------------------------------------


* Change in unrealized appreciation (depreciation) relating to securities held at April 30, 2010 was $0.



HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.221.2450.


--------------------------------------------------------------------------------
 RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- 2010 SEMIANNUAL REPORT  29

STATEMENT OF ASSETS AND LIABILITIES --------------------------------------------
APRIL 30, 2010 (UNAUDITED)


ASSETS
Investments in securities, at value
  Unaffiliated issuers* (identified cost $643,583,600)             $ 593,064,906
  Affiliated money market fund (identified cost $5,623,575)            5,623,575
  Investments of cash collateral received for securities on loan
    (identified cost $10,304,874)                                     10,304,874
--------------------------------------------------------------------------------
Total investments in securities (identified cost $659,512,049)       608,993,355
Foreign currency holdings (identified cost $3,084)                         3,094
Capital shares receivable                                                698,277
Dividends and accrued interest receivable                              1,563,624
Receivable for investment securities sold                                  1,934
Margin deposits on futures contracts                                     223,302
--------------------------------------------------------------------------------
Total assets                                                         611,483,586
--------------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                                 2,521,820
Payable upon return of securities loaned                              10,304,874
Variation margin payable on futures contracts                             16,996
Accrued investment management services fees                               12,964
Accrued distribution fees                                                  3,103
Accrued transfer agency fees                                               2,593
Accrued administrative services fees                                       1,314
Accrued plan administration services fees                                      1
Other accrued expenses                                                   120,883
--------------------------------------------------------------------------------
Total liabilities                                                     12,984,548
--------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                 $ 598,499,038
--------------------------------------------------------------------------------
REPRESENTED BY
Capital stock -- $.01 par value                                    $     857,377
Additional paid-in capital                                           952,556,420
Undistributed net investment income                                    1,129,388
Accumulated net realized gain (loss)                                (305,376,313)
Unrealized appreciation (depreciation) on investments
  and on translation of assets and liabilities in foreign
  currencies                                                         (50,667,834)
--------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
  capital stock                                                    $ 598,499,038
--------------------------------------------------------------------------------
*Value of securities on loan                                       $   9,307,466
--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
30  RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


NET ASSET VALUE PER SHARE
                   NET ASSETS   SHARES OUTSTANDING   NET ASSET VALUE PER SHARE
Class A          $ 42,421,714            6,073,262                       $6.98(1)
Class B          $  6,227,828              898,917                       $6.93
Class C          $  1,051,331              152,251                       $6.91
Class I          $172,898,970           24,688,391                       $7.00
Class R2         $      3,525                  509                       $6.93
Class R3         $      3,530                  509                       $6.94
Class R4         $     76,809               10,997                       $6.98
Class R5         $      3,536                  509                       $6.95
Class W          $375,811,795           53,912,341                       $6.97
------------------------------------------------------------------------------



(1) The maximum offering price per share for Class A is $7.41. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
 RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- 2010 SEMIANNUAL REPORT  31

STATEMENT OF OPERATIONS --------------------------------------------------------
SIX MONTHS ENDED APRIL 30, 2010 (UNAUDITED)


INVESTMENT INCOME
Income:
Dividends                                                          $  7,249,693
Interest                                                                  5,074
Income distributions from affiliated money market fund                    8,650
Income from securities lending -- net                                   169,165
  Less foreign taxes withheld                                          (504,661)
-------------------------------------------------------------------------------
Total income                                                          6,927,921
-------------------------------------------------------------------------------
Expenses:
Investment management services fees                                   2,153,845
Distribution fees
  Class A                                                                58,309
  Class B                                                                33,938
  Class C                                                                 5,443
  Class R2                                                                    9
  Class R3                                                                    4
  Class W                                                               434,599
Transfer agency fees
  Class A                                                                84,461
  Class B                                                                13,105
  Class C                                                                 2,026
  Class R2                                                                    1
  Class R3                                                                    1
  Class R4                                                                   18
  Class R5                                                                    1
  Class W                                                               347,679
Administrative services fees                                            224,329
Plan administration services fees
  Class R2                                                                    4
  Class R3                                                                    4
  Class R4                                                                   92
Compensation of board members                                             9,612
Custodian fees                                                           78,900
Printing and postage                                                     35,660
Registration fees                                                        44,103
Professional fees                                                        14,175
Other                                                                    79,964
-------------------------------------------------------------------------------
Total expenses                                                        3,620,282
-------------------------------------------------------------------------------
Investment income (loss) -- net                                       3,307,639
-------------------------------------------------------------------------------



--------------------------------------------------------------------------------
32  RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
  Security transactions                                            $(17,245,985)
  Foreign currency transactions                                         (22,357)
  Futures contracts                                                     165,144
-------------------------------------------------------------------------------
Net realized gain (loss) on investments                             (17,103,198)
Net change in unrealized appreciation (depreciation) on
  investments
  and on translation of assets and liabilities in foreign
  currencies                                                         20,422,629
-------------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies                 3,319,431
-------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations    $  6,627,070
-------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
 RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- 2010 SEMIANNUAL REPORT  33

STATEMENTS OF CHANGES IN NET ASSETS --------------------------------------------


                                                                   SIX MONTHS ENDED     YEAR ENDED
                                                                     APRIL 30, 2010  OCT. 31, 2009
                                                                        (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                        $  3,307,639  $   6,946,827
Net realized gain (loss) on investments                                 (17,103,198)  (263,789,867)
Net change in unrealized appreciation (depreciation) on
  investments and on translation of assets and liabilities in
  foreign currencies                                                     20,422,629    307,402,646
--------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations           6,627,070     50,559,606
--------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class A                                                                (594,998)    (2,036,880)
    Class B                                                                 (24,553)      (251,061)
    Class C                                                                  (6,772)       (31,630)
    Class I                                                              (2,738,585)    (4,505,003)
    Class R2                                                                    (46)          (132)
    Class R3                                                                    (53)          (136)
    Class R4                                                                 (1,157)        (2,822)
    Class R5                                                                    (68)          (140)
    Class W                                                              (4,933,830)    (9,771,565)
--------------------------------------------------------------------------------------------------
Total distributions                                                      (8,300,062)   (16,599,369)
--------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
34  RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


                                                                   SIX MONTHS ENDED     YEAR ENDED
                                                                     APRIL 30, 2010  OCT. 31, 2009
                                                                        (UNAUDITED)
CAPITAL SHARE TRANSACTIONS
Proceeds from sales
  Class A shares                                                       $  1,224,178  $   5,050,209
  Class B shares                                                            114,836        368,662
  Class C shares                                                             41,770        153,693
  Class I shares                                                         71,967,214     63,916,943
  Class R4 shares                                                             6,050            520
  Class W shares                                                        171,659,773    110,495,372
Reinvestment of distributions at net asset value
  Class A shares                                                            580,387      1,996,055
  Class B shares                                                             23,945        246,989
  Class C shares                                                              6,412         30,209
  Class I shares                                                          2,738,468      4,504,765
  Class R4 shares                                                             1,061          2,589
  Class W shares                                                          4,933,774      9,771,449
Conversions from Class B to Class A
  Class A shares                                                                 --      1,217,602
  Class B shares                                                                 --     (1,217,602)
Payments for redemptions
  Class A shares                                                         (8,567,942)   (21,055,342)
  Class B shares                                                           (994,046)    (2,993,952)
  Class C shares                                                            (95,985)      (350,361)
  Class I shares                                                        (28,083,921)   (50,287,372)
  Class R4 shares                                                                --         (4,409)
  Class W shares                                                        (82,496,476)  (108,273,459)
--------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions       133,059,498     13,572,560
--------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                 131,386,506     47,532,797
Net assets at beginning of period                                       467,112,532    419,579,735
--------------------------------------------------------------------------------------------------
Net assets at end of period                                            $598,499,038  $ 467,112,532
--------------------------------------------------------------------------------------------------
Undistributed net investment income                                    $  1,129,388  $   6,121,811
--------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
 RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- 2010 SEMIANNUAL REPORT  35

FINANCIAL HIGHLIGHTS -----------------------------------------------------------

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. For periods ended 2007 and after, per share net investment income(loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

                                                   SIX MONTHS ENDED                   YEAR ENDED OCT. 31,
CLASS A                                             APRIL 30, 2010       --------------------------------------------
PER SHARE DATA                                        (UNAUDITED)         2009         2008        2007       2006(a)
Net asset value, beginning of period                     $6.98            $6.02       $13.06       $9.82       $9.21
---------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .03              .10          .27         .15         .01
Net gains (losses) (both realized and
 unrealized)                                               .06             1.09        (7.06)       3.17         .60
---------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .09             1.19        (6.79)       3.32         .61
---------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.09)            (.23)        (.09)       (.07)         --
Distributions from realized gains                           --               --         (.16)       (.01)         --
---------------------------------------------------------------------------------------------------------------------
Total distributions                                       (.09)            (.23)        (.25)       (.08)         --
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $6.98            $6.98        $6.02      $13.06       $9.82
---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             1.26%           20.82%      (52.87%)     34.06%       6.62%
---------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                    1.54%(c)         1.48%        1.40%       1.43%       1.92%(c)
---------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                 1.54%(c)         1.48%        1.40%       1.43%       1.42%(c)
---------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                              .91%(c)         1.70%        2.75%       1.37%       1.48%(c)
---------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $42              $49          $56         $25         $11
---------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    22%              85%          61%         47%         10%
---------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
36  RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                                   SIX MONTHS ENDED                   YEAR ENDED OCT. 31,
CLASS B                                             APRIL 30, 2010       --------------------------------------------
PER SHARE DATA                                        (UNAUDITED)         2009         2008        2007       2006(a)
Net asset value, beginning of period                     $6.88            $5.91       $12.92       $9.79       $9.21
---------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .00(e)           .05          .20         .08          --
Net gains (losses) (both realized and
 unrealized)                                               .07             1.08        (6.99)       3.13         .58
---------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .07             1.13        (6.79)       3.21         .58
---------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.02)            (.16)        (.06)       (.07)         --
Distributions from realized gains                           --               --         (.16)       (.01)         --
---------------------------------------------------------------------------------------------------------------------
Total distributions                                       (.02)            (.16)        (.22)       (.08)         --
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $6.93            $6.88        $5.91      $12.92       $9.79
---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             1.08%           19.83%      (53.35%)     32.94%       6.30%
---------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                    2.32%(c)         2.26%        2.18%       2.20%       2.71%(c)
---------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                 2.32%(c)         2.26%        2.18%       2.20%       2.21%(c)
---------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                              .14%(c)          .97%        2.11%        .73%       (.03%)(c)
---------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                     $6               $7          $10          $3         $--
---------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    22%              85%          61%         47%         10%
---------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
 RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- 2010 SEMIANNUAL REPORT  37

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

                                                   SIX MONTHS ENDED                   YEAR ENDED OCT. 31,
CLASS C                                             APRIL 30, 2010       --------------------------------------------
PER SHARE DATA                                        (UNAUDITED)         2009         2008        2007       2006(a)
Net asset value, beginning of period                     $6.88            $5.92       $12.92       $9.79       $9.21
---------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .01              .03          .19         .08          --
Net gains (losses) (both realized and
 unrealized)                                               .06             1.10        (6.98)       3.12         .58
---------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .07             1.13        (6.79)       3.20         .58
---------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.04)            (.17)        (.05)       (.06)         --
Distributions from realized gains                           --               --         (.16)       (.01)         --
---------------------------------------------------------------------------------------------------------------------
Total distributions                                       (.04)            (.17)        (.21)       (.07)         --
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $6.91            $6.88        $5.92      $12.92       $9.79
---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             1.06%           19.91%      (53.30%)     32.85%       6.30%
---------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                    2.30%(c)         2.22%        2.17%       2.19%       2.71%(c)
---------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                 2.30%(c)         2.22%        2.17%       2.19%       2.21%(c)
---------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                              .15%(c)          .97%        1.98%        .71%        .74%(c)
---------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                     $1               $1           $1         $--         $--
---------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    22%              85%          61%         47%         10%
---------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
38  RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                                   SIX MONTHS ENDED                   YEAR ENDED OCT. 31,
CLASS I                                             APRIL 30, 2010       --------------------------------------------
PER SHARE DATA                                        (UNAUDITED)         2009         2008        2007       2006(a)
Net asset value, beginning of period                     $7.02            $6.07       $13.11       $9.83       $9.21
---------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .05              .14          .29         .24         .02
Net gains (losses) (both realized and
 unrealized)                                               .07             1.09        (7.05)       3.14         .60
---------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .12             1.23        (6.76)       3.38         .62
---------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.14)            (.28)        (.12)       (.09)         --
Distributions from realized gains                           --               --         (.16)       (.01)         --
---------------------------------------------------------------------------------------------------------------------
Total distributions                                       (.14)            (.28)        (.28)       (.10)         --
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $7.00            $7.02        $6.07      $13.11       $9.83
---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             1.65%           21.50%      (52.55%)     34.61%       6.73%
---------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                     .94%(c)          .77%         .90%       1.05%       1.65%(c)
---------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                  .94%(c)          .77%         .90%       1.05%       1.15%(c)
---------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             1.53%(c)         2.35%        2.84%       2.06%       1.17%(c)
---------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                   $173             $127         $103        $195         $63
---------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    22%              85%          61%         47%         10%
---------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
 RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- 2010 SEMIANNUAL REPORT  39

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

                                                   SIX MONTHS ENDED      YEAR ENDED OCT. 31,
CLASS R2                                            APRIL 30, 2010       -------------------
PER SHARE DATA                                        (UNAUDITED)         2009       2008(f)
Net asset value, beginning of period                     $6.93            $6.02        $9.59
--------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .03              .10          .03
Net gains (losses) (both realized and
 unrealized)                                               .06             1.07        (3.60)
--------------------------------------------------------------------------------------------
Total from investment operations                           .09             1.17        (3.57)
--------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.09)            (.26)          --
--------------------------------------------------------------------------------------------
Net asset value, end of period                           $6.93            $6.93        $6.02
--------------------------------------------------------------------------------------------
TOTAL RETURN                                             1.29%           20.62%      (37.23%)
--------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense waiver/
 reimbursement                                           1.71%(c)         1.56%        1.64%(c)
--------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                 1.71%(c)         1.49%        1.44%(c)
--------------------------------------------------------------------------------------------
Net investment income (loss)                              .74%(c)         1.67%        1.61%(c)
--------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--              $--          $--
--------------------------------------------------------------------------------------------
Portfolio turnover rate                                    22%              85%          61%
--------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
40  RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                                   SIX MONTHS ENDED      YEAR ENDED OCT. 31,
CLASS R3                                            APRIL 30, 2010       -------------------
PER SHARE DATA                                        (UNAUDITED)         2009       2008(f)
Net asset value, beginning of period                     $6.94            $6.02        $9.59
--------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .04              .11          .04
Net gains (losses) (both realized and
 unrealized)                                               .06             1.08        (3.61)
--------------------------------------------------------------------------------------------
Total from investment operations                           .10             1.19        (3.57)
--------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.10)            (.27)          --
--------------------------------------------------------------------------------------------
Net asset value, end of period                           $6.94            $6.94        $6.02
--------------------------------------------------------------------------------------------
TOTAL RETURN                                             1.50%           20.96%      (37.23%)
--------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense waiver/
 reimbursement                                           1.45%(c)         1.31%        1.39%(c)
--------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                 1.45%(c)         1.25%        1.19%(c)
--------------------------------------------------------------------------------------------
Net investment income (loss)                             1.00%(c)         1.92%        1.86%(c)
--------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--              $--          $--
--------------------------------------------------------------------------------------------
Portfolio turnover rate                                    22%              85%          61%
--------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
 RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- 2010 SEMIANNUAL REPORT  41

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

                                                   SIX MONTHS ENDED                   YEAR ENDED OCT. 31,
CLASS R4                                            APRIL 30, 2010       --------------------------------------------
PER SHARE DATA                                        (UNAUDITED)         2009         2008        2007       2006(a)
Net asset value, beginning of period                     $6.99            $6.07       $13.07       $9.83       $9.21
---------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .04              .13          .33         .20         .02
Net gains (losses) (both realized and
 unrealized)                                               .07             1.07        (7.06)       3.13         .60
---------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .11             1.20        (6.73)       3.33         .62
---------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.12)            (.28)        (.11)       (.08)         --
Distributions from realized gains                           --               --         (.16)       (.01)         --
---------------------------------------------------------------------------------------------------------------------
Total distributions                                       (.12)            (.28)        (.27)       (.09)         --
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $6.98            $6.99        $6.07      $13.07       $9.83
---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             1.52%           21.11%      (52.46%)     34.13%       6.73%
---------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                    1.23%(c)         1.06%        1.20%       1.35%       1.77%(c)
---------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                 1.23%(c)         1.00%         .95%       1.35%       1.27%(c)
---------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             1.21%(c)         2.18%        3.27%       1.79%       1.72%(c)
---------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--              $--          $--         $--         $--
---------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    22%              85%          61%         47%         10%
---------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
42  RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                                   SIX MONTHS ENDED      YEAR ENDED OCT. 31,
CLASS R5                                            APRIL 30, 2010       -------------------
PER SHARE DATA                                        (UNAUDITED)         2009       2008(f)
Net asset value, beginning of period                     $6.97            $6.03        $9.59
--------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .05              .14          .04
Net gains (losses) (both realized and
 unrealized)                                               .06             1.08        (3.60)
--------------------------------------------------------------------------------------------
Total from investment operations                           .11             1.22        (3.56)
--------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.13)            (.28)          --
--------------------------------------------------------------------------------------------
Net asset value, end of period                           $6.95            $6.97        $6.03
--------------------------------------------------------------------------------------------
TOTAL RETURN                                             1.63%           21.45%      (37.12%)
--------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Total expenses                                            .97%(c)          .81%         .90%(c)
--------------------------------------------------------------------------------------------
Net investment income (loss)                             1.48%(c)         2.36%        2.14%(c)
--------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--              $--          $--
--------------------------------------------------------------------------------------------
Portfolio turnover rate                                    22%              85%          61%
--------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
 RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- 2010 SEMIANNUAL REPORT  43

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

                                                   SIX MONTHS ENDED             YEAR ENDED OCT. 31,
CLASS W                                             APRIL 30, 2010       --------------------------------
PER SHARE DATA                                        (UNAUDITED)         2009         2008       2007(g)
Net asset value, beginning of period                     $6.98            $6.02       $13.05       $10.13
---------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .04              .11          .23          .13
Net gains (losses) (both realized and
 unrealized)                                               .06             1.08        (7.00)        2.89
---------------------------------------------------------------------------------------------------------
Total from investment operations                           .10             1.19        (6.77)        3.02
---------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.11)            (.23)        (.10)        (.09)
Distributions from realized gains                           --               --         (.16)        (.01)
---------------------------------------------------------------------------------------------------------
Total distributions                                       (.11)            (.23)        (.26)        (.10)
---------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $6.97            $6.98        $6.02       $13.05
---------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             1.47%           20.90%      (52.81%)      30.03%
---------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Total expenses                                           1.39%(c)         1.22%        1.35%        1.48%(c)
---------------------------------------------------------------------------------------------------------
Net investment income (loss)                             1.06%(c)         1.90%        2.32%        1.17%(c)
---------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                   $376             $283         $249         $426
---------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    22%              85%          61%          47%
---------------------------------------------------------------------------------------------------------


NOTES TO FINANCIAL HIGHLIGHTS
(a) For the period from May 18, 2006 (when shares became publicly available) to Oct. 31, 2006.
(b) Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c) Annualized.
(d) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(e) Rounds to zero.
(f) For the period from Aug. 1, 2008 (when shares became publicly available) to Oct. 31, 2008.
(g) For the period from Dec. 1, 2006 (when shares became publicly available) to Oct. 31, 2007.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
44  RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- 2010 SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS --------------------------------------------------
(UNAUDITED AS OF APRIL 30, 2010)

1. ORGANIZATION

RiverSource Disciplined International Equity Fund (the Fund) is a series of RiverSource International Series, Inc. (the Corporation) and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Corporation has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Corporation's Board of Directors (the Board). The Fund invests primarily in equity securities of foreign issuers or in instruments that provide exposure to foreign equity markets. The Fund may invest in securities of or instruments that provide exposure to both developed and emerging markets issuers.

The Fund offers Class A, Class B, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class W shares.

- Class A shares are offered with a front-end sales charge, which may be waived under certain circumstances.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares one month after the completion of the eighth year of ownership if originally purchased in a RiverSource fund on or after May 21, 2005 or originally purchased in a Seligman fund on or after June 13, 2009. Class B shares originally purchased in a RiverSource fund prior to May 21, 2005 will convert to Class A shares in the ninth calendar year of ownership. Class B shares originally purchased in a Seligman fund prior to June 13, 2009 will convert to Class A shares in the month prior to the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

- Class I, Class R2, Class R3, Class R4 and Class R5 shares are offered without a front-end sales charge or CDSC to qualifying institutional investors.

- Class W shares are offered without a front-end sales charge or CDSC and are offered through qualifying discretionary accounts.

At April 30, 2010, RiverSource Investments, LLC* (the Investment Manager) and affiliated funds-of-funds owned 100% of Class I shares, and the Investment Manager owned 100% of Class R2, Class R3 and Class R5 shares. At April 30, 2010, the Investment Manager and affiliated funds-of-funds owned approximately 29% of the total outstanding Fund shares.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration services fees) differ among classes. Income, expenses (other than

--------------------------------------------------------------------------------
 RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- 2010 SEMIANNUAL REPORT  45

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

* Effective May 1, 2010, RiverSource Investments, LLC is known as Columbia Management Investment Advisers, LLC.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES
All securities are valued at the close of business of the New York Stock Exchange (NYSE). Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price from the primary exchange. Debt securities are generally traded in the over-the-counter market and are valued by an independent pricing service using an evaluated bid. When market quotes are not readily available, the pricing service, in determining fair values of debt securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Board generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial, Inc. (Ameriprise Financial), parent company of the Investment Manager, as administrator to the Fund, will fair value foreign securities pursuant to procedures adopted by the Board, including utilizing a third party pricing

--------------------------------------------------------------------------------
46  RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates. Typically, those maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value. Investments in money market funds are valued at net asset value.

FOREIGN CURRENCY TRANSLATIONS
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the Statement of Operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. At April 30, 2010, foreign currency holdings consisted of multiple denominations, primarily Brazilian reais and Malaysian ringgits.

REPURCHASE AGREEMENTS
The Fund may enter into repurchase agreements. Generally, securities received as collateral subject to repurchase agreements are deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The market value of securities held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

ILLIQUID SECURITIES
At April 30, 2010, investments in securities included issues that are illiquid which the Fund currently limits to 15% of net assets, at market value, at the time of purchase. The aggregate value of such securities at April 30, 2010 was $890,733 representing 0.15% of net assets. Certain illiquid securities may be

--------------------------------------------------------------------------------
 RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- 2010 SEMIANNUAL REPORT  47

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

valued, in good faith, by management at fair value according to procedures approved, by the Board. According to Board guidelines, certain unregistered securities are determined to be liquid and are not included within the 15% limitation specified above. Assets are liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the asset is valued by the Fund.

GUARANTEES AND INDEMNIFICATIONS
Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES
The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income (which includes net short-term capital gains) to shareholders. No provision for income or excise taxes is thus required.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all tax returns filed for the last three years.

FOREIGN CAPITAL GAINS TAXES
Realized gains in certain countries may be subject to foreign taxes at the fund level, at rates ranging from approximately 10% to 15%. The Fund pays such foreign taxes on net realized gains at the appropriate rate for each jurisdiction.

RECENT ACCOUNTING PRONOUNCEMENT
On Jan. 21, 2010, the Financial Accounting Standards Board issued an Accounting Standards Update (the amendment), Fair Value Measurements and Disclosures (Topic
820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose the input and valuation techniques used to measure fair value for both recurring and non-recurring fair value measurements for Level 2 and Level 3 positions. The amendment also requires that transfers between all levels (including Level 1 and Level 2) be disclosed on a gross basis (i.e., transfers out must be disclosed separately from transfers in), and the reason(s) for the transfer. Additionally

--------------------------------------------------------------------------------
48  RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


purchases, sales, issuances and settlements must be disclosed on a gross basis in the Level 3 rollforward. The effective date of the amendment is for interim and annual periods beginning after Dec. 15, 2009, however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after Dec. 15, 2010. At this time the Fund is evaluating the implications of the amendment and the impact to the financial statements.

DIVIDENDS TO SHAREHOLDERS
An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

OTHER
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

3. INVESTMENTS IN DERIVATIVES

The Fund may invest in certain derivative instruments, which are transactions whose values depend on or are derived from (in whole or in part) the value of one or more other assets, such as securities, currencies, commodities or indices. Such derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs, and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk, and credit risk. Investments in derivative instruments may expose the Fund to certain additional risks, including those detailed below.

FORWARD FOREIGN CURRENCY CONTRACTS
The Fund may enter into forward foreign currency contracts in connection with settling purchases or sales of securities, to hedge the currency exposure associated with some or all of the Fund's securities or as part of its investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily based upon foreign currency exchange rates from an independent

--------------------------------------------------------------------------------
 RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- 2010 SEMIANNUAL REPORT  49

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

pricing service and the change in value is recorded as unrealized appreciation or depreciation. The Fund will record a realized gain or loss when the forward foreign currency contract is closed.

The risks of forward foreign currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that the counterparty will not complete its contractual obligation, which may be in excess of the amount, if any, reflected in the Statement of Assets and Liabilities. At April 30, 2010, the Fund had no outstanding forward foreign currency contracts.

FUTURES TRANSACTIONS
The Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange to produce incremental earnings, hedge existing positions or protect against market changes in the value of equities, interest rates or foreign currencies. The Fund may also buy and write put and call options on these futures contracts. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Futures and options on futures are valued daily based upon the last sale price at the close of the market on the principal exchange on which they are traded. Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Upon entering into futures contracts, the Fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

EFFECTS OF DERIVATIVE TRANSACTIONS ON THE FINANCIAL STATEMENTS
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions on the Fund's operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of

--------------------------------------------------------------------------------
50  RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

FAIR VALUES OF DERIVATIVE INSTRUMENTS AT APRIL 30, 2010


                            ASSET DERIVATIVES                 LIABILITY DERIVATIVES
                     -------------------------------  -------------------------------------
                     STATEMENT OF ASSETS              STATEMENT OF ASSETS
RISK EXPOSURE          AND LIABILITIES                  AND LIABILITIES
CATEGORY                   LOCATION       FAIR VALUE        LOCATION       FAIR VALUE
-------------------------------------------------------------------------------------------
                                                      Net
                                                      assets -- unrealiz-
                                                      ed depreciation on
Equity contracts     N/A                      N/A     investments           $122,591*
-------------------------------------------------------------------------------------------
Total                                         N/A                           $122,591
-------------------------------------------------------------------------------------------


* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

EFFECT OF DERIVATIVE INSTRUMENTS IN THE STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED APRIL 30, 2010


       AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED IN INCOME
-------------------------------------------------------------------------------
RISK EXPOSURE                       FORWARD FOREIGN
CATEGORY                          CURRENCY CONTRACTS   FUTURES    TOTAL
-------------------------------------------------------------------------------
Equity contracts                       $      --      $165,144  $ 165,144
-------------------------------------------------------------------------------
Foreign exchange contracts              (890,432)           --  $(890,432)
-------------------------------------------------------------------------------
Total                                  $(890,432)     $165,144  $(725,288)
-------------------------------------------------------------------------------




 CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED IN
                                     INCOME
-------------------------------------------------------------------------------
RISK EXPOSURE                      FORWARD FOREIGN
CATEGORY                         CURRENCY CONTRACTS   FUTURES     TOTAL
-------------------------------------------------------------------------------
Equity contracts                      $     --       $831,083  $  831,083
-------------------------------------------------------------------------------
Foreign exchange contracts             266,995             --  $  266,995
-------------------------------------------------------------------------------
Total                                 $266,995       $831,083  $1,098,078
-------------------------------------------------------------------------------


VOLUME OF DERIVATIVE ACTIVITY
FORWARD FOREIGN CURRENCY CONTRACTS
At April 30, 2010, the Fund had no outstanding forward foreign currency contracts. The monthly average gross notional amount for these contracts was $5.6 million for the six months ended April 30, 2010.


--------------------------------------------------------------------------------
 RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- 2010 SEMIANNUAL REPORT  51

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

FUTURES
The gross notional amount of long contracts outstanding was approximately $2.9 million at April 30, 2010. The monthly average gross notional amount for long contracts was $17.3 million for the six months ended April 30, 2010. The fair value of such contracts on April 30, 2010 is set forth in the table above.

4. EXPENSES AND SALES CHARGES

INVESTMENT MANAGEMENT SERVICES FEES
Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.80% to 0.57% as the Fund's net assets increase. The fee may be adjusted upward or downward by a performance incentive adjustment determined monthly by measuring the percentage difference over a rolling 12-month period between the annualized performance of one Class A share of the Fund and the annualized performance of the Lipper International Large-Cap Core Funds Index. In certain circumstances, the Board may approve a change in the index. The maximum adjustment is 0.12% per year. If the performance difference is less than 0.50%, the adjustment will be zero. The adjustment decreased the management fee by $58,616 for the six months ended April 30, 2010. The management fee for the six months ended April 30, 2010 was 0.76% of the Fund's average daily net assets, including the adjustment under the terms of the performance incentive arrangement.

ADMINISTRATIVE SERVICES FEES
Under an Administrative Services Agreement, the Fund pays Ameriprise Financial an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.08% to 0.05% as the Fund's net assets increase. The fee for the six months ended April 30, 2010 was 0.08% of the Fund's average daily net assets.

OTHER FEES
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended April 30, 2010, other expenses paid to this company were $1,417.

COMPENSATION OF BOARD MEMBERS
Under a Deferred Compensation Plan (the Plan), the board members who are not "interested persons" of the Fund under the 1940 Act may defer receipt of their

--------------------------------------------------------------------------------
52  RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource, Seligman and Threadneedle funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the funds until distributed in accordance with the Plan.

TRANSFER AGENCY FEES
Under a Transfer Agency Agreement, RiverSource Service Corporation* (the Transfer Agent) maintains Fund shareholder accounts and records and provides Fund shareholder services. The Fund pays the Transfer Agent an annual account-based fee at a rate equal to $19.50 for Class A, $20.50 for Class B and $20.00 for Class C for this service. The Transfer Agent also charges an annual fee of $3 per account serviced directly by the Fund or its designated agent for Class A, Class B and Class C shares. The Fund also pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets attributable to Class R2, Class R3, Class R4 and Class R5 shares and an annual asset-based fee at a rate of 0.20% of the Fund's average daily net assets attributable to Class W shares. The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for the 12 month period from the date the account becomes inactive. These fees are included in the transfer agency fees in the Statement of Operations.

* Effective May 1, 2010, RiverSource Service Corporation is known as Columbia Management Investment Services Corp.

PLAN ADMINISTRATION SERVICES FEES
Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class R2, Class R3 and Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.

DISTRIBUTION FEES
The Fund has an agreement with RiverSource Fund Distributors, Inc.** (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A, Class R3 and Class W shares, a fee at an annual rate of up to 0.50% of the Fund's average daily net assets attributable to Class R2 shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $332,000 and $13,000 for

--------------------------------------------------------------------------------
 RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- 2010 SEMIANNUAL REPORT  53

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


Class B and Class C shares, respectively. These amounts are based on the most recent information available as of Jan. 31, 2010, and may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

** Effective May 1, 2010, RiverSource Fund Distributors, Inc. is known as Columbia Management Investment Distributors, Inc.

SALES CHARGES
Sales charges, including front-end and CDSCs, received by the Distributor for distributing Fund shares were $27,709 for Class A, $2,263 for Class B and $2 for Class C for the six months ended April 30, 2010.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $271,348,763 and $119,022,222, respectively, for the six months ended April 30, 2010. Realized gains and losses are determined on an identified cost basis.

6. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                       SIX MONTHS ENDED    YEAR ENDED
                                        APRIL 30, 2010   OCT. 31, 2009
----------------------------------------------------------------------
CLASS A
Sold                                          172,341         896,472
Converted from Class B*                            --         185,314
Reinvested distributions                       83,031         364,910
Redeemed                                   (1,212,698)     (3,790,356)
----------------------------------------------------------------------
Net increase (decrease)                      (957,326)     (2,343,660)
----------------------------------------------------------------------

CLASS B
Sold                                           16,113          65,653
Reinvested distributions                        3,445          45,486
Converted to Class A*                              --        (187,310)
Redeemed                                     (142,035)       (556,290)
----------------------------------------------------------------------
Net increase (decrease)                      (122,477)       (632,461)
----------------------------------------------------------------------

CLASS C
Sold                                            5,871          26,274
Reinvested distributions                          925           5,563
Redeemed                                      (13,715)        (62,897)
----------------------------------------------------------------------
Net increase (decrease)                        (6,919)        (31,060)
----------------------------------------------------------------------



--------------------------------------------------------------------------------
54  RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


                                       SIX MONTHS ENDED    YEAR ENDED
                                        APRIL 30, 2010   OCT. 31, 2009
----------------------------------------------------------------------
CLASS I
Sold                                       10,125,329       9,537,311
Reinvested distributions                      391,769         822,037
Redeemed                                   (3,913,777)     (9,237,976)
----------------------------------------------------------------------
Net increase (decrease)                     6,603,321       1,121,372
----------------------------------------------------------------------

CLASS R4
Sold                                              873             101
Reinvested distributions                          152             473
Redeemed                                           --            (587)
----------------------------------------------------------------------
Net increase (decrease)                         1,025             (13)
----------------------------------------------------------------------

CLASS W
Sold                                       24,409,275      17,093,328
Reinvested distributions                      707,859       1,786,371
Redeemed                                  (11,735,296)    (19,740,841)
----------------------------------------------------------------------
Net increase (decrease)                    13,381,838        (861,142)
----------------------------------------------------------------------


* Automatic conversion of the Class B shares to Class A shares based on the original purchase date.

7. LENDING OF PORTFOLIO SECURITIES

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, National Association (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned. At April 30, 2010, securities valued at $9,307,466, were on loan, secured by cash collateral of $10,304,874 invested in short-term securities or in cash equivalents.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses

--------------------------------------------------------------------------------
 RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- 2010 SEMIANNUAL REPORT  55

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


resulting from a borrower's failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income of $169,165 earned from securities lending for the six months ended April 30, 2010 is included in the Statement of Operations. The Fund also continues to earn interest and dividends on the securities loaned.

8. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of RiverSource, Seligman and Threadneedle funds and other institutional clients of the Investment Manager. The cost of the Fund's purchases and proceeds from sales of shares of RiverSource Short-Term Cash Fund aggregated $188,563,464 and $215,457,849, respectively, for the six months ended April 30, 2010. The income distributions received with respect to the Fund's investment in RiverSource Short-Term Cash Fund can be found in the Statement of Operations and the Fund's invested balance in RiverSource Short-Term Cash Fund at April 30, 2010, can be found in the Portfolio of Investments.

9. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other RiverSource, Seligman and Threadneedle funds, severally and not jointly, permits collective borrowings up to $300 million. The borrowers shall have the right, upon written notice to the Administrative Agent to request an increase of up to $200 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility shall at no time exceed $500 million. Participation in such increase by any existing lender shall be at such lender's sole discretion. Interest is charged to each Fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount

--------------------------------------------------------------------------------
56  RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum, in addition to an upfront fee equal to its pro rata share of 0.04% of the amount of the credit facility. The Fund had no borrowings during the six months ended April 30, 2010.

10. FEDERAL TAX INFORMATION

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of futures contracts, foreign currency transactions, passive foreign investment company (PFIC) holdings, foreign tax credits and losses deferred due to wash sales. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

For federal income tax purposes, the Fund had a capital loss carry-over of $285,672,442 at Oct. 31, 2009, that if not offset by capital gains will expires as follows:

    2016           2017
$23,521,188    $262,151,254


It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires. There is no assurance that the Fund will be able to utilize all of its capital loss carry-over before it expires.

11. RISKS RELATING TO CERTAIN INVESTMENTS

FOREIGN/EMERGING MARKETS RISK
Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund's portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions of the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Emerging markets risk includes the dramatic pace of change in these countries as well as the other considerations listed above. Because of the less developed markets and economics and less mature governments and governmental

--------------------------------------------------------------------------------
 RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- 2010 SEMIANNUAL REPORT  57

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers organized, domiciled or doing substantial business in emerging markets.

12. SUBSEQUENT EVENTS

Management has evaluated Fund related events and transactions that occurred during the period from the date of the Statements of Assets and Liabilities through the date of issuance of the Fund's financial statements. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Fund's financial statements.

13. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit's decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates.


--------------------------------------------------------------------------------
58  RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


--------------------------------------------------------------------------------
 RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- 2010 SEMIANNUAL REPORT  59

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT ----------------------------------------------------------------------

Columbia Management Investment Advisers, LLC ("Columbia Management" or the "investment manager"), formerly known as RiverSource Investments, LLC, a wholly-owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"), serves as the investment manager to the Fund. Under an investment management services agreement (the "IMS Agreement"), Columbia Management provides investment advice and other services to the Fund and all RiverSource funds (collectively, the "Funds").

On an annual basis, the Fund's Board of Directors (the "Board"), including the independent Board members (the "Independent Directors"), considers renewal of the IMS Agreement. Columbia Management prepared detailed reports for the Board and its Contracts Committee in March and April 2010, including reports based on data provided by independent organizations and a comprehensive response to each item of information requested by independent legal counsel to the Independent Directors ("Independent Legal Counsel") in a letter to the investment manager, to assist the Board in making this determination. All of the materials presented in March and April 2010 were first supplied in draft form to designated representatives of the Independent Directors, i.e., Independent Legal Counsel, the Chair of the Board and the Chair of the Contracts Committee (including materials relating to the Fund's new expense cap), and the final materials were revised to reflect comments provided by these Board representatives. In addition, throughout the year, the Board (or its committees) reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board accords particular weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the IMS Agreement. At the April 6-8, 2010 in-person Board meeting, Independent Legal Counsel reviewed with the Independent Directors various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Directors, approved renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by Columbia Management: The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Management, as well as its expertise, resources and capabilities. The Board specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the continued investment in, and resources dedicated to,

--------------------------------------------------------------------------------
60  RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


the Fund's operations, most notably, management's announcement of the massive investment made in the acquisition of the long-term asset management business of Columbia Management Group, LLC (the "Columbia Transaction") and the completed integration of J. & W. Seligman & Co. Incorporated, acquisitions which should continue to enhance investment capabilities and provide access to a greater depth of experienced portfolio managers in key categories. The Board noted, in particular, that upon the close of the Columbia Transaction, RiverSource will have grown to 10 investment offices (compared to 6 in 2009). In addition, the Board reviewed information concerning the investment manager's new Chief Investment Officer upon the close of the Columbia Transaction, including the application of his particular investment philosophy, which is intended to enhance the risk and portfolio management oversight of the entire fund family.

Moreover, in connection with the Board's evaluation of the overall package of services provided by Columbia Management, the Board considered the quality of the administrative and transfer agency services provided by Columbia Management's affiliates to the Fund. The Board also reviewed the financial condition of Columbia Management (and its affiliates) and each entity's ability to carry out its responsibilities under the IMS Agreement. Further, the Board considered Columbia Management's ability to retain key personnel in certain targeted areas and its expectations in this regard. The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board concluded that the services being performed under the IMS Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Management and its affiliates were in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance: For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports containing data prepared by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund's investment performance was appropriate in light of the particular

--------------------------------------------------------------------------------
 RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- 2010 SEMIANNUAL REPORT  61

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT (continued) ----------------------------------------------------------


management style. Further, the Board noted measures taken to address the Fund's performance including the anticipated change in portfolio managers for the Fund. In this regard, the Board reviewed a detailed report illustrating the performance and track record of the new portfolio managers expected to assume responsibilities for the Fund upon the close of the Columbia Transaction.

Comparative Fees, Costs of Services Provided and the Profits Realized By Columbia Management and its Affiliates from their Relationships with the Fund:
The Board reviewed comparative fees and the costs of services to be provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (prepared by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its peer group, as well as data showing the Fund's contribution to Columbia Management's profitability. They also reviewed information in the report showing the fees charged by Columbia Management to other client accounts (with similar investment strategies to those of the Fund).

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Funds' family, while assuring that the overall fees for each fund (with few defined exceptions) are generally in line with the "pricing philosophy" (i.e., that the total expense ratio of each fund (excluding the effect of a performance incentive adjustment), with few exceptions, is at or below the median expense ratio of funds in the same comparison group). The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) approximated the peer group's median expense ratio. The Board also considered the Fund's performance incentive adjustment and noted its continued appropriateness. Based on its review, the Board concluded that the Fund's management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered various preliminary integration plans in connection with the Columbia Transaction which, if implemented, would impact the fee structures of various RiverSource Funds. The Board was satisfied with the principles underlying these plans, which, at their preliminary stage, are designed to achieve a rational, consistent pricing model across the combined fund families, as well as preserve the "pricing philosophy" of the Funds.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment

--------------------------------------------------------------------------------
62  RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing and operating the Fund, including data showing comparative profitability over the past two years. In this regard, the Board observed slightly reduced profitability in 2009 vs. 2008. The Board also considered the services acquired by the investment manager through the use of commission dollars paid by the Funds on portfolio transactions. The Board noted that the fees paid by the Fund should permit the investment manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized: The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. The Board considered that the IMS Agreement provides for lower fees as assets increase at pre-established breakpoints and concluded that the IMS Agreement satisfactorily provided for sharing these economies of scale.

Based on the foregoing, the Board, including all of the Independent Directors, concluded that the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 8, 2010, the Board, including all of the Independent Directors, approved the renewal of the IMS Agreement for an additional annual period.

PROXY VOTING -------------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.221.2450; contacting your financial intermediary; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.


--------------------------------------------------------------------------------
 RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND -- 2010 SEMIANNUAL REPORT  63

RIVERSOURCE DISCIPLINED INTERNATIONAL EQUITY FUND
734 Ameriprise Financial Center
Minneapolis, MN 55474

RIVERSOURCE.COM/FUNDS


                                This report must be accompanied or preceded by the Fund's
                                current prospectus. RiverSource(R) mutual funds are
                                distributed by Columbia Management Investment Distributors,
                                Inc. (formerly known as RiverSource Fund Distributors,
                                Inc.), member FINRA and managed by Columbia Management
                                Investment Advisers, LLC (formerly known as RiverSource
                                Investments, LLC).
                                (C)2010 Columbia Management Investment Advisers, LLC. All
(COLUMBIA MANAGEMENT LOGO)      rights reserved.                                                   S-6518 E (6/10)

Semiannual Report

                                                      (COLUMBIA MANAGEMENT LOGO)

THREADNEEDLE
ASIA PACIFIC FUND

--------------------------------------------------------------------------------

SEMIANNUAL REPORT FOR THE PERIOD ENDED
APRIL 30, 2010

THREADNEEDLE ASIA PACIFIC FUND SEEKS TO PROVIDE
SHAREHOLDERS WITH LONG-TERM CAPITAL GROWTH.


 NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

TABLE OF CONTENTS --------------------------------------------------------------


Your Fund at a Glance..............    3

Fund Expenses Example..............    6

Portfolio of Investments...........    8

Statement of Assets and
  Liabilities......................   19

Statement of Operations............   20

Statements of Changes in Net
  Assets...........................   21

Financial Highlights...............   22

Notes to Financial Statements......   23

Proxy Voting.......................   36




--------------------------------------------------------------------------------
2  THREADNEEDLE ASIA PACIFIC FUND -- 2010 SEMIANNUAL REPORT

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

FUND SUMMARY
--------------------------------------------------------------------------------

> Threadneedle Asia Pacific Fund (the Fund) Class R5 shares gained 8.94% for six months ended April 30, 2010.

> The Fund underperformed its benchmark, the Morgan Stanley Capital
  International All Country (MSCI AC) Asia Pacific Ex-Japan Index, which advanced 10.18% for the six-month period.

> The Fund also underperformed its peer group, as represented by the Lipper
  Pacific Region Ex-Japan Funds Index, which increased 12.91% over the same time frame.

ANNUALIZED TOTAL RETURNS (for period ended April 30, 2010)
--------------------------------------------------------------------------------

                                                          SINCE
                                                        INCEPTION
                                             6 MONTHS*   7/15/09*
-----------------------------------------------------------------
Threadneedle Asia Pacific Fund Class R5        +8.94%    +24.42%
-----------------------------------------------------------------
MSCI AC Asia Pacific Ex-Japan Index(1)
  (unmanaged)                                 +10.18%    +33.87%
-----------------------------------------------------------------
Lipper Pacific Region Ex-Japan Funds
  Index(2)                                    +12.91%    +29.50%
-----------------------------------------------------------------


*   Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting riversource.com/funds or calling 800.221.2450.

The performance of Class R5 may vary from that shown because of differences in fees and expenses. The Fund's returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower.

The indices do not reflect the effects of expenses (excluding Lipper) and taxes. It is not possible to invest directly in an index.

Sales charges do not apply to Class R5 shares. Class R5 shares are available to qualifying institutional investors only.

(1) The Morgan Stanley Capital International All Country (MSCI AC) Asia Pacific Ex-Japan Index, an unmanaged index, is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of the following countries: Australia, China, Hong Kong, India, Indonesia, Korea, Malaysia, Singapore, Taiwan and Thailand. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment.
(2) Lipper Pacific Region Ex-Japan Funds Index includes the 10 largest Pacific Region Ex-Japan funds tracked by Lipper Inc. The index's returns include net reinvested dividends.


--------------------------------------------------------------------------------
                     THREADNEEDLE ASIA PACIFIC FUND -- 2010 SEMIANNUAL REPORT  3

YOUR FUND AT A GLANCE (continued) ----------------------------------------------

MORNINGSTAR STYLE BOX(TM)
--------------------------------------------------------------------------------

STYLE MATRIX

      Equity Style
Value    Blend   Growth
           X              Large
                          Medium   Size
                          Small



The Morningstar Style Box(TM) reveals a fund's investment strategy. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

Threadneedle Asia Pacific Fund is designed for long-term investors with an above average risk tolerance. International investing involves increased risk and volatility due to potential political and economic instability, currency fluctuations, and differences in financial reporting and accounting standards and oversight. Risks may be more pronounced due to concentration of the Fund's investments in the Asian Pacific Region. Because the Fund concentrates its investments in the Asian Pacific Region, the Fund may be particularly susceptible to economic, political or regulatory events affecting companies and countries within the Asian Pacific Region. Investments in small- and mid-capitalization companies involve greater risks and volatility than investments in larger, more established companies.

(C)2010 Morningstar, Inc. All rights reserved. The information contained herein is proprietary to Morningstar and/or its content providers, may not be copied or distributed and is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results.


--------------------------------------------------------------------------------
4  THREADNEEDLE ASIA PACIFIC FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

COUNTRY BREAKDOWN(1) (at April 30, 2010)
---------------------------------------------------------------------

Australia                                  15.7%
------------------------------------------------
China                                      16.7%
------------------------------------------------
Hong Kong                                  15.4%
------------------------------------------------
India                                       6.1%
------------------------------------------------
Indonesia                                   4.4%
------------------------------------------------
Malaysia                                    1.4%
------------------------------------------------
Singapore                                   6.0%
------------------------------------------------
South Korea                                15.1%
------------------------------------------------
Taiwan                                     10.8%
------------------------------------------------
Thailand                                    2.0%
------------------------------------------------
United Kingdom                              1.2%
------------------------------------------------
United States                               2.3%
------------------------------------------------
Other(2)                                    2.9%
------------------------------------------------


(1) Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund's composition is subject to change.
(2) Cash & Cash Equivalents.

TOP TEN HOLDINGS(1) (at April 30, 2010)
---------------------------------------------------------------------

BHP Billiton Ltd. (Australia)               4.1%
------------------------------------------------
Samsung Electronics Co., Ltd. (South
  Korea)                                    3.7%
------------------------------------------------
Westpac Banking Corp. (Australia)           2.8%
------------------------------------------------
iPath MSCI India Index ETN (United States)  2.4%
------------------------------------------------
Australia & New Zealand Banking Group Ltd.
  (Australia)                               2.3%
------------------------------------------------
Rio Tinto Ltd. (Australia)                  1.9%
------------------------------------------------
CNOOC Ltd. (China)                          1.8%
------------------------------------------------
Taiwan Semiconductor Manufacturing Co.,
  Ltd. (Taiwan)                             1.8%
------------------------------------------------
Hon Hai Precision Industry Co., Ltd.
  (Taiwan)                                  1.7%
------------------------------------------------
Astra International Tbk PT (Indonesia)      1.4%
------------------------------------------------


(1) Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan and Cash & Cash Equivalents).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
                     THREADNEEDLE ASIA PACIFIC FUND -- 2010 SEMIANNUAL REPORT  5

FUND EXPENSES EXAMPLE ----------------------------------------------------------
(UNAUDITED)

As a shareholder of the Fund, you incur ongoing costs, which may include management fees and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the ongoing expenses of any funds in which the Fund invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the ongoing expenses charged by acquired funds using the expense ratio of each of the acquired funds as of the acquired fund's most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended April 30, 2010.

ACTUAL EXPENSES
The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Direct expenses paid during the period" to estimate the expenses you paid on your account during this period. You can also estimate the direct and indirect expenses you paid over the period by using the number in the first line under the heading "Direct and indirect expenses paid during the period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing

--------------------------------------------------------------------------------
6  THREADNEEDLE ASIA PACIFIC FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                DIRECT AND
                                                                   DIRECT        INDIRECT
                                  BEGINNING        ENDING         EXPENSES       EXPENSES
                                ACCOUNT VALUE   ACCOUNT VALUE   PAID DURING    PAID DURING
                                 NOV. 1, 2009  APRIL 30, 2010  THE PERIOD(a)  THE PERIOD(b)
-------------------------------------------------------------------------------------------
Class R5
-------------------------------------------------------------------------------------------
  Actual(c)                         $1,000        $1,089.40        $5.83          $5.99
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,019.35        $5.64          $5.79
-------------------------------------------------------------------------------------------


ANNUALIZED EXPENSE RATIOS

                                    FUND'S     ACQUIRED FUND
                                  ANNUALIZED      FEES AND    NET FUND
                                EXPENSE RATIO     EXPENSES    EXPENSES
----------------------------------------------------------------------
Class R5                            1.12%           .03%        1.15%
----------------------------------------------------------------------


(a) Expenses are equal to the annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(b) Expenses are equal to the annualized expense ratio as indicated above, plus the acquired fund fees and expenses, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(c) Based on the actual return for the six months ended April 30, 2010: +8.94%.


--------------------------------------------------------------------------------
                     THREADNEEDLE ASIA PACIFIC FUND -- 2010 SEMIANNUAL REPORT  7

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

APRIL 30, 2010 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


COMMON STOCKS (92.8%)(c)
ISSUER                                                 SHARES                VALUE(a)
AUSTRALIA (15.5%)
Asciano Group                                          658,426(b)          $1,021,598
Australia & New Zealand Banking Group Ltd.             151,648              3,358,167
BHP Billiton Ltd.                                      166,051              6,068,887
CSL Ltd.                                                36,826              1,100,174
Macquarie Group Ltd.                                    34,803(e)           1,586,674
Myer Holdings Ltd.                                     114,851                341,221
Newcrest Mining Ltd.                                    32,564                982,754
QBE Insurance Group Ltd.                                65,437              1,267,532
Rio Tinto Ltd.                                          42,804              2,796,214
Telstra Corp., Ltd.                                    338,111                990,414
Westpac Banking Corp.                                  164,760              4,104,371
Woodside Petroleum Ltd.                                 12,282                509,216
                                                                      ---------------
Total                                                                      24,127,222
-------------------------------------------------------------------------------------

CHINA (16.5%)
Bank of China Ltd., Series H                         3,092,000(e)           1,591,746
China Construction Bank Corp., Series H              2,494,000              2,025,349
China Life Insurance Co., Ltd., Series H               374,000(e)           1,722,115
China National Building Material Co., Ltd.,
 Series H                                              242,000(e)             396,636
China Pacific Insurance Group Co., Ltd.,
 Series H                                              200,000(e)             835,909
China Petroleum & Chemical Corp., Series H             424,000(e)             339,969
China Shenhua Energy Co., Ltd., Series H               402,500              1,727,209
China Yurun Food Group Ltd.                            481,000              1,458,607
CNOOC Ltd.                                           1,514,000              2,663,134
Dongfang Electric Corp., Ltd., Series H                181,200              1,174,933
Dongfeng Motor Group Co., Ltd., Series H               652,000(e)             926,020
Industrial & Commercial Bank of China, Series
 H                                                   2,447,000(e)           1,783,525
New Oriental Education & Technology Group,
 ADR                                                    11,244(b)           1,052,101
PetroChina Co., Ltd., Series H                       1,250,000              1,439,484
Ping An Insurance Group Co. of China Ltd.,
 Series H                                              135,000(e)           1,155,737
Sany Heavy Equipment International Holdings
 Co., Ltd.                                             654,000(b)             790,439
Tencent Holdings Ltd.                                   93,200(e)           1,927,426
Tingyi Cayman Islands Holding Corp.                    190,000                472,016
Want Want China Holdings Ltd.                        1,509,000              1,132,901
Zhuzhou CSR Times Electric Co., Ltd., Series
 H                                                     499,000              1,053,547
                                                                      ---------------
Total                                                                      25,668,803
-------------------------------------------------------------------------------------

HONG KONG (15.2%)
AAC Acoustic Technologies Holdings, Inc.               624,000              1,026,340
Agile Property Holdings Ltd.                           688,000(e)             797,120
BOC Hong Kong Holdings Ltd.                            776,500              1,858,416
Cathay Pacific Airways Ltd.                            420,000                874,888
Cheung Kong Holdings Ltd.                               34,000                419,291


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
8  THREADNEEDLE ASIA PACIFIC FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
HONG KONG (CONT.)
China High Speed Transmission Equipment Group
 Co., Ltd.                                             353,000               $836,596
China Mobile Ltd.                                      166,000              1,625,013
China Overseas Land & Investment Ltd.                  440,000                854,387
China Resources Cement Holdings Ltd.                   504,000(b)             229,897
China Resources Land Ltd.                              224,000                409,891
Comba Telecom Systems Holdings Ltd.                    570,000                811,974
COSCO Pacific Ltd.                                     482,000                649,920
Digital China Holdings Ltd.                            645,000                949,472
Esprit Holdings Ltd.                                   186,074              1,332,917
Hengan International Group Co., Ltd.                   106,000                813,770
Hong Kong Exchanges and Clearing Ltd.                   68,200              1,114,525
Li & Fung Ltd.                                         376,000              1,812,711
MTR Corp.                                              120,000                420,530
New World Development Ltd.                             322,000                571,146
Ports Design Ltd.                                      232,500                569,336
Shanghai Industrial Holdings Ltd.                      114,000                492,545
Sino Land Co., Ltd.                                    622,000              1,116,246
Skyworth Digital Holdings Ltd.                       1,228,000              1,108,175
Sun Hung Kai Properties Ltd.                           135,000              1,871,682
Wharf Holdings Ltd.                                    196,000              1,060,049
                                                                      ---------------
Total                                                                      23,626,837
-------------------------------------------------------------------------------------

INDIA (6.0%)
Bharat Heavy Electricals Ltd.                           18,576              1,036,117
Bharat Heavy Electricals Ltd., Participatory
 Notes                                                  11,714                653,374
ICICI Bank Ltd., ADR                                    38,700              1,645,524
Infosys Technologies Ltd., ADR                          25,399              1,520,892
Jaiprakash Associates Ltd., Participatory
 Notes                                                 188,455                619,134
Larsen & Toubro Ltd.                                    26,252                948,057
Maruti Suzuki India Ltd.                                11,298                323,169
Maruti Suzuki India Ltd., Participatory Notes           17,503                500,657
Reliance Industries Ltd.                                44,164              1,021,284
Reliance Industries Ltd., GDR                            8,444(d,f)           390,570
State Bank of India Ltd., GDR                            6,405(d,f)           652,052
                                                                      ---------------
Total                                                                       9,310,830
-------------------------------------------------------------------------------------

INDONESIA (4.4%)
Astra International Tbk PT                             413,500              2,138,923
Bank Mandiri Tbk PT                                  2,663,000              1,688,216
Bank Rakyat Indonesia                                  725,000                710,304
Bumi Resources Tbk PT                                3,413,500                876,917
Perusahaan Gas Negara PT                             2,990,000              1,344,187
                                                                      ---------------
Total                                                                       6,758,547
-------------------------------------------------------------------------------------

MALAYSIA (1.4%)
CIMB Group Holdings Bhd                                173,200                767,579
Genting Bhd                                            664,600              1,437,978
                                                                      ---------------
Total                                                                       2,205,557
-------------------------------------------------------------------------------------

SINGAPORE (5.0%)
City Developments Ltd.                                 123,000(e)             945,092
DBS Group Holdings Ltd.                                137,000              1,508,727
Keppel Corp., Ltd.                                     213,000              1,511,555
Singapore Airlines Ltd.                                126,000              1,383,520
United Overseas Bank Ltd.                               74,000              1,082,772
Wilmar International Ltd.                              265,000              1,330,772
                                                                      ---------------
Total                                                                       7,762,438
-------------------------------------------------------------------------------------


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                     THREADNEEDLE ASIA PACIFIC FUND -- 2010 SEMIANNUAL REPORT  9

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

SOUTH KOREA (14.9%)
Amorepacific Corp.                                         799               $604,243
Hyundai Department Store Co., Ltd.                       6,583                588,588
Hyundai Engineering & Construction Co., Ltd.             8,784                424,314
Hyundai Mobis                                            9,619              1,596,885
Hyundai Motor Co.                                       12,994              1,585,066
KB Financial Group, Inc.                                31,259              1,523,398
LG Chem Ltd.                                             6,468              1,635,969
LG Display Co., Ltd.                                    37,900              1,612,193
LG Electronics, Inc.                                     9,558              1,042,415
LG Household & Health Care Ltd.                          4,833              1,321,540
NHN Corp.                                                2,752(b)             458,922
POSCO                                                    4,667              2,093,311
Samsung Electronics Co., Ltd.                            7,305              5,555,529
Samsung Engineering Co., Ltd.                           10,938              1,054,352
Samsung Life Insurance Co., Ltd.                         2,930(b)             290,858
Shinhan Financial Group Co., Ltd.                       39,950              1,699,762
                                                                      ---------------
Total                                                                      23,087,345
-------------------------------------------------------------------------------------

TAIWAN (10.7%)
Acer, Inc.                                             431,000              1,175,584
Advanced Semiconductor Engineering, Inc.             1,299,000              1,268,432
AU Optronics Corp.                                     884,960              1,019,865
Cathay Financial Holding Co., Ltd.                     579,000(b)             926,630
Chinatrust Financial Holding Co., Ltd.               1,253,427                708,048
Compal Electronics, Inc.                               970,745              1,349,427
Far Eastern New Century Corp.                           82,660                 89,709
Formosa Plastics Corp.                                 335,000                744,417
Fubon Financial Holding Co., Ltd.                      943,000(b)           1,149,849
Hon Hai Precision Industry Co., Ltd.                   551,000              2,587,263
MediaTek, Inc.                                          76,006              1,287,224
Siliconware Precision Industries Co.                   273,000                334,591
Synnex Technology International Corp.                  311,000                741,268
Taiwan Semiconductor Manufacturing Co., Ltd.         1,337,000              2,617,227
Yuanta Financial Holding Co., Ltd.                   1,017,000                606,514
                                                                      ---------------
Total                                                                      16,606,048
-------------------------------------------------------------------------------------

THAILAND (2.0%)
Bangkok Bank PCL                                       253,400                904,753
Banpu PCL                                               47,600                946,071
Siam Commercial Bank PCL                               484,500              1,220,005
                                                                      ---------------
Total                                                                       3,070,829
-------------------------------------------------------------------------------------

UNITED KINGDOM (1.2%)
Standard Chartered PLC                                  69,993              1,866,964
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $136,266,427)                                                     $144,091,420
-------------------------------------------------------------------------------------



EXCHANGE-TRADED FUNDS (0.9%)(c)
                                                       SHARES                VALUE(a)
SINGAPORE
iShares MSCI India Fund                                194,000(b)          $1,416,200
-------------------------------------------------------------------------------------
TOTAL EXCHANGE-TRADED FUNDS
(Cost: $1,270,787)                                                         $1,416,200
-------------------------------------------------------------------------------------



OTHER (2.3%)
ISSUER                                                 SHARES                VALUE(a)
UNITED STATES
iPath MSCI India Index ETN                              53,686(b)          $3,570,119
-------------------------------------------------------------------------------------
TOTAL OTHER
(Cost: $3,309,391)                                                         $3,570,119
-------------------------------------------------------------------------------------





See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
10  THREADNEEDLE ASIA PACIFIC FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

MONEY MARKET FUND (2.8%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.21%              4,383,869(g)          $4,383,869
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $4,383,869)                                                         $4,383,869
-------------------------------------------------------------------------------------





INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN (4.5%)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)
REPURCHASE AGREEMENTS(h)
Goldman Sachs
 dated 04-30-10, matures 05-03-10,
 repurchase price
 $1,964,051                          0.19%           $1,964,020            $1,964,020
 $5,000,104                          0.25             5,000,000             5,000,000
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN
(Cost: $6,964,020)                                                         $6,964,020
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $152,194,494)(i)                                                  $160,425,628
=====================================================================================




SUMMARY OF INVESTMENTS IN SECURITIES BY INDUSTRY


The following table represents the portfolio investments of the Fund by industry classifications as a percentage of net assets at April 30, 2010:

                                          PERCENTAGE OF
INDUSTRY                                    NET ASSETS       VALUE(a)
-----------------------------------------------------------------------
Airlines                                        1.4%         $2,258,408
Auto Components                                 1.0           1,596,885
Automobiles                                     3.2           4,973,178
Biotechnology                                   0.7           1,100,174
Capital Markets                                 2.6           3,966,353
Chemicals                                       1.5           2,380,386
Commercial Banks                               19.8          30,699,678
Communications Equipment                        1.2           1,838,314
Computers & Peripherals                         1.6           2,525,011
Construction & Engineering                      1.6           2,426,723
Construction Materials                          0.4             626,533
Distributors                                    1.2           1,812,711
Diversified Consumer Services                   0.7           1,052,101
Diversified Financial Services                  1.5           2,264,374
Diversified Telecommunication Services          0.6             990,414
Electrical Equipment                            2.6           4,101,193
Electronic Equipment, Instruments &
  Components                                    4.5           6,910,061
Food Products                                   2.8           4,394,296
Gas Utilities                                   0.9           1,344,187
Hotels, Restaurants & Leisure                   0.9           1,437,978
Household Durables                              1.4           2,150,590


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                    THREADNEEDLE ASIA PACIFIC FUND -- 2010 SEMIANNUAL REPORT  11

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

SUMMARY OF INVESTMENTS IN SECURITIES
BY INDUSTRY (CONTINUED)


                                          PERCENTAGE OF
INDUSTRY                                    NET ASSETS       VALUE(a)
-----------------------------------------------------------------------
Household Products                              0.9%         $1,321,540
Industrial Conglomerates                        1.3           2,093,809
Insurance                                       4.0           6,198,781
Internet Software & Services                    1.5           2,386,348
IT Services                                     1.0           1,520,892
Machinery                                       0.5             790,439
Metals & Mining                                 7.7          11,941,166
Multiline Retail                                0.6             929,809
Oil, Gas & Consumable Fuels                     6.4           9,913,854
Personal Products                               0.9           1,418,013
Real Estate Management & Development            5.2           8,044,904
Road & Rail                                     0.9           1,442,128
Semiconductors & Semiconductor
  Equipment                                     7.1          11,063,003
Specialty Retail                                0.9           1,332,917
Textiles, Apparel & Luxury Goods                0.4             569,336
Transportation Infrastructure                   0.4             649,920
Wireless Telecommunication Services             1.0           1,625,013
Exchange-Traded Funds                           0.9           1,416,200
Other                                           2.3           3,570,119
Cash & Cash Equivalents                         7.3          11,347,889
-----------------------------------------------------------------------
Total                                                      $160,425,628
-----------------------------------------------------------------------




The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.
FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT APRIL 30, 2010



                          CURRENCY TO      CURRENCY TO      UNREALIZED     UNREALIZED
EXCHANGE DATE            BE DELIVERED      BE RECEIVED     APPRECIATION   DEPRECIATION
--------------------------------------------------------------------------------------
May 6, 2010                   289,318        322,300,000       $1,540              $--
                          U.S. Dollar   South Korean Won



NOTES TO PORTFOLIO OF INVESTMENTS



     ADR  -- American Depositary Receipt
     GDR  -- Global Depositary Receipt


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b)  Non-income producing.

(c)  Foreign security values are stated in U.S. dollars.


--------------------------------------------------------------------------------
12  THREADNEEDLE ASIA PACIFIC FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Directors. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2010, the value of these securities amounted to $1,042,622 or 0.67% of net assets.

(e) At April 30, 2010, security was partially or fully on loan. See Note 7 to the financial statements.

(f)  Identifies issues considered to be illiquid as to their marketability (see
     Note 2 to the financial statements). The aggregate value of such securities at April 30, 2010 was $1,042,622, representing 0.67% of net assets. Information concerning such security holdings at April 30, 2010 was as follows:

                                            ACQUISITION
     SECURITY                                  DATES                COST
     ---------------------------------------------------------------------
     Reliance Industries Ltd., GDR    10-07-09 thru 01-04-10      $390,597
     State Bank of India Ltd., GDR    10-05-09 thru 01-04-10       609,157


(g) Affiliated Money Market Fund -- See Note 8 to the financial statements. The rate shown is the seven-day current annualized yield at April 30, 2010.

(h) The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The market value of securities held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.


GOLDMAN SACHS (0.19%)

SECURITY DESCRIPTION                              VALUE(a)
-----------------------------------------------------------
Fannie Mae Pool                                  $1,440,365
Freddie Mac Gold Pool                               485,397
Freddie Mac Non Gold Pool                            77,539
-----------------------------------------------------------
Total market value of collateral securities      $2,003,301
-----------------------------------------------------------




--------------------------------------------------------------------------------
                    THREADNEEDLE ASIA PACIFIC FUND -- 2010 SEMIANNUAL REPORT  13

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

NOTES TO PORTFOLIO OF
INVESTMENTS (CONTINUED)



GOLDMAN SACHS (0.25%)

SECURITY DESCRIPTION                              VALUE(a)
-----------------------------------------------------------
Allied Irish Banks PLC/New York NY                 $763,158
Banco Bilbao Vizcaya Argentaria/NY                   27,622
Bank of Nova Scotia                                   1,687
BNP Paribas NY                                      582,063
Calyon NY                                            38,985
Credit Agricole Corporate and Investment
  Bank/New York                                     382,684
Dexia Credit Local NY                               424,893
DnB NOR Bank                                          3,439
Natixis/New York NY                               1,368,599
Nordea Bank Finland PLC                             114,336
Rabobank Nederland NV/NY                            189,474
Royal Bank of Scotland PLC/Greenwich CT              36,353
Sanpaolo IMI SpA/New York                            11,575
Societe Generale NY                                 168,421
Standard Chartered Banking                          230,150
Sumitomo Mitsui Banking Corp/New York               499,999
Svenska Handelsbanken/New York NY                    16,395
Toronto Dominion Bank/NY                            373,684
UBS AG Stamford                                      16,483
-----------------------------------------------------------
Total market value of collateral securities      $5,250,000
-----------------------------------------------------------



(i) At April 30, 2010, the cost of securities for federal income tax purposes was approximately $152,194,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                         $11,153,000
     Unrealized depreciation                          (2,921,000)
     -----------------------------------------------------------
     Net unrealized appreciation                      $8,232,000
     -----------------------------------------------------------





--------------------------------------------------------------------------------
14  THREADNEEDLE ASIA PACIFIC FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements -- Valuation of securities.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as

--------------------------------------------------------------------------------
                    THREADNEEDLE ASIA PACIFIC FUND -- 2010 SEMIANNUAL REPORT  15

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of April 30, 2010:

                                               Fair value at April 30, 2010
                             ----------------------------------------------------------------
                                  Level 1           Level 2
                               quoted prices         other          Level 3
                                 in active        significant     significant
                                markets for       observable     unobservable
DESCRIPTION(a)               identical assets       inputs          inputs           Total
---------------------------------------------------------------------------------------------
Equity Securities
  Common Stocks(b)
    Airlines                            $--        $2,258,408         $--          $2,258,408
    Auto Components                      --         1,596,885          --           1,596,885
    Automobiles                          --         4,973,178          --           4,973,178
    Biotechnology                        --         1,100,174          --           1,100,174
    Capital Markets                      --         3,966,353          --           3,966,353
    Chemicals                            --         2,380,386          --           2,380,386
    Commercial Banks              1,645,524        29,054,154          --          30,699,678
    Communications
     Equipment                           --         1,838,314          --           1,838,314
    Computers &
     Peripherals                         --         2,525,011          --           2,525,011
    Construction &
     Engineering                         --         2,426,723          --           2,426,723
    Construction
     Materials                           --           626,533          --             626,533
    Distributors                         --         1,812,711          --           1,812,711
    Diversified Financial
     Services                            --         2,264,374          --           2,264,374
    Diversified
     Telecommunication
     Services                            --           990,414          --             990,414
    Electrical Equipment                 --         4,101,193          --           4,101,193
    Electronic Equipment,
     Instruments &
     Components                          --         6,910,061          --           6,910,061
    Food Products                        --         4,394,296          --           4,394,296
    Gas Utilities                        --         1,344,187          --           1,344,187
    Hotels, Restaurants &
     Leisure                             --         1,437,978          --           1,437,978
    Household Durables                   --         2,150,590          --           2,150,590
    Household Products                   --         1,321,540          --           1,321,540
    Industrial
     Conglomerates                       --         2,093,809          --           2,093,809
    Insurance                            --         6,198,781          --           6,198,781
    Internet Software &
     Services                            --         2,386,348          --           2,386,348
    Machinery                            --           790,439          --             790,439
    Metals & Mining                      --        11,941,166          --          11,941,166
    Multiline Retail                     --           929,809          --             929,809


--------------------------------------------------------------------------------
16  THREADNEEDLE ASIA PACIFIC FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                               Fair value at April 30, 2010
                             ----------------------------------------------------------------
                                  Level 1           Level 2
                               quoted prices         other          Level 3
                                 in active        significant     significant
                                markets for       observable     unobservable
DESCRIPTION(a)               identical assets       inputs          inputs           Total
---------------------------------------------------------------------------------------------
    Oil, Gas & Consumable
     Fuels                              $--        $9,913,854         $--          $9,913,854
    Personal Products                    --         1,418,013          --           1,418,013
    Real Estate
     Management &
     Development                         --         8,044,904          --           8,044,904
    Road & Rail                          --         1,442,128          --           1,442,128
    Semiconductors &
     Semiconductor
     Equipment                           --        11,063,003          --          11,063,003
    Specialty Retail                     --         1,332,917          --           1,332,917
    Textiles, Apparel &
     Luxury Goods                        --           569,336          --             569,336
    Wireless
     Telecommunication
     Services                            --         1,625,013          --           1,625,013
    All Other Industries          3,222,913                --          --           3,222,913
  Other                           3,570,119                --          --           3,570,119
---------------------------------------------------------------------------------------------
Total Equity Securities           8,438,556       139,222,983          --         147,661,539
---------------------------------------------------------------------------------------------
Other
  Exchange-Traded Funds                  --         1,416,200          --           1,416,200
  Affiliated Money Market
    Fund(c)                       4,383,869                --          --           4,383,869
  Investments of Cash
    Collateral Received
    for Securities on
    Loan                                 --         6,964,020          --           6,964,020
---------------------------------------------------------------------------------------------
Total Other                       4,383,869         8,380,220          --          12,764,089
---------------------------------------------------------------------------------------------
Investments in Securities        12,822,425       147,603,203          --         160,425,628
Other Financial
  Instruments(d)                         --             1,540          --               1,540
---------------------------------------------------------------------------------------------
Total                           $12,822,425      $147,604,743         $--        $160,427,168
---------------------------------------------------------------------------------------------


(a) See the Portfolio of Investments for all investment classifications not indicated in the table.
(b) Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading. Therefore, these investment securities were classified as Level 2 instead of Level 1.
(c) Money market fund that is a sweep investment for cash balances in the Fund at April 30, 2010.
(d) Other Financial Instruments are derivative instruments, which are valued at the unrealized appreciation (depreciation) on the instrument. Derivative descriptions are located in the Investments in Derivatives section of the Portfolio of Investments.



--------------------------------------------------------------------------------
                    THREADNEEDLE ASIA PACIFIC FUND -- 2010 SEMIANNUAL REPORT  17

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------



HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.221.2450.


--------------------------------------------------------------------------------
18  THREADNEEDLE ASIA PACIFIC FUND -- 2010 SEMIANNUAL REPORT

STATEMENT OF ASSETS AND LIABILITIES  -------------------------------------------
APRIL 30, 2010 (UNAUDITED)


ASSETS
Investments in securities, at value
  Unaffiliated issuers* (identified cost $140,846,605)             $149,077,739
  Affiliated money market fund (identified cost $4,383,869)           4,383,869
  Investments of cash collateral received for securities on loan
    (identified cost $6,964,020)                                      6,964,020
-------------------------------------------------------------------------------
Total investments in securities (identified cost $152,194,494)      160,425,628
Foreign currency holdings (identified cost $2,690,021)                2,701,335
Capital shares receivable                                             2,337,447
Dividends and accrued interest receivable                               171,992
Receivable for investment securities sold                                75,985
Unrealized appreciation on forward foreign currency contracts             1,540
-------------------------------------------------------------------------------
Total assets                                                        165,713,927
-------------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                                    5,673
Payable for investment securities purchased                           3,382,971
Payable upon return of securities loaned                              6,964,020
Accrued investment management services fees                               3,384
Accrued transfer agency fees                                                212
Accrued administrative services fees                                        338
Other accrued expenses                                                   77,813
-------------------------------------------------------------------------------
Total liabilities                                                    10,434,411
-------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                 $155,279,516
-------------------------------------------------------------------------------

REPRESENTED BY
Capital stock -- $.01 par value                                    $    125,158
Additional paid-in capital                                          146,152,710
Undistributed net investment income                                      12,382
Accumulated net realized gain (loss)                                    743,713
Unrealized appreciation (depreciation) on investments
  and on translation of assets and liabilities in foreign
  currencies                                                          8,245,553
-------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
  capital stock                                                    $155,279,516
-------------------------------------------------------------------------------
Shares outstanding                                                   12,515,810
-------------------------------------------------------------------------------
Net asset value per share of outstanding capital stock             $      12.41
-------------------------------------------------------------------------------
*Value of securities on loan                                       $  6,570,589
-------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                    THREADNEEDLE ASIA PACIFIC FUND -- 2010 SEMIANNUAL REPORT  19

STATEMENT OF OPERATIONS --------------------------------------------------------
SIX MONTHS ENDED APRIL 30, 2010 (UNAUDITED)


INVESTMENT INCOME
Income:
Dividends                                                          $  733,918
Interest                                                                   91
Income distributions from affiliated money market fund                  4,430
Income from securities lending -- net                                   1,681
  Less foreign taxes withheld                                         (92,464)
-----------------------------------------------------------------------------
Total income                                                          647,656
-----------------------------------------------------------------------------
Expenses:
Investment management services fees                                   394,116
Transfer agency fees                                                   25,512
Administrative services fees                                           40,819
Compensation of board members                                           1,780
Custodian fees                                                        112,310
Printing and postage                                                    9,100
Registration fees                                                      32,903
Professional fees                                                      17,421
Other                                                                   4,752
-----------------------------------------------------------------------------
Total expenses                                                        638,713
  Expenses waived/reimbursed by the Investment Manager and its
    affiliates                                                        (66,015)
-----------------------------------------------------------------------------
Total net expenses                                                    572,698
-----------------------------------------------------------------------------
Investment income (loss) -- net                                        74,958
-----------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
  Security transactions                                               721,149
  Foreign currency transactions                                        22,584
-----------------------------------------------------------------------------
Net realized gain (loss) on investments                               743,733
Net change in unrealized appreciation (depreciation) on
  investments
  and on translation of assets and liabilities in foreign
  currencies                                                        6,487,890
-----------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies               7,231,623
-----------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations    $7,306,581
-----------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
20  THREADNEEDLE ASIA PACIFIC FUND -- 2010 SEMIANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS --------------------------------------------


                                                    SIX MONTHS ENDED      YEAR ENDED
                                                      APRIL 30, 2010  OCT. 31, 2009*
                                                         (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                         $     74,958     $    45,374
Net realized gain (loss) on investments                      743,733          74,217
Net change in unrealized appreciation
  (depreciation) on investments and on translation
  of assets and liabilities in foreign currencies          6,487,890       1,757,330
------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                          7,306,581       1,876,921
------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income                                     (118,921)             --
  Net realized gain                                          (63,175)             --
------------------------------------------------------------------------------------
Total distributions                                         (182,096)             --
------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
Proceeds from sales                                      100,477,376      53,371,666
Reinvestment of distributions at net asset value              35,163              --
Payments for redemptions                                  (6,000,679)     (6,605,658)
------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital
  share transactions                                      94,511,860      46,766,008
------------------------------------------------------------------------------------
Total increase (decrease) in net assets                  101,636,345      48,642,929
Net assets at beginning of period                         53,643,171       5,000,242**
------------------------------------------------------------------------------------
Net assets at end of period                             $155,279,516     $53,643,171
------------------------------------------------------------------------------------
Undistributed net investment income                     $     12,382     $    56,345
------------------------------------------------------------------------------------


 * For the period from July 15, 2009 (when shares became publicly available) to Oct. 31, 2009.
** Initial capital of $5,000,000 was contributed on July 13, 2009. The Fund had an increase in net assets resulting from operations of $242 during the period from July 13, 2009 to July 15, 2009 (when shares became publicly available).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                    THREADNEEDLE ASIA PACIFIC FUND -- 2010 SEMIANNUAL REPORT  21

FINANCIAL HIGHLIGHTS -----------------------------------------------------------

The following table is intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

                                                   SIX MONTHS ENDED
CLASS R5                                            APRIL 30, 2010          YEAR ENDED
PER SHARE DATA                                        (UNAUDITED)        OCT. 31, 2009(a)
Net asset value, beginning of period                    $11.42                $10.00
-----------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .01                   .02
Net gains (losses) (both realized and
 unrealized)                                              1.01                  1.40
-----------------------------------------------------------------------------------------
Total from investment operations                          1.02                  1.42
-----------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.02)                   --
Distributions from realized gains                         (.01)                   --
-----------------------------------------------------------------------------------------
Total distributions                                       (.03)                   --
-----------------------------------------------------------------------------------------
Net asset value, end of period                          $12.41                $11.42
-----------------------------------------------------------------------------------------
TOTAL RETURN                                             8.94%                14.20%
-----------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                    1.25%(c)              1.67%(c)
-----------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                 1.12%(c)              1.15%(c)
-----------------------------------------------------------------------------------------
Net investment income (loss)                              .15%(c)               .47%(c)
-----------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                   $155                   $54
-----------------------------------------------------------------------------------------
Portfolio turnover rate                                    11%                    4%
-----------------------------------------------------------------------------------------


(a) For the period from July 15, 2009 (when shares became publicly available) to Oct. 31, 2009.
(b) Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c) Annualized.
(d) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
22  THREADNEEDLE ASIA PACIFIC FUND -- 2010 SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS --------------------------------------------------
(UNAUDITED AS OF APRIL 30, 2010)

1. ORGANIZATION

Threadneedle Asia Pacific Fund (the Fund) is a series of RiverSource International Series, Inc. (the Corporation) and is registered under the Investment Company Act of 1940, as amended (the 1940 Act) as a diversified, open-end management investment company. The Corporation has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Corporation's Board of Directors (the Board). The Fund invests primarily in securities of companies located in the Asian Pacific Region. On July 13, 2009, RiverSource Investments, LLC* (the Investment Manager), a subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), invested $5,000,000 in the Fund, which represented the initial capital at $10 per share. Shares of the Fund were first offered to the public on July 15, 2009.

The Fund offers only Class R5 shares which are offered without a front-end sales charge or contingent deferred sales charge to qualifying institutional investors.

* Effective May 1, 2010, RiverSource Investments, LLC is known as Columbia Management Investment Advisers, LLC.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES
All securities are valued at the close of business of the New York Stock Exchange (NYSE). Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price from the primary exchange. Debt securities are generally traded in the over-the-counter market and are valued by an independent pricing service using an evaluated bid. When market quotes are not readily available, the pricing service, in determining fair values of debt securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Board generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable,

--------------------------------------------------------------------------------
                    THREADNEEDLE ASIA PACIFIC FUND -- 2010 SEMIANNUAL REPORT  23

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial, as administrator to the Fund, will fair value foreign securities pursuant to procedures adopted by the Board, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates. Typically, those maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value. Investments in money market funds are valued at net asset value.

FOREIGN CURRENCY TRANSLATIONS
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the Statement of Operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. At April 30, 2010, foreign currency holdings consisted of multiple denominations, primarily Taiwan dollars.


--------------------------------------------------------------------------------
24  THREADNEEDLE ASIA PACIFIC FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


REPURCHASE AGREEMENTS
The Fund may enter into repurchase agreements. Generally, securities received as collateral subject to repurchase agreements are deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The market value of securities held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

ILLIQUID SECURITIES
At April 30, 2010, investments in securities included issues that are illiquid which the Fund currently limits to 15% of net assets, at market value, at the time of purchase. The aggregate value of such securities at April 30, 2010 was $1,042,622 representing 0.67% of net assets. Certain illiquid securities may be valued, in good faith, by management at fair value according to procedures approved by the Board. According to Board guidelines, certain unregistered securities are determined to be liquid and are not included within the 15% limitation specified above. Assets are liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the asset is valued by the Fund.

GUARANTEES AND INDEMNIFICATIONS
Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES
The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income (which includes net short-term capital gains) to shareholders. No provision for income or excise taxes is thus required.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all tax returns filed for the last three years.


--------------------------------------------------------------------------------
                    THREADNEEDLE ASIA PACIFIC FUND -- 2010 SEMIANNUAL REPORT  25

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

FOREIGN CAPITAL GAINS TAXES
Realized gains in certain countries may be subject to foreign taxes at the fund level, at rates ranging from approximately 10% to 15%. The Fund pays such foreign taxes on net realized gains at the appropriate rate for each jurisdiction.

RECENT ACCOUNTING PRONOUNCEMENT
On Jan. 21, 2010, the Financial Accounting Standards Board issued an Accounting Standards Update (the amendment), Fair Value Measurements and Disclosures (Topic
820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose the input and valuation techniques used to measure fair value for both recurring and non-recurring fair value measurements for Level 2 and Level 3 positions. The amendment also requires that transfers between all levels (including Level 1 and Level 2) be disclosed on a gross basis (i.e., transfers out must be disclosed separately from transfers in), and the reason(s) for the transfer. Additionally purchases, sales, issuances and settlements must be disclosed on a gross basis in the Level 3 rollforward. The effective date of the amendment is for interim and annual periods beginning after Dec. 15, 2009, however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after Dec. 15, 2010. At this time the Fund is evaluating the implications of the amendment and the impact to the financial statements.

DIVIDENDS TO SHAREHOLDERS
An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

OTHER
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

3. INVESTMENTS IN DERIVATIVES

The Fund may invest in certain derivative instruments, which are transactions whose values depend on or are derived from (in whole or in part) the value of one or more other assets, such as securities, currencies, commodities or indices. Such derivative instruments may be used to maintain cash reserves while


--------------------------------------------------------------------------------
26  THREADNEEDLE ASIA PACIFIC FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs, and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk, and credit risk. Investments in derivative instruments may expose the Fund to certain additional risks, including those detailed below.

FORWARD FOREIGN CURRENCY CONTRACTS
The Fund may enter into forward foreign currency contracts in connection with settling purchases or sales of securities, to hedge the currency exposure associated with some or all of the Fund's securities or as part of its investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily based upon foreign currency exchange rates from an independent pricing service and the change in value is recorded as unrealized appreciation or depreciation. The Fund will record a realized gain or loss when the forward foreign currency contract is closed.

The risks of forward foreign currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that the counterparty will not complete its contractual obligation, which may be in excess of the amount, if any, reflected in the Statement of Assets and Liabilities.

EFFECTS OF DERIVATIVE TRANSACTIONS ON THE FINANCIAL STATEMENTS
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions on the Fund's operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.


--------------------------------------------------------------------------------
                    THREADNEEDLE ASIA PACIFIC FUND -- 2010 SEMIANNUAL REPORT  27

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

FAIR VALUES OF DERIVATIVE INSTRUMENTS AT APRIL 30, 2010


                            ASSET DERIVATIVES                 LIABILITY DERIVATIVES
                     -------------------------------  -------------------------------------
                     STATEMENT OF ASSETS              STATEMENT OF ASSETS
RISK EXPOSURE          AND LIABILITIES                  AND LIABILITIES
CATEGORY                   LOCATION       FAIR VALUE        LOCATION       FAIR VALUE
-------------------------------------------------------------------------------------------
Foreign exchange     Unrealized
  contracts          appreciation on
                     forward foreign
                     currency contracts     $1,540    N/A                      N/A
-------------------------------------------------------------------------------------------
Total                                       $1,540                             N/A
-------------------------------------------------------------------------------------------


EFFECT OF DERIVATIVE INSTRUMENTS IN THE STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2010


      AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED IN INCOME
------------------------------------------------------------------------------
RISK EXPOSURE CATEGORY                FORWARD FOREIGN CURRENCY CONTRACTS
------------------------------------------------------------------------------
Foreign exchange contracts                          $18,458
------------------------------------------------------------------------------
Total                                               $18,458
------------------------------------------------------------------------------




 CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED IN
                                    INCOME
------------------------------------------------------------------------------
RISK EXPOSURE CATEGORY                FORWARD FOREIGN CURRENCY CONTRACTS
------------------------------------------------------------------------------
Foreign exchange contracts                          $1,540
------------------------------------------------------------------------------
Total                                               $1,540
------------------------------------------------------------------------------


VOLUME OF DERIVATIVE ACTIVITY
FORWARD FOREIGN CURRENCY CONTRACTS
The gross notional amount of contracts outstanding was approximately $289,000 at April 30, 2010. The monthly average gross notional amount for these contracts was $100,000 for the six months ended April 30, 2010. The fair value of such contracts on April 30, 2010 is set forth in the table above.

4. EXPENSES AND SALES CHARGES

INVESTMENT MANAGEMENT SERVICES FEES
Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.80% to 0.57% as the Fund's net assets increase. The fee may be adjusted upward or downward by a performance incentive adjustment determined monthly by measuring the percentage difference over a rolling 12-month period between the annualized performance of the Fund and the

--------------------------------------------------------------------------------
28  THREADNEEDLE ASIA PACIFIC FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


annualized performance of the MSCI All Country Asia Pacific Ex-Japan Index. In certain circumstances, the Board may approve a change in the index. The maximum adjustment is 0.12% per year. If the performance difference is less than 0.50%, the adjustment will be zero. The first adjustment was made on Feb. 1, 2010 and covered the six- month period beginning Aug. 1, 2009. The adjustment decreased the management fee by $14,074 for the six months ended April 30, 2010. The management fee for the six months ended April 30, 2010 was 0.77% of the Fund's average daily net assets, including the adjustment under the terms of the performance incentive arrangement.

SUBADVISORY AGREEMENT
The Investment Manager has a Subadvisory Agreement with Threadneedle International Limited (Threadneedle), an affiliate of the Investment Manager and an indirect wholly-owned subsidiary of Ameriprise Financial, to subadvise the assets of the Fund. The Investment Manager contracts with and compensates Threadneedle to manage the investment of the Fund's assets.

ADMINISTRATIVE SERVICES FEES
Under an Administrative Services Agreement, the Fund pays Ameriprise Financial an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.08% to 0.05% as the Fund's net assets increase. The fee for the six months ended April 30, 2010 was 0.08% of the Fund's average daily net assets.

OTHER FEES
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended April 30, 2010, other expenses paid to this company were $110.

COMPENSATION OF BOARD MEMBERS
Under a Deferred Compensation Plan (the Plan), the board members who are not "interested persons" of the Fund under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource, Seligman and Threadneedle funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the funds until distributed in accordance with the Plan.


--------------------------------------------------------------------------------
                    THREADNEEDLE ASIA PACIFIC FUND -- 2010 SEMIANNUAL REPORT  29

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

TRANSFER AGENCY FEES
Under a Transfer Agency Agreement, RiverSource Service Corporation* (the Transfer Agent) maintains Fund shareholder accounts and records and provides Fund shareholder services. The Fund pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets attributable to Class R5 shares. The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for the 12 month period from the date the account becomes inactive. These fees are included in the transfer agency fees in the Statement of Operations.

* Effective May 1, 2010, RiverSource Service Corporation is known as Columbia Management Investment Services Corp.

EXPENSES WAIVED/REIMBURSED BY THE INVESTMENT MANAGER AND ITS AFFILIATES
For the six months ended April 30, 2010, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds*), including the adjustment under the terms of a performance incentive arrangement, were 1.12% for Class R5.

The waived/reimbursed fees and expenses for the transfer agency fees at the class level were $25,512 for Class R5. The management fees waived/reimbursed at the Fund level were $40,503.

The Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses until Dec. 31, 2010, unless sooner terminated at the sole discretion of the Board, such that net expenses (excluding fees and expenses of acquired funds*), before giving effect to any performance incentive adjustment, will not exceed 1.15% for Class R5 of the class average daily net assets.

* In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $102,989,773 and $10,855,325, respectively, for the six months ended April 30, 2010. Realized gains and losses are determined on an identified cost basis.


--------------------------------------------------------------------------------
30  THREADNEEDLE ASIA PACIFIC FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


6. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                      SIX MONTHS ENDED     YEAR ENDED
CLASS R5                               APRIL 30, 2010   OCT. 31, 2009**
-----------------------------------------------------------------------
Sold                                      8,312,327        4,759,574
Reinvested distributions                      2,965               --
Redeemed                                   (497,961)        (561,095)
-----------------------------------------------------------------------
Net increase (decrease)                   7,817,331        4,198,479
-----------------------------------------------------------------------


** For the period from July 15, 2009 (when shares became publicly available) to Oct. 31, 2009.

7. LENDING OF PORTFOLIO SECURITIES

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, National Association (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned. At April 30, 2010, securities valued at $6,570,589 were on loan, secured by cash collateral of $6,964,020 invested in short-term securities or in cash equivalents.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower's failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of

--------------------------------------------------------------------------------
                    THREADNEEDLE ASIA PACIFIC FUND -- 2010 SEMIANNUAL REPORT  31

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income of $1,681 earned from securities lending for the six months ended April 30, 2010 is included in the Statement of Operations. The Fund also continues to earn interest and dividends on the securities loaned.

8. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of RiverSource, Seligman and Threadneedle funds and other institutional clients of the Investment Manager. The cost of the Fund's purchases and proceeds from sales of shares of RiverSource Short-Term Cash Fund aggregated $47,233,020 and $45,734,098, respectively, for the six months ended April 30, 2010. The income distributions received with respect to the Fund's investment in RiverSource Short-Term Cash Fund can be found in the Statement of Operations and the Fund's invested balance in RiverSource Short-Term Cash Fund at April 30, 2010, can be found in the Portfolio of Investments.

9. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other RiverSource, Seligman and Threadneedle funds, severally and not jointly, permits collective borrowings up to $300 million. The borrowers shall have the right, upon written notice to the Administrative Agent to request an increase of up to $200 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility shall at no time exceed $500 million. Participation in such increase by any existing lender shall be at such lender's sole discretion. Interest is charged to each Fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum, in addition to an upfront fee equal to its pro rata share of 0.04% of the amount of the credit facility. The Fund had no borrowings during the six months ended April 30, 2010.


--------------------------------------------------------------------------------
32  THREADNEEDLE ASIA PACIFIC FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


10. FEDERAL TAX INFORMATION

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of foreign currency transactions and foreign tax credits. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

11. RISKS RELATING TO CERTAIN INVESTMENTS

FOREIGN/EMERGING MARKETS RISK
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks.

ASIAN PACIFIC REGION RISK
Many of the countries in the Asian Pacific Region are developing both politically and economically, and may have relatively unstable governments and economies based on a limited number of commodities or industries. Securities markets in the Asian Pacific Region are smaller and have a lower trading volume than those in the United States, which may result in the securities of some companies in the Asian Pacific Region being less liquid than similar U.S. or other foreign securities. Some currencies in the Asian Pacific Region are more volatile than the U.S. dollar and some countries in the Asian Pacific Region have restricted the flow of money in and out of the country.

GEOGRAPHIC CONCENTRATION RISK
Because the Fund concentrates its investments in the Asian Pacific Region, the Fund may be particularly susceptible to economic, political or regulatory events affecting companies and countries within the Asian Pacific Region. Currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. As a result, the Fund may be more volatile than a more geographically diversified fund. If securities of companies in the Asian Pacific Region fall out of favor, it may cause the Fund to underperform funds that do not concentrate in a single region of the world.


--------------------------------------------------------------------------------
                    THREADNEEDLE ASIA PACIFIC FUND -- 2010 SEMIANNUAL REPORT  33

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

12. SUBSEQUENT EVENTS

Management has evaluated Fund related events and transactions that occurred during the period from the date of the Statement of Assets and Liabilities through the date of issuance of the Fund's financial statements. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Fund's financial statements.

13. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit's decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with

--------------------------------------------------------------------------------
34  THREADNEEDLE ASIA PACIFIC FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


--------------------------------------------------------------------------------
                    THREADNEEDLE ASIA PACIFIC FUND -- 2010 SEMIANNUAL REPORT  35

PROXY VOTING  ------------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.221.2450; contacting your financial intermediary; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.


--------------------------------------------------------------------------------
36  THREADNEEDLE ASIA PACIFIC FUND -- 2010 SEMIANNUAL REPORT

THREADNEEDLE ASIA PACIFIC FUND
734 Ameriprise Financial Center
Minneapolis, MN 55474

RIVERSOURCE.COM/FUNDS


                                This report must be accompanied or preceded by the Fund's
                                current prospectus. Threadneedle(R) mutual funds are
                                distributed by Columbia Management Investment Distributors,
                                Inc. (formerly known as RiverSource Fund Distributors,
                                Inc.), member FINRA and managed by Columbia Management
                                Investment Advisers, LLC (formerly known as RiverSource
                                Investments, LLC). Threadneedle mutual funds are subadvised by Threadneedle International Limited, an affiliate of
                                Columbia Management.
                                (C)2010 Columbia Management Investment Advisers, LLC. All
(COLUMBIA MANAGEMENT LOGO)      rights reserved.                                                   S-6533 A (6/10)

Semiannual Report

                                                      (COLUMBIA MANAGEMENT LOGO)

THREADNEEDLE
EUROPEAN EQUITY FUND

--------------------------------------------------------------------------------

SEMIANNUAL REPORT FOR THE PERIOD ENDED
APRIL 30, 2010

THREADNEEDLE EUROPEAN EQUITY FUND SEEKS TO PROVIDE SHAREHOLDERS WITH CAPITAL APPRECIATION.

 NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

TABLE OF CONTENTS --------------------------------------------------------------


Your Fund at a Glance..............    3

Fund Expenses Example..............    7

Portfolio of Investments...........    9

Statement of Assets and
  Liabilities......................   17

Statement of Operations............   18

Statements of Changes in Net
  Assets...........................   19

Financial Highlights...............   20

Notes to Financial Statements......   25

Approval of Investment Management
  Services Agreement...............   40

Proxy Voting.......................   43




--------------------------------------------------------------------------------
2  THREADNEEDLE EUROPEAN EQUITY FUND -- 2010 SEMIANNUAL REPORT

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

FUND SUMMARY
--------------------------------------------------------------------------------

> Threadneedle European Equity Fund (the Fund) Class A shares gained 3.60%
  (excluding sales charge) for the six months ended April 30, 2010.

> The Fund outperformed its benchmark, the Morgan Stanley Capital International
  (MSCI) Europe Index (MSCI Europe Index), which advanced 0.06% for the six-month period.

> The Fund also outperformed its peer group, as represented by the Lipper
  European Funds Index, which increased 3.29% for the same time frame.

ANNUALIZED TOTAL RETURNS (for period ended April 30, 2010)
--------------------------------------------------------------------------------


                                                                   SINCE
                                                                 INCEPTION
                           6 MONTHS*   1 YEAR  3 YEARS  5 YEARS   6/26/00
--------------------------------------------------------------------------
Threadneedle European
  Equity Fund Class A
  (excluding sales
  charge)                    +3.60%   +34.26%   -6.28%   +6.26%    +1.05%
--------------------------------------------------------------------------
MSCI Europe Index(1)
  (unmanaged)                +0.06%   +34.10%   -9.98%   +3.99%    +2.36%
--------------------------------------------------------------------------
Lipper European Funds
  Index(2)                   +3.29%   +36.41%   -8.66%   +5.80%    +2.84%
--------------------------------------------------------------------------



* Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting riversource.com/funds or calling 800.221.2450.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in fees and expenses. The Fund's returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.


--------------------------------------------------------------------------------
                  THREADNEEDLE EUROPEAN EQUITY FUND -- 2010 SEMIANNUAL REPORT  3

YOUR FUND AT A GLANCE (continued) ----------------------------------------------

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes. It is not possible to invest directly in an index.

(1) The Morgan Stanley Capital International (MSCI) Europe Index, compiled by MSCI in Geneva, is an unmanaged market-capitalization-weighted index of equity securities from various European countries. Income is included. The index reflects reinvestment of all distributions and changes in market prices.
(2) The Lipper European Funds Index includes the 30 largest European funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment.

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT APRIL 30, 2010
                                                                    SINCE
Without sales charge        6 MONTHS*   1 YEAR  3 YEARS  5 YEARS  INCEPTION
Class A (inception
  6/26/00)                    +3.60%   +34.26%   -6.28%   +6.26%    +1.05%
---------------------------------------------------------------------------
Class B (inception
  6/26/00)                    +3.06%   +33.10%   -7.01%   +5.45%    +0.27%
---------------------------------------------------------------------------
Class C (inception
  6/26/00)                    +2.98%   +33.15%   -7.01%   +5.45%    +0.27%
---------------------------------------------------------------------------
Class I (inception
  7/15/04)                    +3.58%   +34.59%   -5.85%   +6.74%    +8.14%
---------------------------------------------------------------------------
Class R4 (inception
  6/26/00)                    +3.52%   +34.52%   -5.97%   +6.58%    +1.27%
---------------------------------------------------------------------------

With sales charge
Class A (inception
  6/26/00)                    -2.35%   +26.54%   -8.11%   +5.00%    +0.44%
---------------------------------------------------------------------------
Class B (inception
  6/26/00)                    -1.94%   +28.10%   -7.94%   +5.12%    +0.27%
---------------------------------------------------------------------------
Class C (inception
  6/26/00)                    +1.98%   +32.15%   -7.01%   +5.45%    +0.27%
---------------------------------------------------------------------------



Class A share performance reflects the maximum initial sales charge of 5.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second year 4%; third and fourth years 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class I and Class R4 shares. Class I and Class R4 shares are available to qualifying institutional investors only.

* Not annualized.


--------------------------------------------------------------------------------
4  THREADNEEDLE EUROPEAN EQUITY FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

MORNINGSTAR STYLE BOX(TM)
--------------------------------------------------------------------------------



      Equity Style
Value    Blend   Growth
                    X     Large
                          Medium   Size
                          Small



The Morningstar Style Box(TM) reveals a fund's investment strategy. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.


International investing involves increased risk and volatility due to potential political and economic instability, currency fluctuations, and differences in financial reporting and accounting standards and oversight. Risks are particularly significant in emerging markets.

(C)2010 Morningstar, Inc. All rights reserved. The information contained herein is proprietary to Morningstar and/or its content providers, may not be copied or distributed and is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results.


--------------------------------------------------------------------------------
                  THREADNEEDLE EUROPEAN EQUITY FUND -- 2010 SEMIANNUAL REPORT  5

YOUR FUND AT A GLANCE (continued) ----------------------------------------------

COUNTRY BREAKDOWN(1) (at April 30, 2010)
---------------------------------------------------------------------

Australia                                   0.8%
------------------------------------------------
Belgium                                     4.4%
------------------------------------------------
Denmark                                     2.4%
------------------------------------------------
Finland                                     1.6%
------------------------------------------------
France                                     12.0%
------------------------------------------------
Germany                                     9.2%
------------------------------------------------
Ireland                                     2.0%
------------------------------------------------
Italy                                       1.2%
------------------------------------------------
Netherlands                                 4.4%
------------------------------------------------
Portugal                                    0.4%
------------------------------------------------
Spain                                       1.0%
------------------------------------------------
Sweden                                      4.7%
------------------------------------------------
Switzerland                                15.6%
------------------------------------------------
Turkey                                      2.0%
------------------------------------------------
United Kingdom                             38.3%
------------------------------------------------
Other(2)                                     --%*
------------------------------------------------


*   Rounds to less than 0.01%.

(1) Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund's composition is subject to change.
(2) Cash & Cash Equivalents.

TOP TEN HOLDINGS(1) (at April 30, 2010)
---------------------------------------------------------------------

Nestle SA (Switzerland)                       4.3%
-------------------------------------------------
Rio Tinto PLC (United Kingdom)                3.2%
-------------------------------------------------
Standard Chartered PLC (United Kingdom)       3.0%
-------------------------------------------------
BG Group PLC (United Kingdom)                 2.8%
-------------------------------------------------
Roche Holding AG (Switzerland)                2.8%
-------------------------------------------------
Fresenius Medical Care AG & Co., KGaA         2.6%
  (Germany)
-------------------------------------------------
Credit Suisse Group AG (Switzerland)          2.5%
-------------------------------------------------
Barclays PLC (United Kingdom)                 2.4%
-------------------------------------------------
Admiral Group PLC (United Kingdom)            2.3%
-------------------------------------------------
Reckitt Benckiser Group PLC (United           2.2%
  Kingdom)
-------------------------------------------------


(1) Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan and Cash & Cash Equivalents).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
6  THREADNEEDLE EUROPEAN EQUITY FUND -- 2010 SEMIANNUAL REPORT

FUND EXPENSES EXAMPLE ----------------------------------------------------------
(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments; and (ii) ongoing costs, which may include management fees; distribution and service (Rule 12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the ongoing expenses of any funds in which the Fund invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the ongoing expenses charged by acquired funds using the expense ratio of each of the acquired funds as of the acquired fund's most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended April 30, 2010.

ACTUAL EXPENSES
The first line of the table provides information about actual account values and actual expenses for each class. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for each class and an assumed rate of return of 5% per year before expenses, which is not the actual return for the class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


--------------------------------------------------------------------------------
                  THREADNEEDLE EUROPEAN EQUITY FUND -- 2010 SEMIANNUAL REPORT  7

FUND EXPENSES EXAMPLE (continued) ----------------------------------------------

                                  BEGINNING        ENDING         EXPENSES
                                ACCOUNT VALUE   ACCOUNT VALUE   PAID DURING     ANNUALIZED
                                 NOV. 1, 2009  APRIL 30, 2010  THE PERIOD(a)  EXPENSE RATIO
-------------------------------------------------------------------------------------------
Class A
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $1,036.00        $ 6.75         1.33%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,018.30        $ 6.69         1.33%
-------------------------------------------------------------------------------------------

Class B
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $1,030.60        $10.63         2.10%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,014.46        $10.55         2.10%
-------------------------------------------------------------------------------------------

Class C
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $1,029.80        $10.53         2.08%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,014.56        $10.45         2.08%
-------------------------------------------------------------------------------------------

Class I
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $1,035.80        $ 4.47          .88%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,020.54        $ 4.43          .88%
-------------------------------------------------------------------------------------------

Class R4
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $1,035.20        $ 5.99         1.18%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,019.05        $ 5.94         1.18%
-------------------------------------------------------------------------------------------



(a) Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(b) Based on the actual return for the six months ended April 30, 2010: +3.60% for Class A, +3.06% for Class B, +2.98% for Class C, +3.58% for Class I and +3.52% for Class R4.


--------------------------------------------------------------------------------
8  THREADNEEDLE EUROPEAN EQUITY FUND -- 2010 SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

APRIL 30, 2010 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


COMMON STOCKS (98.1%)(c)
ISSUER                                                 SHARES                VALUE(a)
AUSTRALIA (0.8%)
Centamin Egypt Ltd.                                   280,229(b)             $567,420
-------------------------------------------------------------------------------------

BELGIUM (4.3%)
Anheuser-Busch InBev NV                                27,311(d)            1,324,750
Colruyt SA                                              5,682               1,398,863
Umicore                                                 9,892                 361,665
                                                                      ---------------
Total                                                                       3,085,278
-------------------------------------------------------------------------------------

DENMARK (2.3%)
FLSmidth & Co. A/S                                      7,660(d)              577,175
Novo Nordisk A/S, Series B                             13,145               1,081,552
                                                                      ---------------
Total                                                                       1,658,727
-------------------------------------------------------------------------------------

FINLAND (1.5%)
Outotec OYJ                                            29,436(d)            1,099,963
-------------------------------------------------------------------------------------

FRANCE (11.8%)
Accor SA                                               21,841               1,247,815
BNP Paribas                                            20,178               1,385,794
Cie Generale des Etablissements Michelin,
 Series B                                               4,443                 324,554
Legrand SA                                             31,788               1,034,924
LVMH Moet Hennessy Louis Vuitton SA                    12,068               1,388,644
Pernod-Ricard SA                                        9,020                 767,342
Publicis Groupe SA                                     25,489(d)            1,124,507
Safran SA                                              42,640               1,083,269
                                                                      ---------------
Total                                                                       8,356,849
-------------------------------------------------------------------------------------

GERMANY (9.0%)
Aixtron AG                                             19,489(d)              615,757
Fresenius Medical Care AG & Co., KGaA                  32,985(d)            1,787,488
Linde AG                                                8,104(d)              968,188
MAN SE                                                  7,875                 739,599
SAP AG                                                 18,347                 875,946
ThyssenKrupp AG                                        17,110                 556,306
Volkswagen AG                                           9,303                 889,523
                                                                      ---------------
Total                                                                       6,432,807
-------------------------------------------------------------------------------------

IRELAND (2.0%)
C&C Group PLC                                         147,602                 706,135
Shire PLC                                              32,812                 722,764
                                                                      ---------------
Total                                                                       1,428,899
-------------------------------------------------------------------------------------

ITALY (1.1%)
Saipem SpA                                             21,556                 804,840
-------------------------------------------------------------------------------------

NETHERLANDS (4.4%)
ASML Holding NV                                        23,618                 774,860
ING Groep NV                                           77,443(b)              683,460
Koninklijke Philips Electronics NV                     21,618                 725,832
Koninklijke Vopak NV                                   11,176                 916,569
                                                                      ---------------
Total                                                                       3,100,721
-------------------------------------------------------------------------------------

PORTUGAL (0.4%)
Jeronimo Martins SGPS SA                               27,869                 288,340
-------------------------------------------------------------------------------------

SPAIN (1.0%)
Inditex SA                                             11,091                 686,380
-------------------------------------------------------------------------------------

SWEDEN (4.6%)
Assa Abloy AB, Series B                                33,452                 771,498
Atlas Copco AB, Series A                               44,532(d)              716,435
Autoliv, Inc., SDR                                     14,851(b,d)            818,858
Swedish Match AB                                       41,854(d)              949,052
                                                                      ---------------
Total                                                                       3,255,843
-------------------------------------------------------------------------------------

SWITZERLAND (15.3%)
Credit Suisse Group AG                                 38,735               1,777,933
Nestle SA                                              61,675               3,017,955
Roche Holding AG                                       12,361               1,951,759
Sika AG                                                   487                 865,040
Sonova Holding AG                                       3,991                 494,761
Syngenta AG                                             2,843                 720,364
Temenos Group AG                                       21,152(b,d)            575,292
The Swatch Group AG                                    15,859                 864,837
Xstrata PLC                                            37,079                 608,219
                                                                      ---------------
Total                                                                      10,876,160
-------------------------------------------------------------------------------------


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                  THREADNEEDLE EUROPEAN EQUITY FUND -- 2010 SEMIANNUAL REPORT  9

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

TURKEY (2.0%)
BIM Birlesik Magazalar AS                              12,333                $690,287
Turkiye Garanti Bankasi AS                            144,832                 702,587
                                                                      ---------------
Total                                                                       1,392,874
-------------------------------------------------------------------------------------

UNITED KINGDOM (37.6%)
Admiral Group PLC                                      81,103               1,626,533
Aggreko PLC                                            67,577               1,258,731
ARM Holdings PLC                                      172,033                 663,511
Barclays PLC                                          322,885               1,658,543
BG Group PLC                                          115,941               1,959,641
British American Tobacco PLC                           31,567                 992,579
Burberry Group PLC                                    134,028               1,372,661
Cairn Energy PLC                                      110,420(b)              673,848
Carnival PLC                                           14,293                 619,142
Carphone Warehouse Group PLC                           60,482(b)              178,829
easyJet PLC                                            83,610(b)              600,851
Hargreaves Lansdown PLC                               118,260                 637,032
HSBC Holdings PLC                                     141,782               1,443,634
IG Group Holdings PLC                                  88,011                 545,762
Invensys PLC                                          114,562                 589,976
Lloyds Banking Group PLC                              822,940(b)              823,318
Lonmin PLC                                             26,205(b)              757,055
Pearson PLC                                            74,893               1,196,822
Prudential PLC                                         70,337                 617,495
Reckitt Benckiser Group PLC                            29,732               1,544,462
Rio Tinto PLC                                          42,863               2,215,961
Standard Chartered PLC                                 79,001               2,107,240
The Weir Group PLC                                     51,722                 776,431
Tullow Oil PLC                                         67,984               1,183,998
Whitbread PLC                                          28,234                 659,782
                                                                      ---------------
Total                                                                      26,703,837
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $62,985,986)                                                       $69,738,938
-------------------------------------------------------------------------------------



MONEY MARKET FUND (--%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.21%                 1,764(e)               $1,764
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $1,764)                                                                 $1,764
-------------------------------------------------------------------------------------





INVESTMENTS OF CASH COLLATERAL RECEIVED
FOR SECURITIES ON LOAN (11.9%)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)
REPURCHASE AGREEMENTS(F)
Goldman Sachs
 dated 04-30-10, matures 05-03-10,
 repurchase price
 $3,445,300                          0.19%           $3,445,246            $3,445,246
 $5,000,104                          0.25             5,000,000             5,000,000
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN
(Cost: $8,445,246)                                                         $8,445,246
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $71,432,996)(g)                                                    $78,185,948
=====================================================================================




SUMMARY OF INVESTMENTS IN SECURITIES BY INDUSTRY


The following table represents the portfolio investments of the Fund by industry classifications as a percentage of net assets at April 30, 2010:


                                        PERCENTAGE OF
INDUSTRY                                  NET ASSETS         VALUE(a)
-----------------------------------------------------------------------
Aerospace & Defense                           1.5%           $1,083,269
Airlines                                      0.8               600,851
Auto Components                               1.6             1,143,412


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
10  THREADNEEDLE EUROPEAN EQUITY FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

SUMMARY OF INVESTMENTS IN SECURITIES
BY INDUSTRY (CONTINUED)


                                        PERCENTAGE OF
INDUSTRY                                  NET ASSETS         VALUE(a)
-----------------------------------------------------------------------
Automobiles                                   1.3%             $889,523
Beverages                                     3.9             2,798,227
Building Products                             1.1               771,498
Capital Markets                               3.4             2,414,965
Chemicals                                     4.1             2,915,257
Commercial Banks                             11.4             8,121,116
Commercial Services & Supplies                1.8             1,258,731
Construction & Engineering                    2.4             1,677,138
Diversified Financial Services                1.7             1,229,222
Electrical Equipment                          1.5             1,034,924
Energy Equipment & Services                   1.1               804,840
Food & Staples Retailing                      3.3             2,377,490
Food Products                                 4.2             3,017,955
Health Care Equipment & Supplies              0.7               494,761
Health Care Providers & Services              2.5             1,787,488
Hotels, Restaurants & Leisure                 3.6             2,526,739
Household Products                            2.2             1,544,462
Industrial Conglomerates                      1.0               725,832
Insurance                                     3.1             2,244,028
Machinery                                     4.0             2,822,441
Media                                         3.3             2,321,329
Metals & Mining                               6.6             4,704,961
Oil, Gas & Consumable Fuels                   5.4             3,817,487
Pharmaceuticals                               5.3             3,756,075
Semiconductors & Semiconductor                                2,054,128
  Equipment                                   2.9
Software                                      2.0             1,451,238
Specialty Retail                              1.2               865,209
Textiles, Apparel & Luxury Goods              5.1             3,626,142
Tobacco                                       2.7             1,941,631
Transportation Infrastructure                 1.3               916,569
Other(1)                                     11.9             8,447,010
-----------------------------------------------------------------------
Total                                                       $78,185,948
-----------------------------------------------------------------------


(1) Cash & Cash Equivalents.

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                 THREADNEEDLE EUROPEAN EQUITY FUND -- 2010 SEMIANNUAL REPORT  11

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

INVESTMENTS IN DERIVATIVES

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT APRIL 30, 2010



                            CURRENCY TO     CURRENCY TO    UNREALIZED     UNREALIZED
EXCHANGE DATE               BE DELIVERED    BE RECEIVED   APPRECIATION   DEPRECIATION
-------------------------------------------------------------------------------------
May 4, 2010                       90,000        137,133         $--             $(567)
                           British Pound    U.S. Dollar
-------------------------------------------------------------------------------------
May 4, 2010                      150,453        846,000         888                --
                             U.S. Dollar   Danish Krone
-------------------------------------------------------------------------------------
May 5, 2010                      104,306        583,000          --               (12)
                             U.S. Dollar   Danish Krone
-------------------------------------------------------------------------------------
Total                                                          $888             $(579)
-------------------------------------------------------------------------------------



NOTES TO PORTFOLIO OF INVESTMENTS



     SDR  --   Swedish Depositary Receipt



(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b)  Non-income producing.

(c)  Foreign security values are stated in U.S. dollars.

(d) At April 30, 2010, security was partially or fully on loan. See Note 7 to the financial statements.

(e) Affiliated Money Market Fund -- See Note 8 to the financial statements. The rate shown is the seven-day current annualized yield at April 30, 2010.

(f) The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The market value of securities held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.


GOLDMAN SACHS (0.19%)

SECURITY DESCRIPTION                              VALUE(a)
-----------------------------------------------------------
Fannie Mae Pool                                  $2,526,660
Freddie Mac Gold Pool                               851,474
Freddie Mac Non Gold Pool                           136,017
-----------------------------------------------------------
Total market value of collateral securities      $3,514,151
-----------------------------------------------------------




--------------------------------------------------------------------------------
12  THREADNEEDLE EUROPEAN EQUITY FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

NOTES TO PORTFOLIO OF
INVESTMENTS (CONTINUED)



GOLDMAN SACHS (0.25%)

SECURITY DESCRIPTION                              VALUE(a)
-----------------------------------------------------------
Allied Irish Banks PLC/New York NY                 $763,158
Banco Bilbao Vizcaya Argentaria/NY                   27,622
Bank of Nova Scotia                                   1,687
BNP Paribas NY                                      582,063
Calyon NY                                            38,985
Credit Agricole Corporate and Investment
  Bank/New York                                     382,684
Dexia Credit Local NY                               424,893
DnB NOR Bank                                          3,439
Natixis/New York NY                               1,368,599
Nordea Bank Finland PLC                             114,336
Rabobank Nederland NV/NY                            189,474
Royal Bank of Scotland PLC/Greenwich CT              36,353
Sanpaolo IMI SpA/New York                            11,575
Societe Generale NY                                 168,421
Standard Chartered Banking                          230,150
Sumitomo Mitsui Banking Corp/New York               499,999
Svenska Handelsbanken/New York NY                    16,395
Toronto Dominion Bank/NY                            373,684
UBS AG Stamford                                      16,483
-----------------------------------------------------------
Total market value of collateral securities      $5,250,000
-----------------------------------------------------------



(g) At April 30, 2010, the cost of securities for federal income tax purposes was approximately $71,433,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                         $7,722,000
     Unrealized depreciation                           (969,000)
     ----------------------------------------------------------
     Net unrealized appreciation                     $6,753,000
     ----------------------------------------------------------





--------------------------------------------------------------------------------
                 THREADNEEDLE EUROPEAN EQUITY FUND -- 2010 SEMIANNUAL REPORT  13

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements -- Valuation of securities.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as

--------------------------------------------------------------------------------
14  THREADNEEDLE EUROPEAN EQUITY FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of April 30, 2010:

                                              FAIR VALUE AT APRIL 30, 2010
                             --------------------------------------------------------------
                                  LEVEL 1          LEVEL 2
                               QUOTED PRICES        OTHER          LEVEL 3
                                 IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION(A)               IDENTICAL ASSETS       INPUTS         INPUTS          TOTAL
-------------------------------------------------------------------------------------------
Equity Securities
  Common Stocks(b)
    Aerospace & Defense               $--         $1,083,269         $--         $1,083,269
    Airlines                           --            600,851          --            600,851
    Auto Components               324,554            818,858          --          1,143,412
    Automobiles                        --            889,523          --            889,523
    Beverages                          --          2,798,227          --          2,798,227
    Building Products                  --            771,498          --            771,498
    Capital Markets                    --          2,414,965          --          2,414,965
    Chemicals                          --          2,915,257          --          2,915,257
    Commercial Banks                   --          8,121,116          --          8,121,116
    Commercial Services &
     Supplies                          --          1,258,731          --          1,258,731
    Construction &
     Engineering                       --          1,677,138          --          1,677,138
    Diversified Financial
     Services                          --          1,229,222          --          1,229,222
    Electrical Equipment               --          1,034,924          --          1,034,924
    Energy Equipment &
     Services                          --            804,840          --            804,840
    Food & Staples
     Retailing                         --          2,377,490          --          2,377,490
    Food Products                      --          3,017,955          --          3,017,955
    Health Care Equipment
     & Supplies                        --            494,761          --            494,761
    Health Care Providers
     & Services                        --          1,787,488          --          1,787,488
    Hotels, Restaurants &
     Leisure                           --          2,526,739          --          2,526,739
    Household Products                 --          1,544,462          --          1,544,462
    Industrial
     Conglomerates                     --            725,832          --            725,832
    Insurance                          --          2,244,028          --          2,244,028
    Machinery                          --          2,822,441          --          2,822,441
    Media                              --          2,321,329          --          2,321,329
    Metals & Mining                    --          4,704,961          --          4,704,961
    Oil, Gas & Consumable
     Fuels                             --          3,817,487          --          3,817,487
    Pharmaceuticals                    --          3,756,075          --          3,756,075


--------------------------------------------------------------------------------
                 THREADNEEDLE EUROPEAN EQUITY FUND -- 2010 SEMIANNUAL REPORT  15

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

                                              FAIR VALUE AT APRIL 30, 2010
                             --------------------------------------------------------------
                                  LEVEL 1          LEVEL 2
                               QUOTED PRICES        OTHER          LEVEL 3
                                 IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION(A)               IDENTICAL ASSETS       INPUTS         INPUTS          TOTAL
-------------------------------------------------------------------------------------------
    Semiconductors &
     Semiconductor
     Equipment                        $--         $2,054,128         $--         $2,054,128
    Software                           --          1,451,238          --          1,451,238
    Specialty Retail                   --            865,209          --            865,209
    Textiles, Apparel &
     Luxury Goods                      --          3,626,142          --          3,626,142
    Tobacco                            --          1,941,631          --          1,941,631
    Transportation
     Infrastructure                    --            916,569          --            916,569
-------------------------------------------------------------------------------------------

Total Equity Securities           324,554         69,414,384          --         69,738,938
-------------------------------------------------------------------------------------------

Other
  Affiliated Money Market
    Fund(c)                         1,764                 --          --              1,764
  Investments of Cash
    Collateral Received
    for Securities on
    Loan                               --          8,445,246          --          8,445,246
-------------------------------------------------------------------------------------------
Total Other                         1,764          8,445,246          --          8,447,010
-------------------------------------------------------------------------------------------
Investments in Securities         326,318         77,859,630          --         78,185,948
Other Financial
  Instruments(d)                       --                309          --                309
-------------------------------------------------------------------------------------------
Total                            $326,318        $77,859,939         $--        $78,186,257
-------------------------------------------------------------------------------------------


(a) See the Portfolio of Investments for all investment classifications not indicated in the table.
(b) Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading. Therefore, these investment securities were classified as Level 2 instead of Level 1.
(c) Money market fund that is a sweep investment for cash balances in the Fund at April 30, 2010.
(d) Other Financial Instruments are derivative instruments, which are valued at the unrealized appreciation (depreciation) on the instrument. Derivative descriptions are located in the Investments in Derivatives section of the Portfolio of Investments.



HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.221.2450.


--------------------------------------------------------------------------------
16  THREADNEEDLE EUROPEAN EQUITY FUND -- 2010 SEMIANNUAL REPORT

STATEMENT OF ASSETS AND LIABILITIES --------------------------------------------
APRIL 30, 2010 (UNAUDITED)


ASSETS
Investments in securities, at value
  Unaffiliated issuers* (identified cost $62,985,986)              $ 69,738,938
  Affiliated money market fund (identified cost $1,764)                   1,764
  Investments of cash collateral received for securities on loan
    (identified cost $8,445,246)                                      8,445,246
-------------------------------------------------------------------------------
Total investments in securities (identified cost $71,432,996)        78,185,948
Foreign currency holdings (identified cost $2,266)                        2,270
Capital shares receivable                                               197,782
Dividends and accrued interest receivable                               269,884
Receivable for investment securities sold                             3,686,255
Reclaims receivable                                                     161,202
Unrealized appreciation on forward foreign currency contracts               888
-------------------------------------------------------------------------------
Total assets                                                         82,504,229
-------------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                                  105,867
Payable for investment securities purchased                           2,783,538
Payable upon return of securities loaned                              8,445,246
Unrealized depreciation on forward foreign currency contracts               579
Accrued investment management services fees                               1,579
Accrued distribution fees                                                   642
Accrued transfer agency fees                                                583
Accrued administrative services fees                                        158
Other accrued expenses                                                   46,927
-------------------------------------------------------------------------------
Total liabilities                                                    11,385,119
-------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                 $ 71,119,110
-------------------------------------------------------------------------------

REPRESENTED BY
Capital stock -- $.01 par value                                    $    143,469
Additional paid-in capital                                          105,343,556
Undistributed net investment income                                     222,767
Accumulated net realized gain (loss)                                (41,346,464)
Unrealized appreciation (depreciation) on investments
  and on translation of assets and liabilities in foreign
  currencies                                                          6,755,782
-------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
  capital stock                                                    $ 71,119,110
-------------------------------------------------------------------------------
*Value of securities on loan                                       $  8,080,463
-------------------------------------------------------------------------------



NET ASSET VALUE PER SHARE
                        NET ASSETS   SHARES OUTSTANDING   NET ASSET VALUE PER SHARE
Class A                $63,947,995           12,898,370                       $4.96(1)
Class B                $ 5,861,977            1,182,015                       $4.96
Class C                $ 1,282,793              261,209                       $4.91
Class I                $     6,605                1,336                       $4.94
Class R4               $    19,740                3,989                       $4.95
-----------------------------------------------------------------------------------



(1) The maximum offering price per share for Class A is $5.26. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                 THREADNEEDLE EUROPEAN EQUITY FUND -- 2010 SEMIANNUAL REPORT  17

STATEMENT OF OPERATIONS --------------------------------------------------------
SIX MONTHS ENDED APRIL 30, 2010 (UNAUDITED)


INVESTMENT INCOME
Income:
Dividends                                                          $   906,020
Income distributions from affiliated money market fund                     860
Income from securities lending -- net                                   20,997
  Less foreign taxes withheld                                         (112,567)
------------------------------------------------------------------------------
Total income                                                           815,310
------------------------------------------------------------------------------
Expenses:
Investment management services fees                                    257,972
Distribution fees
  Class A                                                               83,494
  Class B                                                               31,008
  Class C                                                                6,206
Transfer agency fees
  Class A                                                               98,177
  Class B                                                                9,754
  Class C                                                                1,873
  Class R4                                                                   5
Administrative services fees                                            29,706
Plan administration services fees -- Class R4                               24
Compensation of board members                                            1,286
Custodian fees                                                          13,140
Printing and postage                                                    16,245
Registration fees                                                       33,075
Professional fees                                                       10,837
Other                                                                    2,894
------------------------------------------------------------------------------
Total expenses                                                         595,696
  Expenses waived/reimbursed by the Investment Manager and its
    affiliates                                                         (75,241)
------------------------------------------------------------------------------
Total net expenses                                                     520,455
------------------------------------------------------------------------------
Investment income (loss) -- net                                        294,855
------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
  Security transactions                                              4,147,491
  Foreign currency transactions                                        (12,917)
------------------------------------------------------------------------------
Net realized gain (loss) on investments                              4,134,574
Net change in unrealized appreciation (depreciation) on
  investments
  and on translation of assets and liabilities in foreign
  currencies                                                        (1,912,018)
------------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies                2,222,556
------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations    $ 2,517,411
------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
18  THREADNEEDLE EUROPEAN EQUITY FUND -- 2010 SEMIANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS --------------------------------------------


                                                                   SIX MONTHS ENDED     YEAR ENDED
                                                                     APRIL 30, 2010  OCT. 31, 2009
                                                                        (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                         $   294,855   $  1,070,263
Net realized gain (loss) on investments                                   4,134,574    (16,167,526)
Net change in unrealized appreciation (depreciation) on
  investments and on translation of assets and liabilities in
  foreign currencies                                                     (1,912,018)    29,560,125
--------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations           2,517,411     14,462,862
--------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class A                                                              (1,000,172)      (788,537)
    Class B                                                                 (22,699)            --
    Class C                                                                 (10,493)        (1,022)
    Class I                                                                    (125)          (113)
    Class R4                                                                   (304)          (297)
--------------------------------------------------------------------------------------------------
Total distributions                                                      (1,033,793)      (789,969)
--------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
Proceeds from sales
  Class A shares                                                          6,711,847     10,027,749
  Class B shares                                                            400,451        928,606
  Class C shares                                                            187,362        214,721
  Class R4 shares                                                             1,125         13,524
Reinvestment of distributions at net asset value
  Class A shares                                                            974,758        771,028
  Class B shares                                                             21,913             --
  Class C shares                                                              9,470            954
  Class R4 shares                                                               255            244
Conversions from Class B to Class A
  Class A shares                                                                 --      3,897,259
  Class B shares                                                                 --     (3,897,259)
Payments for redemptions
  Class A shares                                                         (9,742,364)   (19,626,666)
  Class B shares                                                           (855,819)    (2,764,161)
  Class C shares                                                            (95,438)      (243,342)
  Class R4 shares                                                                --        (12,640)
--------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions        (2,386,440)   (10,689,983)
--------------------------------------------------------------------------------------------------
Proceeds from regulatory settlement (Note 10)                                    --         70,652
--------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                    (902,822)     3,053,562
Net assets at beginning of period                                        72,021,932     68,968,370
--------------------------------------------------------------------------------------------------
Net assets at end of period                                             $71,119,110   $ 72,021,932
--------------------------------------------------------------------------------------------------
Undistributed net investment income                                     $   222,767   $    961,705
--------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                 THREADNEEDLE EUROPEAN EQUITY FUND -- 2010 SEMIANNUAL REPORT  19

FINANCIAL HIGHLIGHTS -----------------------------------------------------------

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. For periods ended 2007 and after, per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

                                                                                           YEAR ENDED OCT. 31,
CLASS A                                            SIX MONTHS ENDED      -------------------------------------------------------
PER SHARE DATA                                      APRIL 30, 2010        2009         2008        2007        2006        2005
                                                      (UNAUDITED)
Net asset value, beginning of period                     $4.86            $3.88        $6.83       $5.39       $4.19       $3.71
--------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .02              .07          .06         .04         .05         .05
Net gains (losses) (both realized and
 unrealized)                                               .15              .96        (2.96)       1.47        1.22         .46
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .17             1.03        (2.90)       1.51        1.27         .51
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.07)            (.06)        (.05)       (.07)       (.07)       (.03)
--------------------------------------------------------------------------------------------------------------------------------
Proceeds from regulatory settlement                         --              .01           --          --          --          --
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $4.96            $4.86        $3.88       $6.83       $5.39       $4.19
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             3.60%           27.11%(a)   (42.70%)     28.24%      30.63%      13.92%
--------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                    1.53%(c)         1.93%        1.58%       1.43%       1.52%       1.48%
--------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                 1.33%(c)         1.61%        1.58%       1.43%       1.52%       1.48%
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                              .87%(c)         1.79%         .95%        .70%       1.00%       1.13%
--------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $64              $65          $58        $115         $85         $78
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    73%             154%         180%        114%         64%         56%
--------------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.



--------------------------------------------------------------------------------
20  THREADNEEDLE EUROPEAN EQUITY FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                                                                           YEAR ENDED OCT. 31,
CLASS B                                            SIX MONTHS ENDED      -------------------------------------------------------
PER SHARE DATA                                      APRIL 30, 2010        2009         2008        2007        2006        2005
                                                      (UNAUDITED)
Net asset value, beginning of period                     $4.83            $3.82        $6.73       $5.31       $4.12       $3.65
--------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .00(e)           .05          .02         .00(e)      .02         .02
Net gains (losses) (both realized and
 unrealized)                                               .15              .95        (2.93)       1.44        1.20         .45
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .15             1.00        (2.91)       1.44        1.22         .47
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.02)              --           --        (.02)       (.03)         --
--------------------------------------------------------------------------------------------------------------------------------
Proceeds from regulatory settlement                         --              .01           --          --          --          --
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $4.96            $4.83        $3.82       $6.73       $5.31       $4.12
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             3.06%           26.44%(a)   (43.24%)     27.28%      29.74%      12.97%
--------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                    2.30%(c)         2.74%        2.32%       2.19%       2.29%       2.25%
--------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                 2.10%(c)         2.40%        2.32%       2.19%       2.29%       2.25%
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                              .09%(c)         1.22%         .28%       (.03%)       .28%        .39%
--------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                     $6               $6          $10         $30         $29         $31
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    73%             154%         180%        114%         64%         56%
--------------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.



--------------------------------------------------------------------------------
                 THREADNEEDLE EUROPEAN EQUITY FUND -- 2010 SEMIANNUAL REPORT  21

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

                                                                                           YEAR ENDED OCT. 31,
CLASS C                                            SIX MONTHS ENDED      -------------------------------------------------------
PER SHARE DATA                                      APRIL 30, 2010        2009         2008        2007        2006        2005
                                                      (UNAUDITED)
Net asset value, beginning of period                     $4.81            $3.81        $6.71       $5.30       $4.12       $3.65
--------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .00(e)           .04          .01         .00(e)      .02         .02
Net gains (losses) (both realized and
 unrealized)                                               .14              .95        (2.90)       1.44        1.19         .45
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .14              .99        (2.89)       1.44        1.21         .47
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.04)            (.00)(e)     (.01)       (.03)       (.03)         --
--------------------------------------------------------------------------------------------------------------------------------
Proceeds from regulatory settlement                         --              .01           --          --          --          --
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $4.91            $4.81        $3.81       $6.71       $5.30       $4.12
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             2.98%           26.39%(a)   (43.10%)     27.21%      29.65%      12.97%
--------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                    2.29%(c)         2.69%        2.33%       2.19%       2.29%       2.25%
--------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                 2.08%(c)         2.37%        2.33%       2.19%       2.29%       2.25%
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                              .18%(c)         1.07%         .25%       (.05%)       .24%        .36%
--------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                     $1               $1           $1          $2          $1          $1
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    73%             154%         180%        114%         64%         56%
--------------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.



--------------------------------------------------------------------------------
22  THREADNEEDLE EUROPEAN EQUITY FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                                                                           YEAR ENDED OCT. 31,
CLASS I                                            SIX MONTHS ENDED      -------------------------------------------------------
PER SHARE DATA                                      APRIL 30, 2010        2009         2008        2007        2006        2005
                                                      (UNAUDITED)
Net asset value, beginning of period                     $4.86            $3.89        $6.84       $5.40       $4.20       $3.72
--------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .03              .09          .09         .07         .06         .07
Net gains (losses) (both realized and
 unrealized)                                               .14              .95        (2.96)       1.46        1.23         .46
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .17             1.04        (2.87)       1.53        1.29         .53
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.09)            (.08)        (.08)       (.09)       (.09)       (.05)
--------------------------------------------------------------------------------------------------------------------------------
Proceeds from regulatory settlement                         --              .01           --          --          --          --
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $4.94            $4.86        $3.89       $6.84       $5.40       $4.20
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             3.58%           27.78%(a)   (42.38%)     28.78%      31.34%      14.46%
--------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                     .98%(c)         1.31%        1.08%        .95%        .99%        .93%
--------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                  .88%(c)         1.16%        1.08%        .95%        .99%        .93%
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             1.34%(c)         2.27%        1.50%       1.17%       1.55%       1.67%
--------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--              $--          $--         $--         $--         $--
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    73%             154%         180%        114%         64%         56%
--------------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.



--------------------------------------------------------------------------------
                 THREADNEEDLE EUROPEAN EQUITY FUND -- 2010 SEMIANNUAL REPORT  23

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

                                                                                           YEAR ENDED OCT. 31,
CLASS R4                                           SIX MONTHS ENDED      -------------------------------------------------------
PER SHARE DATA                                      APRIL 30, 2010        2009         2008        2007        2006        2005
                                                      (UNAUDITED)
Net asset value, beginning of period                     $4.86            $3.90        $6.84       $5.41       $4.20       $3.71
--------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .03              .07          .08         .00(e)      .05         .06
Net gains (losses) (both realized and
 unrealized)                                               .14              .97        (2.94)       1.51        1.24         .47
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .17             1.04        (2.86)       1.51        1.29         .53
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.08)            (.09)        (.08)       (.08)       (.08)       (.04)
--------------------------------------------------------------------------------------------------------------------------------
Proceeds from regulatory settlement                         --              .01           --          --          --          --
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $4.95            $4.86        $3.90       $6.84       $5.41       $4.20
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             3.52%           27.57%(a)   (42.29%)     28.16%      31.10%      14.37%
--------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                    1.29%(c)         1.58%        1.36%       1.26%       1.31%       1.29%
--------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                 1.18%(c)         1.39%        1.11%       1.26%       1.31%       1.29%
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             1.07%(c)         1.79%        1.35%        .04%       1.05%       1.36%
--------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--              $--          $--         $--         $--         $--
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    73%             154%         180%        114%         64%         56%
--------------------------------------------------------------------------------------------------------------------------------


NOTES TO FINANCIAL HIGHLIGHTS
(a) During the year ended Oct. 31, 2009, the Fund received proceeds from a regulatory settlement (see Note 10 to the Financial Statements). Had the Fund not received these proceeds, the total return would have been lower by 0.12%
(b) Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro-rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c) Annualized.
(d) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(e) Rounds to zero.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
24  THREADNEEDLE EUROPEAN EQUITY FUND -- 2010 SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS --------------------------------------------------
(UNAUDITED AS OF APRIL 30, 2010)

1. ORGANIZATION

Threadneedle European Equity Fund (the Fund) is a series of RiverSource International Series, Inc. (the Corporation) and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Corporation has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Corporation's Board of Directors (the Board). The Fund invests primarily in equity securities of European companies that are believed to offer growth potential.

The Fund offers Class A, Class B, Class C, Class I and Class R4 shares.

- Class A shares are offered with a front-end sales charge, which may be waived under certain circumstances.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares one month after the completion of the eighth year of ownership if originally purchased in a RiverSource fund on or after May 21, 2005 or originally purchased in a Seligman fund on or after June 13, 2009. Class B shares originally purchased in a RiverSource fund prior to May 21, 2005 will convert to Class A shares in the ninth calendar year of ownership. Class B shares originally purchased in a Seligman fund prior to June 13, 2009 will convert to Class A shares in the month prior to the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

- Class I and R4 shares are offered without a front-end sales charge or CDSC to qualifying institutional investors.

At April 30, 2010, RiverSource Investments, LLC* (the Investment Manager) owned 100% of Class I shares.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration services fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.


* Effective May 1, 2010, RiverSource Investments, LLC is known as Columbia Management Investment Advisers, LLC.

--------------------------------------------------------------------------------
                 THREADNEEDLE EUROPEAN EQUITY FUND -- 2010 SEMIANNUAL REPORT  25

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES
All securities are valued at the close of business of the New York Stock Exchange (NYSE). Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price from the primary exchange. Debt securities are generally traded in the over-the-counter market and are valued by an independent pricing service using an evaluated bid. When market quotes are not readily available, the pricing service, in determining fair values of debt securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Board generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial, Inc. (Ameriprise Financial), parent company of the Investment Manager, as administrator to the Fund, will fair value foreign securities pursuant to procedures adopted by the Board, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.


--------------------------------------------------------------------------------
26  THREADNEEDLE EUROPEAN EQUITY FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates. Typically, those maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value. Investments in money market funds are valued at net asset value.

FOREIGN CURRENCY TRANSLATIONS
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the Statement of Operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. At April 30, 2010, foreign currency holdings consisted of multiple denominations.

REPURCHASE AGREEMENTS
The Fund may enter into repurchase agreements. Generally, securities received as collateral subject to repurchase agreements are deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The market value of securities held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

GUARANTEES AND INDEMNIFICATIONS
Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.


--------------------------------------------------------------------------------
                 THREADNEEDLE EUROPEAN EQUITY FUND -- 2010 SEMIANNUAL REPORT  27

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

FEDERAL TAXES
The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income (which includes net short-term capital gains) to shareholders. No provision for income or excise taxes is thus required.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally the tax authorities can examine all tax returns filed for the last three years.

FOREIGN CAPITAL GAINS TAXES
Realized gains in certain countries may be subject to foreign taxes at the fund level, at rates ranging from approximately 10% to 15%. The Fund pays such foreign taxes on net realized gains at the appropriate rate for each jurisdiction.

RECENT ACCOUNTING PRONOUNCEMENT
On Jan. 21, 2010, the Financial Accounting Standards Board issued an Accounting Standards Update (the amendment), Fair Value Measurements and Disclosures (Topic
820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose the input and valuation techniques used to measure fair value for both recurring and non-recurring fair value measurements for Level 2 and Level 3 positions. The amendment also requires that transfers between all levels (including Level 1 and Level 2) be disclosed on a gross basis (i.e., transfers out must be disclosed separately from transfers in), and the reason(s) for the transfer. Additionally purchases, sales, issuances and settlements must be disclosed on a gross basis in the Level 3 rollforward. The effective date of the amendment is for interim and annual periods beginning after Dec. 15, 2009, however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after Dec. 15, 2010. At this time the Fund is evaluating the implications of the amendment and the impact to the financial statements.

DIVIDENDS TO SHAREHOLDERS
An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

OTHER
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date or upon receipt of

--------------------------------------------------------------------------------
28  THREADNEEDLE EUROPEAN EQUITY FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


ex-dividend notification in the case of certain foreign securities. Interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

3. INVESTMENTS IN DERIVATIVES

The Fund may invest in certain derivative instruments, which are transactions whose values depend on or are derived from (in whole or in part) the value of one or more other assets, such as securities, currencies, commodities or indices. Such derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs, and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk, and credit risk. Investments in derivative instruments may expose the Fund to certain additional risks, including those detailed below.

FORWARD FOREIGN CURRENCY CONTRACTS
The Fund may enter into forward foreign currency contracts in connection with settling purchases or sales of securities, to hedge the currency exposure associated with some or all of the Fund's securities or as part of its investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily based upon foreign currency exchange rates from an independent pricing service and the change in value is recorded as unrealized appreciation or depreciation. The Fund will record a realized gain or loss when the forward foreign currency contract is closed.

The risks of forward foreign currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that the counterparty will not complete its contractual obligation, which may be in excess of the amount, if any, reflected in the Statement of Assets and Liabilities.

EFFECTS OF DERIVATIVE TRANSACTIONS ON THE FINANCIAL STATEMENTS
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions on the Fund's operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of

--------------------------------------------------------------------------------
                 THREADNEEDLE EUROPEAN EQUITY FUND -- 2010 SEMIANNUAL REPORT  29

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

FAIR VALUES OF DERIVATIVE INSTRUMENTS AT APRIL 30, 2010


                            ASSET DERIVATIVES              LIABILITY DERIVATIVES
                     -------------------------------  -------------------------------
                     STATEMENT OF ASSETS              STATEMENT OF ASSETS
RISK EXPOSURE          AND LIABILITIES                  AND LIABILITIES
CATEGORY                   LOCATION       FAIR VALUE        LOCATION       FAIR VALUE
-------------------------------------------------------------------------------------------
Foreign exchange     Unrealized                       Unrealized
  contracts          appreciation on                  depreciation on
                     forward foreign                  forward foreign
                     currency contracts      $888     currency contracts      $579
-------------------------------------------------------------------------------------------
Total                                        $888                             $579
-------------------------------------------------------------------------------------------


EFFECT OF DERIVATIVE INSTRUMENTS IN THE STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED APRIL 30, 2010


  AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED IN INCOME
----------------------------------------------------------------------
                                                FORWARD FOREIGN
RISK EXPOSURE CATEGORY                        CURRENCY CONTRACTS
----------------------------------------------------------------------
Foreign exchange contracts                          $17,926
----------------------------------------------------------------------
Total                                               $17,926
----------------------------------------------------------------------




    CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES
                         RECOGNIZED IN INCOME
----------------------------------------------------------------------
                                                FORWARD FOREIGN
RISK EXPOSURE CATEGORY                        CURRENCY CONTRACTS
----------------------------------------------------------------------
Foreign exchange contracts                           $309
----------------------------------------------------------------------
Total                                                $309
----------------------------------------------------------------------


VOLUME OF DERIVATIVE ACTIVITY
FORWARD FOREIGN CURRENCY CONTRACTS
The gross notional amount of contracts outstanding was approximately $400,000 at April 30, 2010. The monthly average gross notional amount for these contracts was $100,000 for the six months ended April 30, 2010. The fair value of such contracts on April 30, 2010 is set forth in the table above.

4. EXPENSES AND SALES CHARGES

INVESTMENT MANAGEMENT SERVICES FEES
Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is an annual fee that is equal to a percentage of the Fund's average daily net

--------------------------------------------------------------------------------
30  THREADNEEDLE EUROPEAN EQUITY FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


assets that declines from 0.80% to 0.57% as the Fund's net assets increase. The fee may be adjusted upward or downward by a performance incentive adjustment determined monthly by measuring the percentage difference over a rolling 12-month period between the annualized performance of one Class A share of the Fund and the annualized performance of the Lipper European Funds Index. In certain circumstances, the Board may approve a change in the index. The maximum adjustment is 0.12% per year. If the performance difference is less than 0.50%, the adjustment will be zero. The adjustment decreased the management fee by $39,084 for the six months ended April 30, 2010. The management fee for the six months ended April 30, 2010 was 0.70% of the Fund's average daily net assets, including the adjustment under the terms of the performance incentive arrangement.

SUBADVISORY AGREEMENT
The Investment Manager has a Subadvisory Agreement with Threadneedle International Limited (Threadneedle), an affiliate of the Investment Manager and an indirect wholly-owned subsidiary of Ameriprise Financial, to subadvise the assets of the Fund. The Investment Manager contracts with and compensates Threadneedle to manage the investment of the Fund's assets.

ADMINISTRATIVE SERVICES FEES
Under an Administrative Services Agreement, the Fund pays Ameriprise Financial an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.08% to 0.05% as the Fund's net assets increase. The fee for the six months ended April 30, 2010 was 0.08% of the Fund's average daily net assets.

OTHER FEES
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended April 30, 2010, other expenses paid to this company were $196.

COMPENSATION OF BOARD MEMBERS
Under a Deferred Compensation Plan (the Plan), the board members who are not "interested persons" of the Fund under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource, Seligman and Threadneedle funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the funds until distributed in accordance with the Plan.


--------------------------------------------------------------------------------
                 THREADNEEDLE EUROPEAN EQUITY FUND -- 2010 SEMIANNUAL REPORT  31

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

TRANSFER AGENCY FEES
Under a Transfer Agency Agreement, RiverSource Service Corporation* (the Transfer Agent) maintains Fund shareholder accounts and records and provides Fund shareholder services. The Fund pays the Transfer Agent an annual account-based fee at a rate equal to $19.50 for Class A, $20.50 for Class B and $20.00 for Class C for this service. The Transfer Agent also charges an annual fee of $3 per account serviced directly by the Fund or its designated agent for Class A, Class B and Class C shares. The Fund also pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets attributable to Class R4 shares. The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for the 12-month period from the date the account becomes inactive. These fees are included in the transfer agency fees in the Statement of Operations.

PLAN ADMINISTRATION SERVICES FEES
Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.

DISTRIBUTION FEES
The Fund has an agreement with RiverSource Fund Distributors, Inc.** (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% of the fee is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $189,000 and $21,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of Jan. 31, 2010, and may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.


 * Effective May 1, 2010, RiverSource Service Corporation is known as Columbia Management Investment Services Corp.

** Effective May 1, 2010, RiverSource Fund Distributors, Inc. is known as
   Columbia Management Investment Distributors, Inc.

--------------------------------------------------------------------------------
32  THREADNEEDLE EUROPEAN EQUITY FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


SALES CHARGES
Sales charges, including front-end and CDSCs, received by the Distributor for distributing Fund shares were $40,166 for Class A, $1,340 for Class B and $44 for Class C for the six months ended April 30, 2010.

EXPENSES WAIVED/REIMBURSED BY THE INVESTMENT MANAGER AND ITS AFFILIATES
For the six months ended April 30, 2010, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds*), including the adjustment under the terms of a performance incentive arrangement, were as follows:

Class A..............................................  1.33%
Class B..............................................  2.10
Class C..............................................  2.08
Class I..............................................  0.88
Class R4.............................................  1.18


The waived/reimbursed fees and expenses for the transfer agency fees at the class level were as follows:

Class A............................................  $31,381
Class B............................................    2,933
Class C............................................      583


The management fees waived/reimbursed at the Fund level were $40,344.

The Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses until Dec. 31, 2010, unless sooner terminated at the sole discretion of the Board, such that net expenses (excluding fees and expenses of acquired funds*), before giving effect to any performance incentive adjustment, will not exceed the following percentage of the class' average daily net assets:

Class A..............................................  1.43%
Class B..............................................  2.20
Class C..............................................  2.19
Class I..............................................  0.98
Class R4.............................................  1.28


* In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro-rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.


--------------------------------------------------------------------------------
                 THREADNEEDLE EUROPEAN EQUITY FUND -- 2010 SEMIANNUAL REPORT  33

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $52,146,685 and $54,512,501, respectively, for the six months ended April 30, 2010. Realized gains and losses are determined on an identified cost basis.

6. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                       SIX MONTHS ENDED    YEAR ENDED
CLASS A                                 APRIL 30, 2010   OCT. 31, 2009
----------------------------------------------------------------------
Sold                                       1,333,809        2,433,564
Converted from Class B*                           --          858,356
Reinvested distributions                     196,524          206,157
Redeemed                                  (1,943,333)      (5,121,201)
----------------------------------------------------------------------
Net increase (decrease)                     (413,000)      (1,623,124)
----------------------------------------------------------------------

CLASS B
Sold                                          79,107          231,223
Reinvested distributions                       4,409               --
Converted to Class A*                             --         (862,157)
Redeemed                                    (170,431)        (736,777)
----------------------------------------------------------------------
Net increase (decrease)                      (86,915)      (1,367,711)
----------------------------------------------------------------------

CLASS C
Sold                                          37,886           52,773
Reinvested distributions                       1,921              256
Redeemed                                     (19,305)         (62,778)
----------------------------------------------------------------------
Net increase (decrease)                       20,502           (9,749)
----------------------------------------------------------------------

CLASS R4
Sold                                             226            2,946
Reinvested distributions                          52               66
Redeemed                                          --           (2,661)
----------------------------------------------------------------------
Net increase (decrease)                          278              351
----------------------------------------------------------------------


* Automatic conversion of Class B shares to Class A shares based on the original purchase date.

7. LENDING OF PORTFOLIO SECURITIES

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, National Association (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government

--------------------------------------------------------------------------------
34  THREADNEEDLE EUROPEAN EQUITY FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned. At April 30, 2010, securities valued at $8,080,463 were on loan, secured by cash collateral of $8,445,246 invested in short-term securities or in cash equivalents.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower's failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income of $20,997 earned from securities lending for the six months ended April 30, 2010 is included in the Statement of Operations. The Fund also continues to earn interest and dividends on the securities loaned.

8. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of RiverSource, Seligman and Threadneedle funds and other institutional clients of the Investment Manager. The cost of the Fund's purchases and proceeds from sales of shares of RiverSource Short-Term Cash Fund aggregated $14,085,009 and $15,735,982, respectively, for the six months ended April 30, 2010. The income distributions received with respect to the Fund's investment in RiverSource Short-Term Cash Fund can be found in the Statement of Operations and the Fund's invested balance in RiverSource Short-Term Cash Fund at April 30, 2010, can be found in the Portfolio of Investments.


--------------------------------------------------------------------------------
                 THREADNEEDLE EUROPEAN EQUITY FUND -- 2010 SEMIANNUAL REPORT  35

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

9. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other RiverSource, Seligman and Threadneedle funds, severally and not jointly, permits collective borrowings up to $300 million. The borrowers shall have the right, upon written notice to the Administrative Agent to request an increase of up to $200 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility shall at no time exceed $500 million. Participation in such increase by any existing lender shall be at such lender's sole discretion. Interest is charged to each Fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum, in addition to an upfront fee equal to its pro-rata share of 0.04% of the amount of the credit facility. The Fund had no borrowings during the six months ended April 30, 2010.

10. PROCEEDS FROM REGULATORY SETTLEMENT

During the year ended Oct. 31, 2009, as a result of a settlement of an administrative proceeding brought by the Securities and Exchange Commission against an unaffiliated third party relating to market timing and/or late trading of mutual funds, the Fund received $70,652, which represented the Fund's portion of the proceeds from the settlement (the Fund was not a party to the proceeding). The proceeds received by the Fund were recorded as an increase to additional paid-in capital.

11. FEDERAL TAX INFORMATION

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of foreign currency transactions, foreign tax credits and losses deferred due to wash sales. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.


--------------------------------------------------------------------------------
36  THREADNEEDLE EUROPEAN EQUITY FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


For federal income tax purposes, the Fund had a capital loss carry-over of $44,533,168 at Oct. 31, 2009, that if not offset by capital gains will expire as follows:

    2010          2011          2016           2017
$16,514,517    $5,021,215    $4,272,956    $18,724,480


For the year ended Oct. 31, 2009, $19,489,378 of capital loss carry-over expired unused. It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires. There is no assurance that the Fund will be able to utilize all of its capital loss carry-over before it expires.

12. RISKS RELATING TO CERTAIN INVESTMENTS

FOREIGN/EMERGING MARKETS RISK
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks.

GEOGRAPHIC CONCENTRATION RISK
The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting companies and countries within the specific geographic region in which the Fund focuses its investments. The Fund may be more volatile than a more geographically diversified fund.

13. SUBSEQUENT EVENTS

Management has evaluated Fund related events and transactions that occurred during the period from the date of the Statement of Assets and Liabilities through the date of issuance of the Fund's financial statements. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Fund's financial statements.

14. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as

--------------------------------------------------------------------------------
                 THREADNEEDLE EUROPEAN EQUITY FUND -- 2010 SEMIANNUAL REPORT  37

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit's decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.


--------------------------------------------------------------------------------
38  THREADNEEDLE EUROPEAN EQUITY FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


--------------------------------------------------------------------------------
                 THREADNEEDLE EUROPEAN EQUITY FUND -- 2010 SEMIANNUAL REPORT  39

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT ----------------------------------------------------------------------

Columbia Management Investment Advisers, LLC ("Columbia Management" or the "investment manager"), formerly known as RiverSource Investments, LLC, a wholly-owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"), serves as the investment manager to the Fund. Under an investment management services agreement (the "IMS Agreement"), Columbia Management provides investment advice and other services to the Fund and all RiverSource funds (collectively, the "Funds"). In addition, under the subadvisory agreement (the "Subadvisory Agreement") between Columbia Management and Threadneedle International Limited (the "Subadviser"), the Subadviser performs portfolio management and related services for the Fund.

On an annual basis, the Fund's Board of Directors (the "Board"), including the independent Board members (the "Independent Directors"), considers renewal of each of the IMS Agreement and the Subadvisory Agreement (together, the "Advisory Agreements"). Columbia Management prepared detailed reports for the Board and its Contracts Committee in March and April 2010, including reports based on data provided by independent organizations and a comprehensive response to each item of information requested by independent legal counsel to the Independent Directors ("Independent Legal Counsel") in a letter to the investment manager, to assist the Board in making these determinations. All of the materials presented in March and April were first supplied in draft form to designated representatives of the Independent Directors, i.e., Independent Legal Counsel, the Chair and the Chair of the Contracts Committee (including materials relating to the Fund's expense cap), and the final materials were revised to reflect comments provided by these Board representatives. In addition, throughout the year, the Board (or its committees) reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board accords particular weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the Advisory Agreements. At the April 6-8, 2010 in-person Board meeting, Independent Legal Counsel reviewed with the Independent Directors various factors relevant to the Board's consideration of advisory and subadvisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Directors, approved renewal of the Advisory Agreements.

Nature, Extent and Quality of Services Provided by Columbia Management and the
Subadviser: The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Management and the

--------------------------------------------------------------------------------
40  THREADNEEDLE EUROPEAN EQUITY FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


Subadviser, as well as their expertise, resources and capabilities. The Board specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the continued investment in, and resources dedicated to, the Fund's operations, most notably, management's announcement of the massive investment made in the acquisition of the long-term asset management business of Columbia Management Group, LLC (the "Columbia Transaction") and the completed integration of J. & W. Seligman & Co. Incorporated, acquisitions which should continue to enhance investment capabilities and provide access to a greater depth of experienced portfolio managers in key categories. The Board noted, in particular, that upon the close of the Columbia Transaction, RiverSource will have grown to 10 investment offices (compared to 6 in 2009). In addition, the Board reviewed information concerning the investment manager's new Chief Investment Officer upon the close of the Columbia Transaction, including the application of his particular investment philosophy, which is intended to enhance the risk and portfolio management oversight of the entire fund family.

Moreover, in connection with the Board's evaluation of the overall package of services provided by Columbia Management, the Board considered the quality of the administrative and transfer agency services provided by Columbia Management's affiliates to the Fund. The Board also reviewed the financial condition of Columbia Management and its affiliates (including the Subadviser), and each entity's ability to carry out its responsibilities under the Advisory Agreements. Further, the Board considered Columbia Management's ability to retain key personnel in certain targeted areas and its expectations in this regard. The Board also discussed the acceptability of the terms of the Advisory Agreements (including the relatively broad scope of services required to be performed by Columbia Management). The Board concluded that the services being performed under the Advisory Agreements were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Management and its affiliates, including the Subadviser, were in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance: For purposes of evaluating the nature, extent and quality of services provided under the Advisory Agreements, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports containing data prepared by an independent

--------------------------------------------------------------------------------
                 THREADNEEDLE EUROPEAN EQUITY FUND -- 2010 SEMIANNUAL REPORT  41

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT (continued) ----------------------------------------------------------


organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund's investment performance met expectations. Additionally, the Board reviewed the performance of the Subadviser and Columbia Management's processes for monitoring the Subadviser. The Board considered, in particular, management's rationale for recommending the continued retention of the Subadviser.

Comparative Fees, Costs of Services Provided and the Profits Realized By Columbia Management and its Affiliates from their Relationships with the
Fund: The Board reviewed comparative fees and the costs of services to be provided under each of the Advisory Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (prepared by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its peer group, as well as data showing the Fund's contribution to Columbia Management's profitability.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Funds' family, while assuring that the overall fees for each fund (with few defined exceptions) are generally in line with the "pricing philosophy" (i.e., that the total expense ratio of each fund (excluding the effect of a performance incentive adjustment), with few exceptions, is at or below the median expense ratio of funds in the same comparison group). The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) approximated the peer group's median expense ratio. The Board also considered the Fund's performance incentive adjustment and noted its continued appropriateness. The Board further observed that the subadvisory fees paid under the Subadvisory Agreements are borne by the investment manager and not the Fund. Based on its review, the Board concluded that the fees paid under each of the Advisory Agreements were fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered various preliminary integration plans in connection with the Columbia Transaction which, if implemented, would impact the fee structures of various RiverSource Funds. The Board was satisfied with the principles underlying these plans, which, at their preliminary stage, are designed to achieve a rational, consistent pricing model across the combined fund families, as well as preserve the "pricing philosophy" of the Funds.


--------------------------------------------------------------------------------
42  THREADNEEDLE EUROPEAN EQUITY FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing and operating the Fund, including data showing comparative profitability over the past two years. In this regard, the Board observed slightly reduced profitability in 2009 vs. 2008. The Board also considered the services acquired by the investment manager through the use of commission dollars paid by the Funds on portfolio transactions. The Board noted that the fees paid by the Fund should permit the investment manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized: The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. The Board considered that the IMS Agreement provides for lower fees as assets increase at pre-established breakpoints and concluded that the IMS Agreement satisfactorily provided for sharing these economies of scale.

Based on the foregoing, the Board, including all of the Independent Directors, concluded that the investment management service fees and subadvisory fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 8, 2010, the Board, including all of the Independent Directors, approved the renewal of each of the Advisory Agreements for an additional annual period.

PROXY VOTING -------------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.221.2450; contacting your financial intermediary; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.


--------------------------------------------------------------------------------
                 THREADNEEDLE EUROPEAN EQUITY FUND -- 2010 SEMIANNUAL REPORT  43

THREADNEEDLE EUROPEAN EQUITY FUND
734 Ameriprise Financial Center
Minneapolis, MN 55474

RIVERSOURCE.COM/FUNDS


                                This report must be accompanied or preceded by the Fund's
                                current prospectus. Threadneedle(R) mutual funds are
                                distributed by Columbia Management Investment Distributors,
                                Inc. (formerly known as RiverSource Fund Distributors,
                                Inc.), member FINRA and managed by Columbia Management
                                Investment Advisers, LLC (formerly known as RiverSource
                                Investments, LLC). Threadneedle mutual funds are subadvised by Threadneedle International Limited, an affiliate of
                                Columbia Management.
                                (C)2010 Columbia Management Investment Advisers, LLC. All
(COLUMBIA MANAGEMENT LOGO)      rights reserved.                                                   S-6016 L (6/10)

Semiannual Report

                                                      (COLUMBIA MANAGEMENT LOGO)

THREADNEEDLE
INTERNATIONAL OPPORTUNITY FUND

--------------------------------------------------------------------------------

SEMIANNUAL REPORT FOR THE PERIOD ENDED
APRIL 30, 2010

THREADNEEDLE INTERNATIONAL OPPORTUNITY FUND SEEKS TO
PROVIDE SHAREHOLDERS WITH LONG-TERM CAPITAL GROWTH.


 NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

TABLE OF CONTENTS --------------------------------------------------------------


Your Fund at a Glance..............    3

Fund Expenses Example..............    8

Portfolio of Investments...........   11

Statement of Assets and
  Liabilities......................   26

Statement of Operations............   28

Statements of Changes in Net
  Assets...........................   30

Financial Highlights...............   32

Notes to Financial Statements......   40

Approval of Investment Management
  Services Agreement...............   55

Proxy Voting.......................   59




--------------------------------------------------------------------------------
2  THREADNEEDLE INTERNATIONAL OPPORTUNITY FUND -- 2010 SEMIANNUAL REPORT

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

FUND SUMMARY
--------------------------------------------------------------------------------

> Threadneedle International Opportunity Fund (the Fund) Class A shares gained
  4.35% (excluding sales charge) for the six months ended April 30, 2010.

> The Fund outperformed its benchmark index, the Morgan Stanley Capital
  International EAFE Index (MSCI EAFE Index), which advanced 2.68% for the six-month period.

> The Fund also outperformed its peer group, the Lipper International Large-Cap
  Core Funds Index, which increased 4.01% for the same time frame.

ANNUALIZED TOTAL RETURNS (for period ended April 30, 2010)
--------------------------------------------------------------------------------


                           6 MONTHS*   1 YEAR  3 YEARS  5 YEARS  10 YEARS
-------------------------------------------------------------------------
Threadneedle
  International
  Opportunity Fund Class
  A (excluding sales
  charge)                    +4.35%   +31.50%   -7.63%   +4.18%   -1.93%
-------------------------------------------------------------------------
MSCI EAFE Index(1)
  (unmanaged)                +2.68%   +35.02%   -8.45%   +4.34%   +2.05%
-------------------------------------------------------------------------
Lipper International
  Large-Cap Core Funds
  Index(2)                   +4.01%   +34.26%   -8.76%   +3.62%   +1.37%
-------------------------------------------------------------------------


*   Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting riversource.com/funds or calling 800.221.2450.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in fees and expenses. The Fund's returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.


--------------------------------------------------------------------------------
        THREADNEEDLE INTERNATIONAL OPPORTUNITY FUND -- 2010 SEMIANNUAL REPORT  3

YOUR FUND AT A GLANCE (continued) ----------------------------------------------

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes. It is not possible to invest directly in an index.

(1) The Morgan Stanley Capital International (MSCI) EAFE Index, an unmanaged index, is compiled from a composite of securities markets of Europe, Australasia and the Far East. The index is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities. The index reflects reinvestment of all distributions and changes in market prices.
(2) The Lipper International Large-Cap Core Funds Index includes the 30 largest international large-cap core funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment.

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT APRIL 30, 2010
                                                                              SINCE
Without sales charge       6 MONTHS*   1 YEAR  3 YEARS  5 YEARS  10 YEARS  INCEPTION**
Class A (inception
  11/15/84)                  +4.35%   +31.50%   -7.63%   +4.18%   -1.93%        N/A
--------------------------------------------------------------------------------------
Class B (inception
  3/20/95)                   +3.98%   +30.67%   -8.34%   +3.39%   -2.69%        N/A
--------------------------------------------------------------------------------------
Class C (inception
  6/26/00)                   +3.97%   +30.58%   -8.35%   +3.36%     N/A       -2.49%
--------------------------------------------------------------------------------------
Class I (inception
  3/4/04)                    +4.75%   +32.34%   -7.14%   +4.73%     N/A       +5.00%
--------------------------------------------------------------------------------------
Class R2 (inception
  12/11/06)                  +4.30%   +31.38%   -7.71%     N/A      N/A       -4.67%
--------------------------------------------------------------------------------------
Class R3 (inception
  12/11/06)                  +4.36%   +31.46%   -7.50%     N/A      N/A       -4.48%
--------------------------------------------------------------------------------------
Class R4 (inception
  3/20/95)                   +4.56%   +31.96%   -7.26%   +4.49%   -1.68%        N/A
--------------------------------------------------------------------------------------
Class R5 (inception
  12/11/06)                  +4.66%   +32.35%   -7.18%     N/A      N/A       -4.13%
--------------------------------------------------------------------------------------

With sales charge
Class A (inception
  11/15/84)                  -1.66%   +23.93%   -9.44%   +2.95%   -2.51%        N/A
--------------------------------------------------------------------------------------
Class B (inception
  3/20/95)                   -1.02%   +25.67%   -9.25%   +3.03%   -2.69%        N/A
--------------------------------------------------------------------------------------
Class C (inception
  6/26/00)                   +2.97%   +29.58%   -8.35%   +3.36%     N/A       -2.49%
--------------------------------------------------------------------------------------



Class A share performance reflects the maximum initial sales charge of 5.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second year 4%; third and fourth years 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class I, Class R2, Class R3, Class R4 and Class R5 shares. Class I, Class R2, Class R3, Class R4 and Class R5 are available to qualifying institutional investors only.

 *Not annualized.
**For classes with less than 10 years performance.


--------------------------------------------------------------------------------
4  THREADNEEDLE INTERNATIONAL OPPORTUNITY FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

MORNINGSTAR STYLE BOX(TM)
--------------------------------------------------------------------------------



      Equity Style
Value    Blend   Growth
           X              Large
                          Medium   Size
                          Small



The Morningstar Style Box(TM) reveals a fund's investment strategy. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.


International investing involves increased risk and volatility due to potential political and economic instability, currency fluctuations, and differences in financial reporting and accounting standards and oversight. Risks are particularly significant in emerging markets.

(C)2010 Morningstar, Inc. All rights reserved. The information contained herein is proprietary to Morningstar and/or its content providers, may not be copied or distributed and is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results.


--------------------------------------------------------------------------------
        THREADNEEDLE INTERNATIONAL OPPORTUNITY FUND -- 2010 SEMIANNUAL REPORT  5

YOUR FUND AT A GLANCE (continued) ----------------------------------------------

COUNTRY BREAKDOWN(1) (at April 30, 2010)
---------------------------------------------------------------------

Argentina                                   4.6%
------------------------------------------------
Belgium                                     2.5%
------------------------------------------------
Brazil                                      1.8%
------------------------------------------------
Canada                                      1.5%
------------------------------------------------
China                                       2.3%
------------------------------------------------
Denmark                                     0.7%
------------------------------------------------
Finland                                     1.0%
------------------------------------------------
France                                     10.3%
------------------------------------------------
Germany                                     6.3%
------------------------------------------------
Hong Kong                                   3.6%
------------------------------------------------
Hungary                                     0.3%
------------------------------------------------
Indonesia                                   0.7%
------------------------------------------------
Ireland                                     0.7%
------------------------------------------------
Israel                                      0.9%
------------------------------------------------
Italy                                       0.6%
------------------------------------------------
Japan                                      15.9%
------------------------------------------------
Mexico                                      0.5%
------------------------------------------------
Netherlands                                 1.9%
------------------------------------------------
Norway                                      0.7%
------------------------------------------------
Portugal                                    0.4%
------------------------------------------------
Singapore                                   0.7%
------------------------------------------------
South Korea                                 1.6%
------------------------------------------------
Spain                                       0.7%
------------------------------------------------
Sweden                                      2.1%
------------------------------------------------
Switzerland                                 8.1%
------------------------------------------------
Taiwan                                      2.7%
------------------------------------------------
United Kingdom                             24.5%
------------------------------------------------
Other(2)                                    2.4%
------------------------------------------------


(1) Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund's composition is subject to change.
(2) Cash & Cash Equivalents.


--------------------------------------------------------------------------------
6  THREADNEEDLE INTERNATIONAL OPPORTUNITY FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

TOP TEN HOLDINGS(1) (at April 30, 2010)
---------------------------------------------------------------------

Nestle SA (Switzerland)                     2.9%
------------------------------------------------
Rio Tinto PLC (United Kingdom)              2.1%
------------------------------------------------
Roche Holding AG (Switzerland)              2.0%
------------------------------------------------
Standard Chartered PLC (United Kingdom)     1.9%
------------------------------------------------
BG Group PLC (United Kingdom)               1.9%
------------------------------------------------
Fresenius Medical Care AG & Co. KGaA
  (Germany)                                 1.8%
------------------------------------------------
Credit Suisse Group AG (Switzerland)        1.8%
------------------------------------------------
Reckitt Benckiser Group PLC (United
  Kingdom)                                  1.7%
------------------------------------------------
HSBC Holdings PLC (United Kingdom)          1.7%
------------------------------------------------
Barclays PLC (United Kingdom)               1.6%
------------------------------------------------


(1) Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan and Cash & Cash Equivalents).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
        THREADNEEDLE INTERNATIONAL OPPORTUNITY FUND -- 2010 SEMIANNUAL REPORT  7

FUND EXPENSES EXAMPLE ----------------------------------------------------------
(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments; and (ii) ongoing costs, which may include management fees; distribution and service (Rule 12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the ongoing expenses of any funds in which the Fund invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the ongoing expenses charged by acquired funds using the expense ratio of each of the acquired funds as of the acquired fund's most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended April 30, 2010.

ACTUAL EXPENSES
The first line of the table provides information about actual account values and actual expenses for each class. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for each class and an assumed rate of return of 5% per year before expenses, which is not the actual return for the class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


--------------------------------------------------------------------------------
8  THREADNEEDLE INTERNATIONAL OPPORTUNITY FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                  BEGINNING        ENDING         EXPENSES
                                ACCOUNT VALUE   ACCOUNT VALUE   PAID DURING     ANNUALIZED
                                 NOV. 1, 2009  APRIL 30, 2010  THE PERIOD(a)  EXPENSE RATIO
-------------------------------------------------------------------------------------------
Class A
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $1,043.50        $ 7.18         1.41%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,017.90        $ 7.09         1.41%
-------------------------------------------------------------------------------------------

Class B
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $1,039.80        $11.09         2.18%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,014.06        $10.95         2.18%
-------------------------------------------------------------------------------------------

Class C
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $1,039.70        $11.04         2.17%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,014.11        $10.90         2.17%
-------------------------------------------------------------------------------------------

Class I
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $1,047.50        $ 4.39          .86%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,020.64        $ 4.33          .86%
-------------------------------------------------------------------------------------------

Class R2
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $1,043.00        $ 8.46         1.66%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,016.65        $ 8.35         1.66%
-------------------------------------------------------------------------------------------

Class R3
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $1,043.60        $ 7.59         1.49%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,017.50        $ 7.49         1.49%
-------------------------------------------------------------------------------------------

Class R4
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $1,045.60        $ 5.97         1.17%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,019.10        $ 5.89         1.17%
-------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
        THREADNEEDLE INTERNATIONAL OPPORTUNITY FUND -- 2010 SEMIANNUAL REPORT  9

FUND EXPENSES EXAMPLE (continued) ----------------------------------------------

                                  BEGINNING        ENDING         EXPENSES
                                ACCOUNT VALUE   ACCOUNT VALUE   PAID DURING     ANNUALIZED
                                 NOV. 1, 2009  APRIL 30, 2010  THE PERIOD(a)  EXPENSE RATIO
-------------------------------------------------------------------------------------------
Class R5
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $1,046.60        $4.95           .97%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,020.09        $4.89           .97%
-------------------------------------------------------------------------------------------


(a) Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(b) Based on the actual return for the six months ended April 30, 2010: +4.35% for Class A, +3.98% for Class B, +3.97% for Class C, +4.75% for Class I, +4.30% for Class R2, +4.36% for Class R3, +4.56% for Class R4 and +4.66% for Class R5.


--------------------------------------------------------------------------------
10  THREADNEEDLE INTERNATIONAL OPPORTUNITY FUND -- 2010 SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

APRIL 30, 2010 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


COMMON STOCKS (96.5%)(c)
ISSUER                                                 SHARES                VALUE(a)
AUSTRALIA (4.5%)
Australia & New Zealand Banking Group Ltd.             167,834             $3,716,597
BHP Billiton Ltd.                                       98,051              3,583,601
CSL Ltd.                                               103,192              3,082,853
Macquarie Group Ltd.                                    53,304(d)           2,430,138
Newcrest Mining Ltd.                                    85,515              2,580,771
Rio Tinto Ltd.                                          35,821              2,340,043
                                                                      ---------------
Total                                                                      17,734,003
-------------------------------------------------------------------------------------

BELGIUM (2.5%)
Anheuser-Busch InBev NV                                100,203(d)           4,860,455
Colruyt SA                                              19,115              4,705,957
                                                                      ---------------
Total                                                                       9,566,412
-------------------------------------------------------------------------------------

BRAZIL (1.8%)
Itau Unibanco Holding SA, ADR                          133,005              2,883,548
Lojas Renner SA                                         74,300              1,843,068
MRV Engenharia e Participacoes SA                      168,100              1,177,426
OGX Petroleo e Gas Participacoes SA                    121,000              1,210,348
                                                                      ---------------
Total                                                                       7,114,390
-------------------------------------------------------------------------------------

CANADA (1.5%)
Canadian Pacific Railway Ltd.                           52,000              3,065,629
CGI Group, Inc. Class A                                195,000(b)           2,887,467
                                                                      ---------------
Total                                                                       5,953,096
-------------------------------------------------------------------------------------

CHINA (2.3%)
China Life Insurance Co., Ltd., Series H               463,000(d)           2,131,923
China National Building Material Co., Ltd.,
 Series H                                              880,000(d)           1,442,310
China Shenhua Energy Co., Ltd., Series H               417,000              1,789,432
Industrial & Commercial Bank of China, Series
 H                                                   5,011,000(d)           3,652,325
                                                                      ---------------
Total                                                                       9,015,990
-------------------------------------------------------------------------------------

DENMARK (0.7%)
Novo Nordisk A/S, Series B                              34,627              2,849,061
-------------------------------------------------------------------------------------

FINLAND (1.0%)
Outotec OYJ                                            100,377(d)           3,750,883
-------------------------------------------------------------------------------------

FRANCE (10.2%)
Accor SA                                                69,764(d)           3,985,742
Air Liquide SA                                          23,414(d)           2,731,170
BNP Paribas                                             74,305              5,103,154
Cie Generale Des Etablissements Michelin,
 Series B                                               15,118              1,104,347
Legrand SA                                             114,166              3,716,911
LVMH Moet Hennessy Louis Vuitton SA                     42,114              4,845,985
Pernod-Ricard SA                                        30,692              2,611,005
Publicis Groupe SA                                      65,603(d)           2,894,230
Safran SA                                              145,427              3,694,572
Sanofi-Aventis SA                                       39,897(b)           2,721,410
Societe Generale                                        55,779              2,978,223
VINCI SA                                                60,897(d)           3,393,126
                                                                      ---------------
Total                                                                      39,779,875
-------------------------------------------------------------------------------------



                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
       THREADNEEDLE INTERNATIONAL OPPORTUNITY FUND -- 2010 SEMIANNUAL REPORT  11

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

GERMANY (6.2%)
Fresenius Medical Care AG & Co. KGaA                   123,531(d)          $6,694,259
Linde AG                                                38,280(d)           4,573,327
MAN SE                                                  21,553              2,024,199
SAP AG                                                  77,829              3,715,812
ThyssenKrupp AG                                         74,694              2,428,565
Volkswagen AG                                           51,516(d)           4,925,793
                                                                      ---------------
Total                                                                      24,361,955
-------------------------------------------------------------------------------------

HONG KONG (3.6%)
China Overseas Land & Investment Ltd.                1,839,120              3,571,181
Hong Kong Exchanges and Clearing Ltd.                  190,700              3,116,420
Li & Fung Ltd.                                       1,093,600              5,272,289
Sun Hung Kai Properties Ltd.                           143,000              1,982,597
                                                                      ---------------
Total                                                                      13,942,487
-------------------------------------------------------------------------------------

HUNGARY (0.3%)
OTP Bank PLC                                            31,076(b,d)         1,094,184
-------------------------------------------------------------------------------------

INDONESIA (0.7%)
Bank Mandiri Tbk PT                                  4,176,500              2,647,704
-------------------------------------------------------------------------------------

IRELAND (0.7%)
Shire PLC                                              116,002              2,555,226
-------------------------------------------------------------------------------------

ISRAEL (0.9%)
Teva Pharmaceutical Industries Ltd., ADR                57,601              3,382,907
-------------------------------------------------------------------------------------

ITALY (0.6%)
Saipem SpA                                              63,491              2,370,575
-------------------------------------------------------------------------------------

JAPAN (15.7%)
Amada Co., Ltd.                                         40,000                328,458
Asahi Breweries Ltd.                                    47,100                846,211
Asahi Kasei Corp.                                       57,000                320,483
Benesse Holdings, Inc.                                   6,600                303,497
Bridgestone Corp.                                       28,600                476,724
Canon, Inc.                                             46,500              2,127,403
Capcom Co., Ltd.                                        18,800                379,357
Central Japan Railway Co.                                  101                822,564
Chubu Electric Power Co., Inc.                          18,000                418,272
CyberAgent, Inc.                                           200                348,371
Daiichi Sankyo Co., Ltd.                                21,100                366,742
Daikin Industries Ltd.                                   7,600                286,644
Daito Trust Construction Co., Ltd.                       6,100                325,222
Daiwa House Industry Co., Ltd.                          21,000                225,990
Denso Corp.                                             21,500                627,539
Don Quijote Co., Ltd.                                   23,500                629,773
Doutor Nichires Holdings Co., Ltd.                      31,600                473,369
East Japan Railway Co.                                   8,300                555,307
FANUC Ltd.                                               5,900                696,818
Fast Retailing Co., Ltd.                                 3,000(d)             454,669
FUJIFILM Holdings Corp.                                 18,200                623,841
Goldcrest Co., Ltd.                                     15,390(d)             421,006
Hankyu Hanshin Holdings, Inc.                          132,000                615,048
Hisamitsu Pharmaceutical Co., Inc.                      10,100                372,340
Honda Motor Co., Ltd.                                   53,900              1,824,135
Hoya Corp.                                              42,000              1,161,862
Inpex Corp.                                                 25                175,956
J Front Retailing Co., Ltd.                             54,000                314,540
Jafco Co., Ltd.                                         23,900                732,599
JFE Holdings, Inc.                                      17,800                634,883
Kawasaki Kisen Kaisha Ltd.                              61,000(b)             259,292
KDDI Corp.                                                  31                149,491
Keyence Corp.                                            1,000(d)             238,983
Kirin Holdings Co., Ltd.                                17,000                243,594
Komatsu Ltd.                                            26,700                538,286
Kyocera Corp.                                            6,100                612,577
Makita Corp.                                            27,100                840,145
Mitsubishi Corp.                                        22,800                540,170
Mitsubishi Electric Corp.                              147,000              1,310,346
Mitsubishi Estate Co., Ltd.                             35,000                631,063
Mitsubishi Materials Corp.                             111,000(b)             332,758
Mitsubishi UFJ Financial Group, Inc.                   363,300              1,893,472


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
12  THREADNEEDLE INTERNATIONAL OPPORTUNITY FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
JAPAN (CONT.)
Mitsubishi UFJ Lease & Finance Co., Ltd.                 9,960               $385,669
Mitsui & Co., Ltd.                                      45,300                680,928
Mitsui Fudosan Co., Ltd.                                15,000                277,833
Mizuho Financial Group, Inc.                           186,700                359,553
Murata Manufacturing Co., Ltd.                          11,200                662,907
NEC Corp.                                              106,000                349,061
NHK Spring Co., Ltd.                                    22,000                211,394
Nidec Corp.                                             11,500              1,180,080
Nidec Sankyo Corp.                                      36,000(d)             317,437
Nintendo Co., Ltd.                                       3,900              1,310,327
Nippon Electric Glass Co., Ltd.                         43,000                655,827
Nippon Sheet Glass Co., Ltd.                           113,000                371,242
Nippon Telegraph & Telephone Corp.                      18,000                732,781
Nissan Motor Co., Ltd.                                 154,300(b)           1,342,803
Nitori Co., Ltd.                                         3,150                247,744
Nomura Holdings, Inc.                                  121,400                839,264
Nomura Real Estate Holdings, Inc.                       45,000                797,364
Nomura Research Institute Ltd.                          14,000                357,250
NSK Ltd.                                                33,000(d)             251,766
NTT DoCoMo, Inc.                                           614                955,409
ORIX Corp.                                               7,890(d)             721,261
Osaka Gas Co., Ltd.                                     52,000                180,982
Panasonic Corp.                                         31,600                463,168
Ricoh Co., Ltd.                                         15,000                254,855
Rinnai Corp.                                             3,600                176,586
Rohm Co., Ltd.                                           9,000                667,096
Santen Pharmaceutical Co., Ltd.                         19,900                635,622
Sanwa Holdings Corp.                                    70,000                260,825
Sekisui Chemical Co., Ltd.                              34,000                232,235
Seven & I Holdings Co., Ltd.                            32,400                828,636
Shin-Etsu Chemical Co., Ltd.                            10,500                605,375
Shionogi & Co., Ltd.                                    15,100                272,627
Showa Denko KK                                         225,000                511,498
SMC Corp.                                                4,200                602,085
Sony Corp.                                              45,000              1,541,000
Sumitomo Corp.                                          35,100                422,738
Sumitomo Heavy Industries Ltd.                         118,000                775,853
Sumitomo Metal Industries Ltd.                         255,000                692,283
Sumitomo Metal Mining Co., Ltd.                         21,000                310,734
Sumitomo Mitsui Financial Group, Inc.                   39,400              1,303,240
T&D Holdings, Inc.                                      24,100                629,651
Taisho Pharmaceutical Co., Ltd.                          9,000                163,718
The Bank of Kyoto Ltd.                                  68,000                597,572
The Gunma Bank Ltd.                                    105,000                566,508
The Kansai Electric Power Co., Inc.                     20,900                465,111
The Shizuoka Bank Ltd.                                  18,000                151,060
The Sumitomo Trust & Banking Co., Ltd.                  61,000                368,959
The Tokyo Electric Power Co., Inc.                      34,000                853,414
Tokio Marine Holdings, Inc.                             36,700              1,092,756
Tokyo Electron Ltd.                                      9,000                590,160
Tokyo Gas Co., Ltd.                                     99,000                420,774
Tokyo Steel Manufacturing Co., Ltd.                     39,800                533,428
Tokyu Corp.                                            105,000                438,591
Toshiba Corp.                                           56,000(b)             322,866
Toyota Motor Corp.                                      62,500              2,415,259
Ushio, Inc.                                             27,200                449,312
Yahoo! Japan Corp.                                         976                373,752
Yamada Denki Co., Ltd.                                  12,980              1,015,117
Yamaha Motor Co., Ltd.                                  25,800(b)             380,686
Yamatake Corp.                                          12,300                306,698
                                                                      ---------------
Total                                                                      61,360,530
-------------------------------------------------------------------------------------



                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
       THREADNEEDLE INTERNATIONAL OPPORTUNITY FUND -- 2010 SEMIANNUAL REPORT  13

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

MEXICO (0.5%)
Grupo Modelo SAB de CV, Series C                       293,400(d)          $1,610,150
Wal-Mart de Mexico SAB de CV, Series V                 173,600(d)             406,184
                                                                      ---------------
Total                                                                       2,016,334
-------------------------------------------------------------------------------------

NETHERLANDS (1.9%)
ASML Holding NV                                         76,340              2,504,565
ING Groep NV                                           266,932(b)           2,355,764
Koninklijke Philips Electronics NV                      75,717              2,542,226
                                                                      ---------------
Total                                                                       7,402,555
-------------------------------------------------------------------------------------

NORWAY (0.7%)
DNB NOR ASA                                            219,466(d)           2,598,243
-------------------------------------------------------------------------------------

PORTUGAL (0.4%)
Jeronimo Martins SGPS SA                               145,765(d)           1,508,125
-------------------------------------------------------------------------------------

SINGAPORE (0.7%)
DBS Group Holdings Ltd.                                247,500              2,725,618
-------------------------------------------------------------------------------------

SOUTH KOREA (1.6%)
Samsung Electronics Co., Ltd.                            4,434              3,372,103
Shinhan Financial Group Co., Ltd.                       64,591              2,748,168
                                                                      ---------------
Total                                                                       6,120,271
-------------------------------------------------------------------------------------

SPAIN (0.6%)
Inditex SA                                              40,624              2,514,067
-------------------------------------------------------------------------------------

SWEDEN (2.0%)
Assay Abloy AB, Series B                               112,418              2,592,678
Atlas Copco AB, Series A                               198,263(d)           3,189,673
Swedish Match AB                                        93,201(d)           2,113,360
                                                                      ---------------
Total                                                                       7,895,711
-------------------------------------------------------------------------------------

SWITZERLAND (8.0%)
Credit Suisse Group AG                                 145,010              6,655,945
Nestle SA                                              220,290             10,779,493
Roche Holding AG                                        47,672              7,527,243
Syngenta AG                                             11,561              2,929,343
The Swatch Group AG                                     62,718              3,420,192
                                                                      ---------------
Total                                                                      31,312,216
-------------------------------------------------------------------------------------

TAIWAN (2.7%)
Advanced Semiconductor Engineering, Inc.             2,173,000              2,121,866
Hon Hai Precision Industry Co., Ltd.                   896,310              4,208,693
MediaTek, Inc.                                         123,000              2,083,106
Taiwan Semiconductor Manufacturing Co., Ltd.         1,015,049              1,986,996
                                                                      ---------------
Total                                                                      10,400,661
-------------------------------------------------------------------------------------

UNITED KINGDOM (24.2%)
Admiral Group PLC                                      271,080              5,436,550
Aggreko PLC                                            267,870              4,989,514
ARM Holdings PLC                                       476,076              1,836,170
Barclays PLC                                         1,166,654              5,992,679
BG Group PLC                                           418,901              7,080,286
BP PLC                                                 436,103              3,803,517
British American Tobacco PLC                           108,738              3,419,111
Burberry Group PLC                                     523,412              5,360,576
Carnival PLC                                            50,060              2,168,491
HSBC Holdings PLC                                      624,532              6,359,028
IG Group Holdings PLC                                  301,027              1,866,688
Invensys PLC                                           444,305              2,288,101
Lonmin PLC                                              91,233(b)           2,635,695
Pearson PLC                                            225,843              3,609,066
Prudential PLC                                         317,260              2,785,257
Reckitt Benckiser Group PLC                            122,452              6,360,906
Rio Tinto PLC                                          153,636              7,942,779
Standard Chartered PLC                                 275,222              7,341,158
The Weir Group PLC                                     179,903              2,700,636
Tullow Oil PLC                                         319,190              5,558,959


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
14  THREADNEEDLE INTERNATIONAL OPPORTUNITY FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
UNITED KINGDOM (CONT.)
Whitbread PLC                                          129,379             $3,023,373
Wm Morrison Supermarkets PLC                           460,868              2,038,909
                                                                      ---------------
Total                                                                      94,597,449
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $335,711,259)                                                     $376,570,528
-------------------------------------------------------------------------------------




MONEY MARKET FUND (2.4%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.21%              9,214,237(f)          $9,214,237
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $9,214,237)                                                         $9,214,237
-------------------------------------------------------------------------------------





INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN (13.0%)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)

CERTIFICATES OF DEPOSIT (0.5%)
Svenska Handelsbank
 05-03-10                            0.19%           $2,000,000            $2,000,000
-------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS (12.5%)(e)
Cantor Fitzgerald
 dated 04-30-10, matures 05-03-10,
 repurchase price
 $5,000,092                          0.22             5,000,000             5,000,000
Goldman Sachs
 dated 04-30-10, matures 05-03-10,
 repurchase price
 $14,849,528                         0.19            14,849,293            14,849,293
 $12,000,250                         0.25            12,000,000            12,000,000
Nomura Securities
 dated 04-30-10, matures 05-03-10,
 repurchase price
 $12,000,360                         0.36            12,000,000            12,000,000
Pershing LLC
 dated 04-30-10, matures 05-03-10,
 repurchase price
 $5,000,129                          0.31             5,000,000             5,000,000
                                                                      ---------------
Total                                                                      48,849,293
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN
(Cost: $50,849,293)                                                       $50,849,293
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $395,774,789)(g)                                                  $436,634,058
=====================================================================================





                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
       THREADNEEDLE INTERNATIONAL OPPORTUNITY FUND -- 2010 SEMIANNUAL REPORT  15

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

SUMMARY OF INVESTMENTS IN SECURITIES BY INDUSTRY

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of net assets at April 30, 2010:

                                          PERCENTAGE OF
INDUSTRY                                    NET ASSETS       VALUE(a)
-----------------------------------------------------------------------
Aerospace & Defense                             0.9%         $3,694,572
Auto Components                                 0.6           2,420,004
Automobiles                                     2.8          10,888,676
Beverages                                       2.6          10,171,415
Biotechnology                                   0.8           3,082,853
Building Products                               0.9           3,511,389
Capital Markets                                 2.7          10,657,946
Chemicals                                       3.0          11,671,196
Commercial Banks                               14.1          55,080,993
Commercial Services & Supplies                  1.3           4,989,514
Computers & Peripherals                         0.2             671,927
Construction & Engineering                      1.8           7,144,009
Construction Materials                          0.4           1,442,310
Consumer Finance                                0.2             721,261
Distributors                                    1.4           5,272,289
Diversified Consumer Services                   0.1             303,497
Diversified Financial Services                  2.0           7,724,541
Diversified Telecommunication Services          0.2             732,781
Electric Utilities                              0.4           1,736,797
Electrical Equipment                            1.4           5,476,569
Electronic Equipment, Instruments &
  Components                                    2.6           9,968,905
Energy Equipment & Services                     0.6           2,370,575
Food & Staples Retailing                        2.4           9,487,811
Food Products                                   2.8          10,779,493
Gas Utilities                                   0.2             601,756
Health Care Providers & Services                1.7           6,694,259
Hotels, Restaurants & Leisure                   2.5           9,650,975
Household Durables                              1.1           4,430,560
Household Products                              1.6           6,360,906
Industrial Conglomerates                        0.8           3,157,274
Insurance                                       3.1          12,076,137
Internet Software & Services                    0.1             373,752
IT Services                                     0.8           3,244,717
Machinery                                       3.4          13,395,875
Marine                                          0.1             259,292
Media                                           1.8           6,851,667
Metals & Mining                                 6.2          24,015,540
Multiline Retail                                0.7           2,787,381
Office Electronics                              0.6           2,382,258
Oil, Gas & Consumable Fuels                     5.0          19,618,498
Pharmaceuticals                                 5.3          20,846,896
Real Estate Management & Development            2.1           8,232,256


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
16  THREADNEEDLE INTERNATIONAL OPPORTUNITY FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

SUMMARY OF INVESTMENTS IN SECURITIES
BY INDUSTRY (continued)


                                          PERCENTAGE OF
INDUSTRY                                    NET ASSETS       VALUE(a)
-----------------------------------------------------------------------
Road & Rail                                     1.3%         $4,882,091
Semiconductors & Semiconductor
  Equipment                                     3.9          15,162,062
Software                                        1.4           5,405,496
Specialty Retail                                1.1           4,231,597
Textiles, Apparel & Luxury Goods                3.5          13,626,753
Tobacco                                         1.4           5,532,471
Trading Companies & Distributors                0.4           1,643,836
Wireless Telecommunication Services             0.3           1,104,900
Other(1)                                       15.3          60,063,530
-----------------------------------------------------------------------
Total                                                      $436,634,058
-----------------------------------------------------------------------


(1) Cash & Cash Equivalents.

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

INVESTMENTS IN DERIVATIVES


FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT APRIL 30, 2010



                             CURRENCY TO    CURRENCY TO    UNREALIZED     UNREALIZED
EXCHANGE DATE                BE DELIVERED   BE RECEIVED   APPRECIATION   DEPRECIATION
-------------------------------------------------------------------------------------
May 5, 2010                       799,000     1,228,223       $5,753              $--
                            British Pound   U.S. Dollar
-------------------------------------------------------------------------------------
May 7, 2010                     7,000,000        74,129           --             (403)
                             Japanese Yen   U.S. Dollar
-------------------------------------------------------------------------------------
Total                                                         $5,753            $(403)
-------------------------------------------------------------------------------------



NOTES TO PORTFOLIO OF INVESTMENTS



ADR  -- American Depositary Receipt



(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b)  Non-income producing.

(c)  Foreign security values are stated in U.S. dollars.

(d) At April 30, 2010, security was partially or fully on loan. See Note 7 to the financial statements.


--------------------------------------------------------------------------------
       THREADNEEDLE INTERNATIONAL OPPORTUNITY FUND -- 2010 SEMIANNUAL REPORT  17

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

(e) The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The market value of securities held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

CANTOR FITZGERALD (0.22%)

SECURITY DESCRIPTION                               VALUE(a)
-------------------------------------------------------------
Fannie Mae Discount Notes                              $6,362
Fannie Mae Interest Strip                              27,412
Fannie Mae Pool                                     3,386,704
Fannie Mae Principal Strip                                639
Fannie Mae REMICS                                     100,189
Federal Farm Credit Bank                               87,812
Federal Home Loan Banks                                81,413
Federal Home Loan Mortgage Corp                       113,973
Federal National Mortgage Association                  82,036
Freddie Mac Non Gold Pool                             379,138
Freddie Mac Reference REMIC                             5,396
Freddie Mac REMICS                                    117,694
Freddie Mac Strips                                     68,463
Ginnie Mae I Pool                                     168,045
Ginnie Mae II Pool                                    124,749
Government National Mortgage Association               28,257
United States Treasury Inflation Indexed Bonds         23,011
United States Treasury Note/Bond                       40,106
United States Treasury Strip Coupon                   256,013
United States Treasury Strip Principal                  2,588
-------------------------------------------------------------
Total market value of collateral securities        $5,100,000
-------------------------------------------------------------


GOLDMAN SACHS (0.19%)

SECURITY DESCRIPTION                               VALUE(a)
-------------------------------------------------------------
Fannie Mae Pool                                   $10,890,114
Freddie Mac Gold Pool                               3,669,922
Freddie Mac Non Gold Pool                             586,243
-------------------------------------------------------------
Total market value of collateral securities       $15,146,279
-------------------------------------------------------------




--------------------------------------------------------------------------------
18  THREADNEEDLE INTERNATIONAL OPPORTUNITY FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

NOTES TO PORTFOLIO OF
INVESTMENTS (CONTINUED)



GOLDMAN SACHS (0.25%)

SECURITY DESCRIPTION                               VALUE(a)
-------------------------------------------------------------
Allied Irish Banks PLC/New York NY                 $1,831,579
Banco Bilbao Vizcaya Argentaria/NY                     66,292
Bank of Nova Scotia                                     4,049
BNP Paribas NY                                      1,396,952
Calyon NY                                              93,563
Credit Agricole Corporate and Investment
  Bank/New York                                       918,442
Dexia Credit Local NY                               1,019,742
DnB NOR Bank                                            8,253
Natixis/New York NY                                 3,284,637
Nordea Bank Finland PLC                               274,405
Rabobank Nederland NV/NY                              454,737
Royal Bank of Scotland PLC/Greenwich CT                87,248
Sanpaolo IMI SpA/New York                              27,780
Societe Generale NY                                   404,211
Standard Chartered Banking                            552,359
Sumitomo Mitsui Banking Corp/New York               1,200,000
Svenska Handelsbanken/New York NY                      39,347
Toronto Dominion Bank/NY                              896,842
UBS AG Stamford                                        39,562
-------------------------------------------------------------
Total market value of collateral securities       $12,600,000
-------------------------------------------------------------


NOMURA SECURITIES (0.36%)

SECURITY DESCRIPTION                               VALUE(a)
-------------------------------------------------------------
American Express Credit Account Master Trust           $5,647
BA Credit Card Trust                                  706,986
Banc of America Commercial Mortgage Inc               114,556
Bank One Issuance Trust                                36,727
Bayview Commercial Asset Trust                         19,335
Bear Stearns Commercial Mortgage Securities            57,688
Capital Auto Receivables Asset Trust                  706,821
Capital One Auto Finance Trust                        131,818
Capital One Multi-Asset Execution Trust                39,989
Caterpillar Financial Asset Trust                         674
Chase Issuance Trust                                  279,721
Citigroup Commercial Mortgage Trust                   626,509
Citigroup/Deutsche Bank Commercial Mortgage
  Trust                                                79,807
College Loan Corp Trust                                26,240
Credit Suisse First Boston Mortgage Securities
  Corp                                                 13,363
Credit Suisse Mortgage Capital Certificates            36,215
Detroit Edison Securitization Funding LLC              33,295
Discover Card Master Trust                            132,978
Discover Card Master Trust I                          296,131
Fannie Mae Grantor Trust                              369,680


--------------------------------------------------------------------------------
       THREADNEEDLE INTERNATIONAL OPPORTUNITY FUND -- 2010 SEMIANNUAL REPORT  19

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

NOTES TO PORTFOLIO OF
INVESTMENTS (CONTINUED)



NOMURA SECURITIES (0.36%) (CONTINUED)

SECURITY DESCRIPTION                               VALUE(a)
-------------------------------------------------------------
Fannie Mae REMICS                                    $138,681
Fannie Mae Whole Loan                                 321,409
FHLMC Structured Pass Through Securities              202,163
Ford Credit Auto Lease Trust                           83,204
Ford Credit Auto Owner Trust                        2,038,858
Freddie Mac Gold Pool                                 399,745
GE Business Loan Trust                                 25,206
GS Mortgage Securities Corp II                         52,190
Harley-Davidson Motorcycle Trust                    1,214,884
Honda Auto Receivables Owner Trust                     15,901
JP Morgan Chase Commercial Mortgage Securities
  Corp                                                318,100
LB-UBS Commercial Mortgage Trust                      414,555
MBNA Credit Card Master Note Trust                    164,919
MBNA Master Credit Card Trust                       1,166,150
Mercedes-Benz Auto Receivables Trust                  176,684
Merrill Lynch Mortgage Trust                           17,857
Merrill Lynch/Countrywide Commercial Mortgage
  Trust                                                 2,419
Nelnet Student Loan Trust                              14,472
Nissan Auto Lease Trust                                 6,009
Nissan Auto Receivables Owner Trust                       292
Salomon Brothers Mortgage Securities VII Inc          267,430
SLM Student Loan Trust                                272,423
USAA Auto Owner Trust                                 131,076
Wachovia Bank Commercial Mortgage Trust             1,170,198
WaMu Mortgage Pass Through Certificates                68,965
World Omni Auto Receivables Trust                     159,922
-------------------------------------------------------------
Total market value of collateral securities       $12,557,892
-------------------------------------------------------------




--------------------------------------------------------------------------------
20  THREADNEEDLE INTERNATIONAL OPPORTUNITY FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

NOTES TO PORTFOLIO OF
INVESTMENTS (CONTINUED)



PERSHING LLC (0.31%)

SECURITY DESCRIPTION                               VALUE(a)
-------------------------------------------------------------
Fannie Mae Pool                                    $1,474,531
Fannie Mae REMICS                                     467,738
Fannie Mae-Aces                                        16,488
Federal Farm Credit Bank                               92,460
Federal Home Loan Banks                               179,004
Federal Home Loan Mortgage Corp                        27,352
Federal National Mortgage Association                  81,596
Freddie Mac Gold Pool                               1,245,692
Freddie Mac Non Gold Pool                              67,976
Freddie Mac REMICS                                     23,831
Ginnie Mae I Pool                                      81,073
Ginnie Mae II Pool                                    107,165
Government National Mortgage Association                2,954
United States Treasury Bill                               370
United States Treasury Note/Bond                      837,713
United States Treasury Strip Coupon                   138,394
United States Treasury Strip Principal                255,663
-------------------------------------------------------------
Total market value of collateral securities        $5,100,000
-------------------------------------------------------------



(f) Affiliated Money Market Fund -- See Note 8 to the financial statements. The rate shown is the seven-day current annualized yield at April 30, 2010.

(g) At April 30, 2010, the cost of securities for federal income tax purposes was approximately $395,775,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                         $50,640,000
     Unrealized depreciation                          (9,781,000)
     -----------------------------------------------------------
     Net unrealized appreciation                     $40,859,000
     -----------------------------------------------------------








--------------------------------------------------------------------------------
       THREADNEEDLE INTERNATIONAL OPPORTUNITY FUND -- 2010 SEMIANNUAL REPORT  21

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements -- Valuation of securities.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as

--------------------------------------------------------------------------------
22  THREADNEEDLE INTERNATIONAL OPPORTUNITY FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of April 30, 2010:

                                               FAIR VALUE AT APRIL 30, 2010
                             ----------------------------------------------------------------
                                  LEVEL 1           LEVEL 2
                               QUOTED PRICES         OTHER          LEVEL 3
                                 IN ACTIVE        SIGNIFICANT     SIGNIFICANT
                                MARKETS FOR       OBSERVABLE     UNOBSERVABLE
DESCRIPTION(a)               IDENTICAL ASSETS       INPUTS          INPUTS           TOTAL
---------------------------------------------------------------------------------------------
Equity Securities
  Common Stocks(b)
    Aerospace & Defense                 $--        $3,694,572         $--          $3,694,572
    Auto Components               1,104,347         1,315,657          --           2,420,004
    Automobiles                          --        10,888,676          --          10,888,676
    Beverages                            --        10,171,415          --          10,171,415
    Biotechnology                        --         3,082,853          --           3,082,853
    Building Products                    --         3,511,389          --           3,511,389
    Capital Markets                      --        10,657,946          --          10,657,946
    Chemicals                            --        11,671,196          --          11,671,196
    Commercial Banks              2,883,549        52,197,444          --          55,080,993
    Commercial Services &
     Supplies                            --         4,989,514          --           4,989,514
    Computers &
     Peripherals                         --           671,927          --             671,927
    Construction &
     Engineering                         --         7,144,009          --           7,144,009
    Construction
     Materials                           --         1,442,310          --           1,442,310
    Consumer Finance                     --           721,261          --             721,261
    Distributors                         --         5,272,289          --           5,272,289
    Diversified Consumer
     Services                            --           303,497          --             303,497
    Diversified Financial
     Services                            --         7,724,541          --           7,724,541
    Diversified
     Telecommunication
     Services                            --           732,781          --             732,781
    Electric Utilities                   --         1,736,797          --           1,736,797
    Electrical Equipment                 --         5,476,569          --           5,476,569
    Electronic Equipment,
     Instruments &
     Components                          --         9,968,905          --           9,968,905
    Energy Equipment &
     Services                            --         2,370,575          --           2,370,575
    Food & Staples
     Retailing                           --         9,487,811          --           9,487,811
    Food Products                        --        10,779,493          --          10,779,493
    Gas Utilities                        --           601,756          --             601,756
    Health Care Providers
     & Services                          --         6,694,259          --           6,694,259
    Hotels, Restaurants &
     Leisure                             --         9,650,975          --           9,650,975


--------------------------------------------------------------------------------
       THREADNEEDLE INTERNATIONAL OPPORTUNITY FUND -- 2010 SEMIANNUAL REPORT  23

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

                                               FAIR VALUE AT APRIL 30, 2010
                             ----------------------------------------------------------------
                                  LEVEL 1           LEVEL 2
                               QUOTED PRICES         OTHER          LEVEL 3
                                 IN ACTIVE        SIGNIFICANT     SIGNIFICANT
                                MARKETS FOR       OBSERVABLE     UNOBSERVABLE
DESCRIPTION(a)               IDENTICAL ASSETS       INPUTS          INPUTS           TOTAL
---------------------------------------------------------------------------------------------
    Household Durables                  $--        $4,430,560         $--          $4,430,560
    Household Products                   --         6,360,906          --           6,360,906
    Industrial
     Conglomerates                       --         3,157,274          --           3,157,274
    Insurance                            --        12,076,137          --          12,076,137
    Internet Software &
     Services                            --           373,752          --             373,752
    IT Services                   2,887,467           357,250          --           3,244,717
    Machinery                            --        13,395,875          --          13,395,875
    Marine                               --           259,292          --             259,292
    Media                                --         6,851,667          --           6,851,667
    Metals & Mining                      --        24,015,540          --          24,015,540
    Multiline Retail                     --         2,787,381          --           2,787,381
    Office Electronics                   --         2,382,258          --           2,382,258
    Oil, Gas & Consumable
     Fuels                               --        19,618,498          --          19,618,498
    Pharmaceuticals               3,382,907        17,463,989          --          20,846,896
    Real Estate
     Management &
     Development                         --         8,232,256          --           8,232,256
    Road & Rail                   3,065,629         1,816,462          --           4,882,091
    Semiconductors &
     Semiconductor
     Equipment                           --        15,162,062          --          15,162,062
    Software                             --         5,405,496          --           5,405,496
    Specialty Retail                     --         4,231,597          --           4,231,597
    Textiles, Apparel &
     Luxury Goods                        --        13,626,753          --          13,626,753
    Tobacco                              --         5,532,471          --           5,532,471
    Trading Companies &
     Distributors                        --         1,643,836          --           1,643,836
    Wireless
     Telecommunication
     Services                            --         1,104,900          --           1,104,900
---------------------------------------------------------------------------------------------
Total Equity Securities          13,323,899       363,246,629          --         376,570,528
---------------------------------------------------------------------------------------------
Other
  Affiliated Money Market
    Fund(c)                       9,214,237                --          --           9,214,237
  Investments of Cash
    Collateral Received
    for Securities on
    Loan                                 --        50,849,293          --          50,849,293
---------------------------------------------------------------------------------------------
Total Other                       9,214,237        50,849,293          --          60,063,530
---------------------------------------------------------------------------------------------
Investments in Securities        22,538,136       414,095,922          --         436,634,058
Other Financial
  Instruments(d)                         --             5,350          --               5,350
---------------------------------------------------------------------------------------------
Total                           $22,538,136      $414,101,272         $--        $436,639,408
---------------------------------------------------------------------------------------------


(a) See the Portfolio of Investments for all investment classifications not indicated in the table.


--------------------------------------------------------------------------------
24  THREADNEEDLE INTERNATIONAL OPPORTUNITY FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

(b) Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading. Therefore, these investment securities were classified as Level 2 instead of Level 1.
(c) Money market fund that is a sweep investment for cash balances in the Fund at April 30, 2010.
(d) Other Financial Instruments are derivative instruments, which are valued at the unrealized appreciation (depreciation) on the instrument. Derivative descriptions are located in the Investments in Derivatives section of the Portfolio of Investments.



HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.221.2450.


--------------------------------------------------------------------------------
       THREADNEEDLE INTERNATIONAL OPPORTUNITY FUND -- 2010 SEMIANNUAL REPORT  25

STATEMENT OF ASSETS AND LIABILITIES --------------------------------------------
APRIL 30, 2010 (UNAUDITED)


ASSETS
Investments in securities, at value
  Unaffiliated issuers* (identified cost $335,711,259)             $ 376,570,528
  Affiliated money market fund (identified cost $9,214,237)            9,214,237
  Investments of cash collateral received for securities on loan
    (identified cost $50,849,293)                                     50,849,293
--------------------------------------------------------------------------------
Total investments in securities (identified cost $395,774,789)       436,634,058
Foreign currency holdings (identified cost $843,788)                     848,687
Capital shares receivable                                                358,442
Dividends and accrued interest receivable                              2,389,592
Receivable for investment securities sold                              6,875,162
Unrealized appreciation on forward foreign currency contracts              5,753
--------------------------------------------------------------------------------
Total assets                                                         447,111,694
--------------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                                   320,185
Payable for investment securities purchased                            5,669,523
Payable upon return of securities loaned                              50,849,293
Unrealized depreciation on forward foreign currency contracts                403
Accrued investment management services fees                                8,540
Accrued distribution fees                                                  2,485
Accrued transfer agency fees                                               2,382
Accrued administrative services fees                                         864
Accrued plan administration services fees                                     11
Other accrued expenses                                                   116,432
--------------------------------------------------------------------------------
Total liabilities                                                     56,970,118
--------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                 $ 390,141,576
--------------------------------------------------------------------------------

REPRESENTED BY
Capital stock -- $.01 par value                                    $     492,920
Additional paid-in capital                                           544,628,200
Undistributed net investment income                                      248,572
Accumulated net realized gain (loss)                                (196,174,539)
Unrealized appreciation (depreciation) on investments
  and on translation of assets and liabilities in foreign
  currencies                                                          40,946,423
--------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
  capital stock                                                    $ 390,141,576
--------------------------------------------------------------------------------
*Value of securities on loan                                       $  48,345,346
--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
26  THREADNEEDLE INTERNATIONAL OPPORTUNITY FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


NET ASSET VALUE PER SHARE
                   NET ASSETS   SHARES OUTSTANDING   NET ASSET VALUE PER SHARE
Class A          $248,794,772           31,452,867                       $7.91(1)
Class B          $ 19,278,009            2,475,836                       $7.79
Class C          $  7,609,015            1,001,919                       $7.59
Class I          $112,922,950           14,169,392                       $7.97
Class R2         $  1,379,694              172,491                       $8.00
Class R3         $      3,980                  496                       $8.02
Class R4         $    149,169               18,498                       $8.06
Class R5         $      3,987                  496                       $8.04
------------------------------------------------------------------------------



(1) The maximum offering price per share for Class A is $8.39. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
       THREADNEEDLE INTERNATIONAL OPPORTUNITY FUND -- 2010 SEMIANNUAL REPORT  27

STATEMENT OF OPERATIONS --------------------------------------------------------
SIX MONTHS ENDED APRIL 30, 2010 (UNAUDITED)


INVESTMENT INCOME
Income:
Dividends                                                          $ 4,336,518
Income distributions from affiliated money market fund                   6,133
Income from securities lending -- net                                   64,780
  Less foreign taxes withheld                                         (523,672)
------------------------------------------------------------------------------
Total income                                                         3,883,759
------------------------------------------------------------------------------
Expenses:
Investment management services fees                                  1,455,812
Distribution fees
  Class A                                                              323,782
  Class B                                                              101,307
  Class C                                                               37,841
  Class R2                                                               3,292
  Class R3                                                                   5
Transfer agency fees
  Class A                                                              392,489
  Class B                                                               32,678
  Class C                                                               11,829
  Class R2                                                                 329
  Class R3                                                                   2
  Class R4                                                                  49
  Class R5                                                                   2
Administrative services fees                                           163,917
Plan administration services fees
  Class R2                                                               1,646
  Class R3                                                                   5
  Class R4                                                                 245
Compensation of board members                                            7,098
Custodian fees                                                          40,150
Printing and postage                                                    30,800
Registration fees                                                       32,420
Professional fees                                                       13,317
Other                                                                   13,207
------------------------------------------------------------------------------
Total expenses                                                       2,662,222
------------------------------------------------------------------------------
Investment income (loss) -- net                                      1,221,537
------------------------------------------------------------------------------



--------------------------------------------------------------------------------
28  THREADNEEDLE INTERNATIONAL OPPORTUNITY FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
  Security transactions                                            $14,967,048
  Foreign currency transactions                                       (134,832)
------------------------------------------------------------------------------
Net realized gain (loss) on investments                             14,832,216
Net change in unrealized appreciation (depreciation) on
  investments
  and on translation of assets and liabilities in foreign
  currencies                                                         2,199,576
------------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies               17,031,792
------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations    $18,253,329
------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
       THREADNEEDLE INTERNATIONAL OPPORTUNITY FUND -- 2010 SEMIANNUAL REPORT  29

STATEMENTS OF CHANGES IN NET ASSETS --------------------------------------------


                                                                   SIX MONTHS ENDED     YEAR ENDED
                                                                     APRIL 30, 2010  OCT. 31, 2009
                                                                        (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                        $  1,221,537   $  5,152,573
Net realized gain (loss) on investments                                  14,832,216    (98,948,086)
Net change in unrealized appreciation (depreciation) on
  investments and on translation of assets and liabilities in
  foreign currencies                                                      2,199,576    163,562,358
--------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations          18,253,329     69,766,845
--------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class A                                                              (4,051,775)    (6,677,493)
    Class B                                                                (131,408)      (342,205)
    Class C                                                                (106,618)       (37,640)
    Class I                                                              (2,509,316)    (2,569,064)
    Class R2                                                                (20,822)           (92)
    Class R3                                                                    (64)          (103)
    Class R4                                                                 (4,320)        (5,693)
    Class R5                                                                    (81)          (112)
--------------------------------------------------------------------------------------------------
Total distributions                                                      (6,824,404)    (9,632,402)
--------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
30  THREADNEEDLE INTERNATIONAL OPPORTUNITY FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


                                                                   SIX MONTHS ENDED     YEAR ENDED
                                                                     APRIL 30, 2010  OCT. 31, 2009
                                                                        (UNAUDITED)
CAPITAL SHARE TRANSACTIONS
Proceeds from sales
  Class A shares                                                       $ 11,062,760   $ 34,145,042
  Class B shares                                                            810,256      2,780,483
  Class C shares                                                          1,353,424      5,418,122
  Class I shares                                                          4,260,315     32,394,436
  Class R2 shares                                                           393,927      1,113,710
  Class R4 shares                                                            69,447         40,899
Reinvestment of distributions at net asset value
  Class A shares                                                          3,953,148      6,510,561
  Class B shares                                                            128,655        333,747
  Class C shares                                                            104,393         36,537
  Class I shares                                                          2,509,181      2,568,878
  Class R2 shares                                                            20,822             --
  Class R4 shares                                                             4,320          5,693
Conversions from Class B to Class A
  Class A shares                                                              3,920      5,124,288
  Class B shares                                                             (3,920)    (5,124,288)
Payments for redemptions
  Class A shares                                                        (31,422,213)   (73,172,762)
  Class B shares                                                         (2,783,781)    (7,655,726)
  Class C shares                                                           (953,811)    (1,010,812)
  Class I shares                                                        (13,921,681)   (10,235,698)
  Class R2 shares                                                          (176,175)       (61,328)
  Class R4 shares                                                          (155,795)       (24,761)
--------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions       (24,742,808)    (6,812,979)
--------------------------------------------------------------------------------------------------
Proceeds from regulatory settlement (Note 10)                                    --        270,486
--------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                 (13,313,883)    53,591,950
Net assets at beginning of period                                       403,455,459    349,863,509
--------------------------------------------------------------------------------------------------
Net assets at end of period                                            $390,141,576   $403,455,459
--------------------------------------------------------------------------------------------------
Undistributed net investment income                                    $    248,572   $  5,851,439
--------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
       THREADNEEDLE INTERNATIONAL OPPORTUNITY FUND -- 2010 SEMIANNUAL REPORT  31

FINANCIAL HIGHLIGHTS -----------------------------------------------------------

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. For periods ended 2007 and after, per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

                                                   SIX MONTHS ENDED
                                                       APRIL 30,                           YEAR ENDED OCT. 31,
CLASS A                                                  2010            -------------------------------------------------------
PER SHARE DATA                                        (UNAUDITED)         2009         2008        2007        2006        2005
Net asset value, beginning of period                     $7.70            $6.52       $11.83       $9.54       $7.66       $6.58
--------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .02              .09          .17         .07         .06         .05
Net gains (losses) (both realized and
 unrealized)                                               .31             1.26        (5.40)       2.34        1.91        1.06
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .33             1.35        (5.23)       2.41        1.97        1.11
--------------------------------------------------------------------------------------------------------------------------------
Proceeds from regulatory settlement                         --              .01           --          --          --          --
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.12)            (.18)        (.08)       (.12)       (.09)       (.03)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $7.91            $7.70        $6.52      $11.83       $9.54       $7.66
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             4.35%           21.49%(a)   (44.46%)     25.52%      25.98%      16.90%
--------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                    1.41%(c)         1.65%        1.45%       1.34%       1.48%       1.53%
--------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                 1.41%(c)         1.65%        1.45%       1.34%       1.48%       1.52%
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                              .48%(c)         1.34%        1.68%        .63%        .76%        .75%
--------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                   $249             $258         $248        $520        $464        $408
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    43%              97%          78%         84%         79%         93%
--------------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
32  THREADNEEDLE INTERNATIONAL OPPORTUNITY FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


                                                   SIX MONTHS ENDED
                                                       APRIL 30,                           YEAR ENDED OCT. 31,
CLASS B                                                  2010            -------------------------------------------------------
PER SHARE DATA                                        (UNAUDITED)         2009         2008        2007        2006        2005
Net asset value, beginning of period                     $7.54            $6.34       $11.50       $9.27       $7.44       $6.42
--------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              (.01)             .04          .10        (.01)         --          --
Net gains (losses) (both realized and
 unrealized)                                               .31             1.23        (5.26)       2.28        1.86        1.02
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .30             1.27        (5.16)       2.27        1.86        1.02
--------------------------------------------------------------------------------------------------------------------------------
Proceeds from regulatory settlement                         --              .01           --          --          --          --
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.05)            (.08)          --        (.04)       (.03)         --
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $7.79            $7.54        $6.34      $11.50       $9.27       $7.44
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             3.98%           20.53%(a)   (44.87%)     24.56%      25.07%      15.89%
--------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                    2.18%(c)         2.44%        2.21%       2.11%       2.25%       2.30%
--------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                 2.18%(c)         2.44%        2.21%       2.11%       2.25%       2.29%
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             (.29%)(c)         .61%         .98%       (.10%)       .01%        .01%
--------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $19              $20          $27         $72         $77         $81
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    43%              97%          78%         84%         79%         93%
--------------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
       THREADNEEDLE INTERNATIONAL OPPORTUNITY FUND -- 2010 SEMIANNUAL REPORT  33

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

                                                   SIX MONTHS ENDED
                                                       APRIL 30,                           YEAR ENDED OCT. 31,
CLASS C                                                  2010            -------------------------------------------------------
PER SHARE DATA                                        (UNAUDITED)         2009         2008        2007        2006        2005
Net asset value, beginning of period                     $7.41            $6.27       $11.39       $9.19       $7.40       $6.38
--------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              (.01)             .02          .09        (.01)         --          --
Net gains (losses) (both realized and
 unrealized)                                               .30             1.23        (5.20)       2.27        1.84        1.02
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .29             1.25        (5.11)       2.26        1.84        1.02
--------------------------------------------------------------------------------------------------------------------------------
Proceeds from regulatory settlement                         --              .01           --          --          --          --
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.11)            (.12)        (.01)       (.06)       (.05)         --
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $7.59            $7.41        $6.27      $11.39       $9.19       $7.40
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             3.97%           20.49%(a)   (44.92%)     24.66%      24.93%      16.03%
--------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                    2.17%(c)         2.34%        2.21%       2.10%       2.25%       2.30%
--------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                 2.17%(c)         2.34%        2.21%       2.10%       2.25%       2.28%
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             (.24%)(c)         .24%         .91%       (.12%)      (.01%)       .02%
--------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                     $8               $7           $2          $4          $3          $3
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    43%              97%          78%         84%         79%         93%
--------------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
34  THREADNEEDLE INTERNATIONAL OPPORTUNITY FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


                                                   SIX MONTHS ENDED
                                                       APRIL 30,                           YEAR ENDED OCT. 31,
CLASS I                                                  2010            -------------------------------------------------------
PER SHARE DATA                                        (UNAUDITED)         2009         2008        2007        2006        2005
Net asset value, beginning of period                     $7.77            $6.60       $11.97       $9.64       $7.75       $6.65
--------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .04              .13          .21         .12         .11         .09
Net gains (losses) (both realized and
 unrealized)                                               .33             1.26        (5.45)       2.38        1.92        1.07
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .37             1.39        (5.24)       2.50        2.03        1.16
--------------------------------------------------------------------------------------------------------------------------------
Proceeds from regulatory settlement                         --              .01           --          --          --          --
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.17)            (.23)        (.13)       (.17)       (.14)       (.06)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $7.97            $7.77        $6.60      $11.97       $9.64       $7.75
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             4.75%           22.06%(a)   (44.18%)     26.22%      26.50%      17.58%
--------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Total expenses                                            .86%(c)         1.03%         .97%        .88%        .99%        .91%
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             1.04%(c)         2.00%        2.14%       1.13%       1.22%       1.36%
--------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                   $113             $117          $73        $131        $105         $50
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    43%              97%          78%         84%         79%         93%
--------------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
       THREADNEEDLE INTERNATIONAL OPPORTUNITY FUND -- 2010 SEMIANNUAL REPORT  35

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

                                                   SIX MONTHS ENDED
                                                       APRIL 30,                YEAR ENDED OCT. 31,
CLASS R2                                                 2010            --------------------------------
PER SHARE DATA                                        (UNAUDITED)         2009         2008       2007(e)
Net asset value, beginning of period                     $7.81            $6.62       $11.98       $10.08
---------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .02              .01          .16          .03
Net gains (losses) (both realized and
 unrealized)                                               .31             1.35        (5.45)        2.04
---------------------------------------------------------------------------------------------------------
Total from investment operations                           .33             1.36        (5.29)        2.07
---------------------------------------------------------------------------------------------------------
Proceeds from regulatory settlement                         --              .01           --           --
---------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.14)            (.18)        (.07)        (.17)
---------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $8.00            $7.81        $6.62       $11.98
---------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             4.30%           21.42%(a)   (44.40%)      20.81%
---------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                    1.66%(c)         1.71%        1.77%        1.68%(c)
---------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                 1.66%(c)         1.71%        1.52%        1.68%(c)
---------------------------------------------------------------------------------------------------------
Net investment income (loss)                              .38%(c)          .11%        1.61%         .36%(c)
---------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                     $1               $1          $--          $--
---------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    43%              97%          78%          84%
---------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
36  THREADNEEDLE INTERNATIONAL OPPORTUNITY FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


                                                   SIX MONTHS ENDED
                                                       APRIL 30,                YEAR ENDED OCT. 31,
CLASS R3                                                 2010            --------------------------------
PER SHARE DATA                                        (UNAUDITED)         2009         2008       2007(e)
Net asset value, beginning of period                     $7.81            $6.64       $12.01       $10.08
---------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .02              .10          .19          .06
Net gains (losses) (both realized and
 unrealized)                                               .32             1.27        (5.47)        2.04
---------------------------------------------------------------------------------------------------------
Total from investment operations                           .34             1.37        (5.28)        2.10
---------------------------------------------------------------------------------------------------------
Proceeds from regulatory settlement                         --              .01           --           --
---------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.13)            (.21)        (.09)        (.17)
---------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $8.02            $7.81        $6.64       $12.01
---------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             4.36%           21.49%(a)   (44.24%)      21.11%
---------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                    1.49%(c)         1.57%        1.52%        1.44%(c)
---------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                 1.49%(c)         1.51%        1.27%        1.44%(c)
---------------------------------------------------------------------------------------------------------
Net investment income (loss)                              .42%(c)         1.48%        1.86%         .61%(c)
---------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--              $--          $--          $--
---------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    43%              97%          78%          84%
---------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
       THREADNEEDLE INTERNATIONAL OPPORTUNITY FUND -- 2010 SEMIANNUAL REPORT  37

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

                                                   SIX MONTHS ENDED
                                                       APRIL 30,                           YEAR ENDED OCT. 31,
CLASS R4                                                 2010            -------------------------------------------------------
PER SHARE DATA                                        (UNAUDITED)         2009         2008        2007        2006        2005
Net asset value, beginning of period                     $7.85            $6.68       $12.06       $9.72       $7.70       $6.62
--------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .02              .12          .18         .09         .09         .05
Net gains (losses) (both realized and
 unrealized)                                               .34             1.27        (5.46)       2.39        1.93        1.07
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .36             1.39        (5.28)       2.48        2.02        1.12
--------------------------------------------------------------------------------------------------------------------------------
Proceeds from regulatory settlement                         --              .01           --          --          --          --
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.15)            (.23)        (.10)       (.14)         --        (.04)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $8.06            $7.85        $6.68      $12.06       $9.72       $7.70
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             4.56%           21.71%(a)   (44.08%)     25.85%      26.23%      16.92%
--------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                    1.17%(c)         1.33%        1.26%       1.18%       1.29%       1.33%
--------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                 1.17%(c)         1.28%        1.01%       1.18%       1.29%       1.33%
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                              .47%(c)         1.75%        1.77%        .85%       1.02%       1.04%
--------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--              $--          $--         $--          $1         $--
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    43%              97%          78%         84%         79%         93%
--------------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
38  THREADNEEDLE INTERNATIONAL OPPORTUNITY FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


                                                   SIX MONTHS ENDED
                                                       APRIL 30,                YEAR ENDED OCT. 31,
CLASS R5                                                 2010            --------------------------------
PER SHARE DATA                                        (UNAUDITED)         2009         2008       2007(e)
Net asset value, beginning of period                     $7.84            $6.65       $12.06       $10.08
---------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .04              .13          .21          .11
Net gains (losses) (both realized and
 unrealized)                                               .32             1.28        (5.49)        2.04
---------------------------------------------------------------------------------------------------------
Total from investment operations                           .36             1.41        (5.28)        2.15
---------------------------------------------------------------------------------------------------------
Proceeds from regulatory settlement                         --              .01           --           --
---------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.16)            (.23)        (.13)        (.17)
---------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $8.04            $7.84        $6.65       $12.06
---------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             4.66%           22.09%(a)   (44.21%)      21.63%
---------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Total expenses                                            .97%(c)         1.07%        1.02%         .93%(c)
---------------------------------------------------------------------------------------------------------
Net investment income (loss)                              .95%(c)         1.93%        2.11%        1.12%(c)
---------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--              $--          $--          $--
---------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    43%              97%          78%          84%
---------------------------------------------------------------------------------------------------------


NOTES TO FINANCIAL HIGHLIGHTS
(a) During the year ended Oct. 31, 2009, the Fund received proceeds from a regulatory settlement. Had the Fund not received these proceeds, the total return would have been lower by 0.08%
(b) Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c) Annualized.
(d) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(e) For the period from Dec. 11, 2006 (when shares became publicly available) to Oct. 31, 2007.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
       THREADNEEDLE INTERNATIONAL OPPORTUNITY FUND -- 2010 SEMIANNUAL REPORT  39

NOTES TO FINANCIAL STATEMENTS --------------------------------------------------
(UNAUDITED AS OF APRIL 30, 2010)

1. ORGANIZATION

Threadneedle International Opportunity Fund (the Fund) is a series of RiverSource International Series, Inc. (the Corporation) and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Corporation has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Corporation's Board of Directors (the Board). The Fund invests primarily in equity securities of foreign issuers that are believed to offer strong growth potential.

The Fund offers Class A, Class B, Class C, Class I, Class R2, Class R3, Class R4 and Class R5 shares.

- Class A shares are offered with a front-end sales charge, which may be waived under certain circumstances.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares one month after the completion of the eighth year of ownership if originally purchased in a RiverSource fund on or after May 21, 2005 or originally purchased in a Seligman fund on or after June 13, 2009. Class B shares originally purchased in a RiverSource fund prior to May 21, 2005 will convert to Class A shares in the ninth calendar year of ownership. Class B shares originally purchased in a Seligman fund prior to June 13, 2009 will convert to Class A shares in the month prior to the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

- Class I, Class R2, Class R3, Class R4 and Class R5 shares are offered without a front-end sales charge or CDSC to qualifying institutional investors.

At April 30 2010, RiverSource Investments, LLC* (the Investment Manager) and affiliated funds-of-funds owned 100% of Class I shares and the Investment Manager owned 100% of Class R3 and Class R5 shares. At April 30, 2010, the Investment Manager and affiliated funds-of-funds owned approximately 29% of the total outstanding Fund shares.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration services fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

* Effective May 1, 2010, RiverSource Investments, LLC is known as Columbia Management Investment Advisers, LLC.


--------------------------------------------------------------------------------
40  THREADNEEDLE INTERNATIONAL OPPORTUNITY FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES
All securities are valued at the close of business of the New York Stock Exchange (NYSE). Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price from the primary exchange. Debt securities are generally traded in the over-the-counter market and are valued by an independent pricing service using an evaluated bid. When market quotes are not readily available, the pricing service, in determining fair values of debt securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Board generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial, Inc. (Ameriprise Financial), parent company of the Investment Manager, as administrator to the Fund, will fair value foreign securities pursuant to procedures adopted by the Board, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.


--------------------------------------------------------------------------------
       THREADNEEDLE INTERNATIONAL OPPORTUNITY FUND -- 2010 SEMIANNUAL REPORT  41

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates. Typically, those maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value. Investments in money market funds are valued at net asset value.

FOREIGN CURRENCY TRANSLATIONS
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the Statement of Operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. At April 30, 2010, foreign currency holdings consisted of multiple denominations, primarily Taiwan dollars.

REPURCHASE AGREEMENTS
The Fund may enter into repurchase agreements. Generally, securities received as collateral subject to repurchase agreements are deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The market value of securities held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

GUARANTEES AND INDEMNIFICATIONS
Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.


--------------------------------------------------------------------------------
42  THREADNEEDLE INTERNATIONAL OPPORTUNITY FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


FEDERAL TAXES
The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income (which includes net short-term capital gains) to shareholders. No provision for income or excise taxes is thus required.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all tax returns filed for the last three years.

FOREIGN CAPITAL GAINS TAXES
Realized gains in certain countries may be subject to foreign taxes at the fund level, at rates ranging from approximately 10% to 15%. The Fund pays such foreign taxes on net realized gains at the appropriate rate for each jurisdiction.

RECENT ACCOUNTING PRONOUNCEMENT
On Jan. 21, 2010, the Financial Accounting Standards Board issued an Accounting Standards Update (the amendment), Fair Value Measurements and Disclosures (Topic
820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose the input and valuation techniques used to measure fair value for both recurring and non-recurring fair value measurements for Level 2 and Level 3 positions. The amendment also requires that transfers between all levels (including Level 1 and Level 2) be disclosed on a gross basis (i.e., transfers out must be disclosed separately from transfers in), and the reason(s) for the transfer. Additionally purchases, sales, issuances and settlements must be disclosed on a gross basis in the Level 3 rollforward. The effective date of the amendment is for interim and annual periods beginning after Dec. 15, 2009, however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after Dec. 15, 2010. At this time the Fund is evaluating the implications of the amendment and the impact to the financial statements.

DIVIDENDS TO SHAREHOLDERS
An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.


--------------------------------------------------------------------------------
       THREADNEEDLE INTERNATIONAL OPPORTUNITY FUND -- 2010 SEMIANNUAL REPORT  43

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

OTHER
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

3. INVESTMENTS IN DERIVATIVES

The Fund may invest in certain derivative instruments, which are transactions whose values depend on or are derived from (in whole or in part) the value of one or more other assets, such as securities, currencies, commodities or indices. Such derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs, and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk, and credit risk. Investments in derivative instruments may expose the Fund to certain additional risks, including those detailed below.

FORWARD FOREIGN CURRENCY CONTRACTS
The Fund may enter into forward foreign currency contracts in connection with settling purchases or sales of securities, to hedge the currency exposure associated with some or all of the Fund's securities or as part of its investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily based upon foreign currency exchange rates from an independent pricing service and the change in value is recorded as unrealized appreciation or depreciation. The Fund will record a realized gain or loss when the forward foreign currency contract is closed.

The risks of forward foreign currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that the counterparty will not complete its contractual obligation, which may be in excess of the amount, if any, reflected in the Statement of Assets and Liabilities.

EFFECTS OF DERIVATIVE TRANSACTIONS ON THE FINANCIAL STATEMENTS
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund including: the fair value of derivatives by risk category and the location of those fair values in the

--------------------------------------------------------------------------------
44  THREADNEEDLE INTERNATIONAL OPPORTUNITY FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


Statement of Assets and Liabilities; the impact of derivative transactions on the Fund's operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

FAIR VALUES OF DERIVATIVE INSTRUMENTS AT APRIL 30, 2010


                            ASSET DERIVATIVES                 LIABILITY DERIVATIVES
                     -------------------------------  -------------------------------------
                     STATEMENT OF ASSETS              STATEMENT OF ASSETS
RISK EXPOSURE          AND LIABILITIES                  AND LIABILITIES
CATEGORY                   LOCATION       FAIR VALUE        LOCATION       FAIR VALUE
-------------------------------------------------------------------------------------------
Foreign exchange     Unrealized                       Unrealized
  contracts          appreciation on                  depreciation on
                     forward foreign                  forward foreign
                     currency contracts     $5,753    currency contracts      $403
-------------------------------------------------------------------------------------------
Total                                       $5,753                            $403
-------------------------------------------------------------------------------------------


EFFECT OF DERIVATIVE INSTRUMENTS IN THE STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED APRIL 30, 2010


      AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED IN INCOME
------------------------------------------------------------------------------
RISK EXPOSURE CATEGORY                FORWARD FOREIGN CURRENCY CONTRACTS
------------------------------------------------------------------------------
Foreign exchange contracts                          $41,827
------------------------------------------------------------------------------
Total                                               $41,827
------------------------------------------------------------------------------




 CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED IN
                                    INCOME
------------------------------------------------------------------------------
RISK EXPOSURE CATEGORY                FORWARD FOREIGN CURRENCY CONTRACTS
------------------------------------------------------------------------------
Foreign exchange contracts                          $5,949
------------------------------------------------------------------------------
Total                                               $5,949
------------------------------------------------------------------------------


VOLUME OF DERIVATIVE ACTIVITY
FORWARD FOREIGN CURRENCY CONTRACTS
The gross notional amount of contracts outstanding was approximately $1.3 million at April 30, 2010. The monthly average gross notional amount for these contracts was $200,000 for the six months ended April 30, 2010. The fair value of such contracts on April 30, 2010 is set forth in the table above.

4. EXPENSES AND SALES CHARGES

INVESTMENT MANAGEMENT SERVICES FEES
Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee

--------------------------------------------------------------------------------
       THREADNEEDLE INTERNATIONAL OPPORTUNITY FUND -- 2010 SEMIANNUAL REPORT  45

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.80% to 0.57% as the Fund's net assets increase. The fee may be adjusted upward or downward by a performance incentive adjustment determined monthly by measuring the percentage difference over a rolling 12-month period between the annualized performance of one Class A share of the Fund and the annualized performance of the Lipper International Large-Cap Core Funds Index. In certain circumstances, the Board may approve a change in the index. The maximum adjustment is 0.12% per year. If the performance difference is less than 0.50%, the adjustment will be zero. The adjustment decreased the management fee by $163,294 for the six months ended April 30, 2010. The management fee for the six months ended April 30, 2010 was 0.71% of the Fund's average daily net assets, including the adjustment under the terms of the performance incentive arrangement.

SUBADVISORY AGREEMENT
The Investment Manager has a Subadvisory Agreement with Threadneedle International Limited (Threadneedle), an affiliate of the Investment Manager and an indirect wholly-owned subsidiary of Ameriprise Financial, to subadvise the assets of the Fund. The Investment Manager contracts with and compensates Threadneedle to manage the investment of the Fund's assets.

ADMINISTRATIVE SERVICES FEES
Under an Administrative Services Agreement, the Fund pays Ameriprise Financial an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.08% to 0.05% as the Fund's net assets increase. The fee for the six months ended April 30, 2010 was 0.08% of the Fund's average daily net assets.

OTHER FEES
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended April 30, 2010, other expenses paid to this company were $1,097.

COMPENSATION OF BOARD MEMBERS
Under a Deferred Compensation Plan (the Plan), the board members who are not "interested persons" of the Fund under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource, Seligman and Threadneedle funds. The Fund's liability for these amounts is adjusted for market

--------------------------------------------------------------------------------
46  THREADNEEDLE INTERNATIONAL OPPORTUNITY FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


value changes and remains in the funds until distributed in accordance with the Plan.

TRANSFER AGENCY FEES
Under a Transfer Agency Agreement, RiverSource Service Corporation* (the Transfer Agent) maintains Fund shareholder accounts and records and provides Fund shareholder services. The Fund pays the Transfer Agent an annual account-based fee at a rate equal to $19.50 for Class A, $20.50 for Class B and $20.00 for Class C for this service. The Transfer Agent also charges an annual fee of $3 per account serviced directly by the Fund or its designated agent for Class A, Class B and Class C shares. The Fund also pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets attributable to Class R2, Class R3, Class R4 and Class R5 shares. The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for the 12 month period from the date the account becomes inactive. These fees are included in the transfer agency fees in the Statement of Operations.

* Effective May 1, 2010, RiverSource Service Corporation is known as Columbia Management Investment Services Corp.

PLAN ADMINISTRATION SERVICES FEES
Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class R2, Class R3 and Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.

DISTRIBUTION FEES
The Fund has an agreement with RiverSource Fund Distributors, Inc.** (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A and Class R3 shares, a fee at an annual rate of up to 0.50% of the Fund's average daily net assets attributable to Class R2 shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

** Effective May 1, 2010, RiverSource Fund Distributors, Inc. is known as
   Columbia Management Investment Distributors, Inc.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $764,000 and $62,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of Jan. 31, 2010, and may be recovered from

--------------------------------------------------------------------------------
       THREADNEEDLE INTERNATIONAL OPPORTUNITY FUND -- 2010 SEMIANNUAL REPORT  47

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


future payments under the distribution plan or CDSC. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

SALES CHARGES
Sales charges, including front-end and CDSCs, received by the Distributor for distributing Fund shares were $89,610 for Class A, $5,436 for Class B and $100 for Class C for the six months ended April 30, 2010.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $170,723,576 and $202,462,376, respectively, for the six months ended April 30, 2010. Realized gains and losses are determined on an identified cost basis.

6. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated were as follows:

                                       SIX MONTHS ENDED    YEAR ENDED
                                        APRIL 30, 2010   OCT. 31, 2009
----------------------------------------------------------------------
CLASS A
Sold                                       1,384,114        5,264,019
Converted from Class B*                          492          698,224
Reinvested distributions                     504,228        1,043,359
Redeemed                                  (3,938,993)     (11,588,871)
----------------------------------------------------------------------
Net increase (decrease)                   (2,050,159)      (4,583,269)
----------------------------------------------------------------------

CLASS B
Sold                                         103,452          447,082
Reinvested distributions                      16,622           54,268
Converted to Class A*                           (503)        (711,799)
Redeemed                                    (354,316)      (1,262,785)
----------------------------------------------------------------------
Net increase (decrease)                     (234,745)      (1,473,234)
----------------------------------------------------------------------

CLASS C
Sold                                         175,022          775,246
Reinvested distributions                      13,845            6,049
Redeemed                                    (123,683)        (153,380)
----------------------------------------------------------------------
Net increase (decrease)                       65,184          627,915
----------------------------------------------------------------------

CLASS I
Sold                                         526,166        5,147,285
Reinvested distributions                     318,424          410,364
Redeemed                                  (1,701,375)      (1,552,225)
----------------------------------------------------------------------
Net increase (decrease)                     (856,785)       4,005,424
----------------------------------------------------------------------



--------------------------------------------------------------------------------
48  THREADNEEDLE INTERNATIONAL OPPORTUNITY FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


                                       SIX MONTHS ENDED    YEAR ENDED
                                        APRIL 30, 2010   OCT. 31, 2009
----------------------------------------------------------------------
CLASS R2
Sold                                          49,847          149,456
Reinvested distributions                       2,626               --
Redeemed                                     (22,139)          (7,795)
----------------------------------------------------------------------
Net increase (decrease)                       30,334          141,661
----------------------------------------------------------------------

CLASS R4
Sold                                           9,053            6,351
Reinvested distributions                         542              898
Redeemed                                     (19,965)          (3,526)
----------------------------------------------------------------------
Net increase (decrease)                      (10,370)           3,723
----------------------------------------------------------------------


* Automatic conversion of Class B shares to Class A shares based on the original purchase date.

7. LENDING OF PORTFOLIO SECURITIES

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, National Association (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon return of the securities loaned. At April 30, 2010, securities valued at $48,345,346 were on loan, secured by cash collateral of $50,849,293 invested in short-term securities or in cash equivalents.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower's failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. Loans are subject to termination by the Fund or the

--------------------------------------------------------------------------------
       THREADNEEDLE INTERNATIONAL OPPORTUNITY FUND -- 2010 SEMIANNUAL REPORT  49

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income of $64,780 earned from securities lending for the six months ended April 30, 2010 is included in the Statement of Operations. The Fund also continues to earn interest and dividends on the securities loaned.

8. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of RiverSource, Seligman and Threadneedle funds and other institutional clients of the Investment Manager. The cost of the Fund's purchases and proceeds from sales of shares of RiverSource Short-Term Cash Fund aggregated $69,338,700 and $70,341,251, respectively, for the six months ended April 30, 2010. The income distributions received with respect to the Fund's investment in RiverSource Short-Term Cash Fund can be found in the Statement of Operations and the Fund's invested balance in RiverSource Short-Term Cash Fund at April 30, 2010, can be found in the Portfolio of Investments.

9. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other RiverSource, Seligman and Threadneedle funds, severally and not jointly, permits collective borrowings up to $300 million. The borrowers shall have the right, upon written notice to the Administrative Agent to request an increase of up to $200 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility shall at no time exceed $500 million. Participation in such increase by any existing lender shall be at such lender's sole discretion. Interest is charged to each Fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per

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50  THREADNEEDLE INTERNATIONAL OPPORTUNITY FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



annum, in addition to an upfront fee equal to its pro rata share of 0.04% of the amount of the credit facility. The Fund had no borrowings during the six months ended April 30, 2010.

10. PROCEEDS FROM REGULATORY SETTLEMENT

During the year ended Oct. 31, 2009, as a result of a settlement of an administrative proceeding brought by the Securities and Exchange Commission against an unaffiliated third party relating to market timing and/or late trading of mutual funds, the Fund received $270,486, which represented the Fund's portion of the proceeds from the settlement (the Fund was not a party to the proceeding). The proceeds received by the Fund were recorded as an increase to additional paid-in capital.

11. FEDERAL TAX INFORMATION

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of foreign currency transactions, passive foreign investment company (PFIC) holdings, foreign tax credits and losses deferred due to wash sales. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

For federal income tax purposes, the Fund had a capital loss carry-over of $204,715,335 at Oct. 31, 2009, that if not offset by capital gains will expire as follows:

    2010           2011           2016           2017
$59,231,998    $38,262,972    $12,069,463    $95,150,902


For the year ended Oct. 31, 2009, $137,301,860 of capital loss carry-over expired unused. It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires. There is no assurance that the Fund will be able to utilize all of its capital loss carry-over before it expires.

12. RISKS RELATING TO CERTAIN INVESTMENTS

FOREIGN/EMERGING MARKETS RISK
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency

--------------------------------------------------------------------------------
       THREADNEEDLE INTERNATIONAL OPPORTUNITY FUND -- 2010 SEMIANNUAL REPORT  51

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks.

GEOGRAPHIC CONCENTRATION RISK
The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting companies and countries within the specific geographic region in which the Fund focuses its investments. The Fund may be more volatile than a more geographically diversified fund.

13. SUBSEQUENT EVENTS

Management has evaluated Fund related events and transactions that occurred during the period from the date of the Statement of Assets and Liabilities through the date of issuance of the Fund's financial statements. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Fund's financial statements.

14. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court

--------------------------------------------------------------------------------
52  THREADNEEDLE INTERNATIONAL OPPORTUNITY FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit's decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe

--------------------------------------------------------------------------------
       THREADNEEDLE INTERNATIONAL OPPORTUNITY FUND -- 2010 SEMIANNUAL REPORT  53

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


--------------------------------------------------------------------------------
54  THREADNEEDLE INTERNATIONAL OPPORTUNITY FUND -- 2010 SEMIANNUAL REPORT

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT ----------------------------------------------------------------------

Columbia Management Investment Advisers, LLC ("Columbia Management" or the "investment manager"), formerly known as RiverSource Investments, LLC, a wholly-owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"), serves as the investment manager to the Fund. Under an investment management services agreement (the "IMS Agreement"), Columbia Management provides investment advice and other services to the Fund and all RiverSource funds (collectively, the "Funds"). In addition, under the subadvisory agreement (the "Subadvisory Agreement") between Columbia Management and Threadneedle International Limited (the "Subadviser"), the Subadviser performs portfolio management and related services for the Fund.

On an annual basis, the Fund's Board of Directors (the "Board"), including the independent Board members (the "Independent Directors"), considers renewal of each of the IMS Agreement and the Subadvisory Agreement (together, the "Advisory Agreements"). Columbia Management prepared detailed reports for the Board and its Contracts Committee in March and April 2010, including reports based on data provided by independent organizations and a comprehensive response to each item of information requested by independent legal counsel to the Independent Directors ("Independent Legal Counsel") in a letter to the investment manager, to assist the Board in making these determinations. All of the materials presented in March and April were first supplied in draft form to designated representatives of the Independent Directors, i.e., Independent Legal Counsel, the Chair and the Chair of the Contracts Committee (including materials relating to the Fund's new expense cap), and the final materials were revised to reflect comments provided by these Board representatives. In addition, throughout the year, the Board (or its committees) reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board accords particular weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the Advisory Agreements. At the April 6-8, 2010 in-person Board meeting, Independent Legal Counsel reviewed with the Independent Directors various factors relevant to the Board's consideration of advisory and subadvisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Directors, approved renewal of the Advisory Agreements.

Nature, Extent and Quality of Services Provided by Columbia Management and the
Subadviser: The Board analyzed various reports and presentations it had

--------------------------------------------------------------------------------
       THREADNEEDLE INTERNATIONAL OPPORTUNITY FUND -- 2010 SEMIANNUAL REPORT  55

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT (continued) ----------------------------------------------------------


received detailing the services performed by Columbia Management and the Subadviser, as well as their expertise, resources and capabilities. The Board specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the continued investment in, and resources dedicated to, the Fund's operations, most notably, management's announcement of the massive investment made in the acquisition of the long-term asset management business of Columbia Management Group, LLC (the "Columbia Transaction") and the completed integration of J. & W. Seligman & Co. Incorporated, acquisitions which should continue to enhance investment capabilities and provide access to a greater depth of experienced portfolio managers in key categories. The Board noted, in particular, that upon the close of the Columbia Transaction, RiverSource will have grown to 10 investment offices (compared to 6 in 2009). In addition, the Board reviewed information concerning the investment manager's new Chief Investment Officer upon the close of the Columbia Transaction, including the application of his particular investment philosophy, which is intended to enhance the risk and portfolio management oversight of the entire fund family.

Moreover, in connection with the Board's evaluation of the overall package of services provided by Columbia Management, the Board considered the quality of the administrative and transfer agency services provided by Columbia Management's affiliates to the Fund. The Board also reviewed the financial condition of Columbia Management and its affiliates (including the Subadviser), and each entity's ability to carry out its responsibilities under the Advisory Agreements. Further, the Board considered Columbia Management's ability to retain key personnel in certain targeted areas and its expectations in this regard. The Board also discussed the acceptability of the terms of the Advisory Agreements (including the relatively broad scope of services required to be performed by Columbia Management). The Board concluded that the services being performed under the Advisory Agreements were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Management and its affiliates, including the Subadviser, were in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance: For purposes of evaluating the nature, extent and quality of services provided under the Advisory Agreements, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board

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56  THREADNEEDLE INTERNATIONAL OPPORTUNITY FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


considered detailed reports containing data prepared by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund's investment performance was appropriate in light of the particular management style. Additionally, the Board reviewed the performance of the Subadviser and Columbia Management's processes for monitoring the Subadviser. The Board considered, in particular, management's rationale for recommending the continued retention of the Subadviser.

Comparative Fees, Costs of Services Provided and the Profits Realized By Columbia Management and its Affiliates from their Relationships with the Fund:
The Board reviewed comparative fees and the costs of services to be provided under each of the Advisory Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (prepared by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its peer group, as well as data showing the Fund's contribution to Columbia Management's profitability.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Funds' family, while assuring that the overall fees for each fund (with few defined exceptions) are generally in line with the "pricing philosophy" (i.e., that the total expense ratio of each fund (excluding the effect of a performance incentive adjustment), with few exceptions, is at or below the median expense ratio of funds in the same comparison group). The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) approximated the peer group's median expense ratio. The Board also considered the Fund's performance incentive adjustment and noted its continued appropriateness. The Board further observed that the subadvisory fees paid under the Subadvisory Agreement are borne by the investment manager and not the Fund. Based on its review, the Board concluded that the fees paid under each of the Advisory Agreements were fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered various preliminary integration plans in connection with the Columbia Transaction which, if implemented, would impact the fee structures of various RiverSource Funds. The Board was satisfied with the principles underlying these plans, which, at their preliminary stage, are designed

--------------------------------------------------------------------------------
       THREADNEEDLE INTERNATIONAL OPPORTUNITY FUND -- 2010 SEMIANNUAL REPORT  57

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT (continued) ----------------------------------------------------------


to achieve a rational, consistent pricing model across the combined fund families, as well as preserve the "pricing philosophy" of the Funds.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing and operating the Fund, including data showing comparative profitability over the past two years. In this regard, the Board observed slightly reduced profitability in 2009 vs. 2008. The Board also considered the services acquired by the investment manager through the use of commission dollars paid by the Funds on portfolio transactions. The Board noted that the fees paid by the Fund should permit the investment manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized: The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. The Board considered that the IMS Agreement provides for lower fees as assets increase at pre-established breakpoints and concluded that the IMS Agreement satisfactorily provided for sharing these economies of scale.

Based on the foregoing, the Board, including all of the Independent Directors, concluded that the investment management service fees and subadvisory fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 8, 2010, the Board, including all of the Independent Directors, approved the renewal of each of the Advisory Agreements for an additional annual period.


--------------------------------------------------------------------------------
58  THREADNEEDLE INTERNATIONAL OPPORTUNITY FUND -- 2010 SEMIANNUAL REPORT

PROXY VOTING -------------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.221.2450; contacting your financial intermediary; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.


--------------------------------------------------------------------------------
       THREADNEEDLE INTERNATIONAL OPPORTUNITY FUND -- 2010 SEMIANNUAL REPORT  59

THREADNEEDLE INTERNATIONAL OPPORTUNITY FUND
734 Ameriprise Financial Center
Minneapolis, MN 55474

RIVERSOURCE.COM/FUNDS


                                This report must be accompanied or preceded by the Fund's
                                current prospectus. Threadneedle(R) mutual funds are
                                distributed by Columbia Management Investment Distributors,
                                Inc. (formerly known as RiverSource Fund Distributors,
                                Inc.), member FINRA and managed by Columbia Management
                                Investment Advisers, LLC (formerly known as RiverSource
                                Investments, LLC). Threadneedle mutual funds are subadvised by Threadneedle International Limited, an affiliate of
                                Columbia Management.
                                (C)2010 Columbia Management Investment Advisers, LLC. All
(COLUMBIA MANAGEMENT LOGO)      rights reserved.                                                  S-6340 AC (6/10)

Item 2.  Code of Ethics. Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert. Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services. Not applicable for semi-annual reports.

Item 5.  Audit Committee of Listed Registrants. Not applicable.

Item 6.  Investments.

(a)  The complete schedule of investments is included in Item 1 of this Form
     N-CSR.

(b)  Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10. Submission of matters to a vote of security holders. Not applicable.

Item 11. Controls and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's Principal Financial Officer and Principal Executive Officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable for semi-annual reports.

(a)(2) Separate certification for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX.99.CERT.

(a)(3) Not applicable.

(b) A certification by the Registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX.99.906 CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                             RiverSource International Series, Inc.


By /s/ J. Kevin Connaughton
   ---------------------------------
   J. Kevin Connaughton
   President and Principal Executive
   Officer

Date July 1, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ J. Kevin Connaughton
   ---------------------------------
   J. Kevin Connaughton
   President and Principal Executive
   Officer

Date July 1, 2010


By /s/ Jeffrey P. Fox
   ---------------------------------
   Jeffrey P. Fox
   Treasurer and Principal Financial
   Officer

Date July 1, 2010